UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06110

Western Asset Funds, Inc.

(Exact name of registrant as specified in charter)

385 East Colorado Boulevard

Pasadena, CA 91101

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-888-425-6432

Date of fiscal year end: December 31

Date of reporting period: September 30, 2009

ITEM 1.	PORTFOLIOS OF INVESTMENTS

WESTERN ASSET FUNDS, INC.

WESTERN ASSET CORE BOND PORTFOLIO

WESTERN ASSET CORE PLUS BOND

PORTFOLIO

FORM N-Q

SEPTEMBER 30, 2009

Quarterly Report to Shareholders 1

Portfolio of Investments

Western Asset Core Bond Portfolio

September 30, 2009 (Unaudited)

	Rate	Maturity Date	Par/Shares	Value
Long-Term Securities — 100.8%
Corporate Bonds and Notes — 27.3%
Aerospace and Defense — 0.2%
The Boeing Co.	4.875%	2/15/20	$5,210,000	$5,374,266
United Technologies Corp.	5.400%	5/1/35	1,460,000	1,527,305

				6,901,571

Airlines — 1.7%
Continental Airlines Inc.	6.900%	1/2/18	2,356,249	2,191,312
Continental Airlines Inc.	6.820%	5/1/18	548,237	471,483	A
Continental Airlines Inc.	6.545%	2/2/19	3,458,037	3,267,845
Continental Airlines Inc.	5.983%	4/19/22	4,000,000	3,780,000
Continental Airlines Inc.	6.703%	12/15/22	3,305,517	3,008,020
Delta Air Lines Inc.	7.379%	5/18/10	607,713	598,596
Delta Air Lines Inc.	7.570%	11/18/10	7,136,000	7,064,640
Delta Air Lines Inc.	7.111%	9/18/11	15,600,000	15,210,000
Delta Air Lines Inc.	6.821%	8/10/22	10,152,332	9,390,907
Northwest Airlines Corp.	7.575%	9/1/20	4,933,801	4,045,717
Northwest Airlines Inc.	1.535%	5/20/14	2,329,156	1,956,491	B
Southwest Airlines Co.	5.125%	3/1/17	2,640,000	2,482,408
US Airways Pass-Through Trust	6.850%	1/30/18	9,677,173	7,169,808	A

				60,637,227

Automobiles — N.M.
DaimlerChrysler NA Holding Corp.	5.875%	3/15/11	700,000	726,403
General Motors Corp.	9.450%	11/1/11	160,000	23,200	C
General Motors Corp.	9.400%	7/15/21	43,000	6,450	C
General Motors Corp.	8.100%	6/15/24	23,000	3,508	C
General Motors Corp.	0.000%	3/15/36	567,000	43,942	C,D

				803,503

Building Products — 0.2%
Masco Corp.	7.125%	8/15/13	3,320,000	3,402,167
Masco Corp.	6.125%	10/3/16	4,120,000	3,905,302

				7,307,469

Capital Markets — 1.1%
Goldman Sachs Capital II	5.793%	12/29/49	770,000	554,400	D
Lehman Brothers Holdings Capital Trust VII	5.857%	11/29/49	1,300,000	130	C,D
Lehman Brothers Holdings Inc.	6.200%	9/26/14	4,370,000	742,900	C
Lehman Brothers Holdings Inc.	6.500%	7/19/17	11,920,000	1,192	C
Lehman Brothers Holdings Inc.	6.750%	12/28/17	29,990,000	2,999	C
Merrill Lynch and Co. Inc.	6.110%	1/29/37	3,510,000	3,338,565
Morgan Stanley	4.750%	4/1/14	3,070,000	3,047,343
Morgan Stanley	0.960%	10/18/16	4,040,000	3,607,352	B
The Bear Stearns Cos. Inc.	6.400%	10/2/17	17,120,000	18,624,317
The Goldman Sachs Group Inc.	5.625%	1/15/17	9,935,000	10,008,857

				39,928,055

2 Quarterly Report to Shareholders

Portfolio of Investments - Continued

Western Asset Core Bond Portfolio - Continued

	Rate	Maturity Date	Par/Shares	Value
Long-Term Securities — Continued
Corporate Bonds and Notes — Continued
Commercial Banks — 1.2%
Bank One Corp.	7.875%	8/1/10	$4,500,000	$4,735,998
Bank One Corp.	5.900%	11/15/11	2,000,000	2,138,396
HBOS Treasury Services PLC	5.250%	2/21/17	2,500,000	2,365,313	E
SunTrust Capital VIII	6.100%	12/15/36	14,970,000	10,418,401	D
Wachovia Capital Trust III	5.800%	3/15/49	6,130,000	4,229,700	D
Wachovia Corp.	5.750%	6/15/17	16,100,000	17,009,231
Wells Fargo Capital X	5.950%	12/15/36	1,890,000	1,639,575

				42,536,614

Commercial Services and Supplies — 0.4%
Waste Management Inc.	6.375%	11/15/12	2,530,000	2,768,862
Waste Management Inc.	5.000%	3/15/14	3,440,000	3,575,880
Waste Management Inc.	7.125%	12/15/17	6,000,000	6,673,224

				13,017,966

Communications Equipment — 0.2%
Motorola Inc.	8.000%	11/1/11	5,600,000	5,969,667

Consumer Finance — 3.0%
American Express Co.	6.800%	9/1/66	4,460,000	3,791,000	D
American Express Credit Corp.	5.125%	8/25/14	15,020,000	15,536,943
American General Finance Corp.	6.900%	12/15/17	4,070,000	2,846,481
Capital One Financial Corp.	6.150%	9/1/16	3,170,000	3,112,921
Ford Motor Credit Co.	7.375%	10/28/09	36,715,000	36,724,509
Ford Motor Credit Co.	7.375%	2/1/11	6,435,000	6,401,429
Ford Motor Credit Co.	7.250%	10/25/11	5,910,000	5,739,845
GMAC LLC	7.750%	1/19/10	3,493,000	3,488,634	E
GMAC LLC	7.250%	3/2/11	519,000	499,537	E
GMAC LLC	7.500%	12/31/13	1,449,000	1,267,875	E
GMAC LLC	0.000%	6/15/15	220,000	103,400	F
GMAC LLC	8.000%	12/31/18	1,207,000	911,285	E
SLM Corp.	5.375%	5/15/14	3,000,000	2,296,134
SLM Corp.	5.625%	8/1/33	42,895,000	26,922,318

				109,642,311

Diversified Financial Services — 4.0%
Air 2 US	8.027%	10/1/19	8,610,007	7,232,406	E
BAC Capital Trust XIV	5.630%	12/31/49	500,000	327,500	D
Citigroup Inc.	6.375%	8/12/14	2,170,000	2,243,541
Citigroup Inc.	5.500%	10/15/14	1,740,000	1,737,486
Citigroup Inc.	8.500%	5/22/19	2,420,000	2,731,781
Citigroup Inc.	6.125%	8/25/36	2,000,000	1,716,404
Citigroup Inc.	5.875%	5/29/37	17,000,000	14,822,351
Citigroup Inc.	6.875%	3/5/38	17,330,000	17,382,527
General Electric Capital Corp.	2.125%	12/21/12	21,370,000	21,564,104
General Electric Capital Corp.	6.875%	1/10/39	23,700,000	24,821,721

Quarterly Report to Shareholders 3

	Rate	Maturity Date	Par/Shares	Value
Long-Term Securities — Continued
Corporate Bonds and Notes — Continued
Diversified Financial Services — Continued
General Electric Capital Corp.	6.375%	11/15/67	$22,960,000	$18,999,400	D
HSBC Finance Corp.	8.000%	7/15/10	690,000	721,424
HSBC Finance Corp.	7.000%	5/15/12	700,000	756,184
HSBC Finance Corp.	6.375%	11/27/12	440,000	473,170
ILFC E-Capital Trust I	5.900%	12/21/65	10,600,000	5,353,000	D,E
ILFC E-Capital Trust II	6.250%	12/21/65	4,160,000	2,100,800	D,E
JP Morgan and Co. Inc.	1.714%	2/15/12	2,000,000	1,923,240	B
JPMorgan Chase and Co.	5.750%	1/2/13	3,770,000	4,023,744
JPMorgan Chase and Co.	6.125%	6/27/17	7,855,000	8,278,816
Liberty Media LLC	3.750%	2/15/30	290,000	145,000	G
PHH Corp.	7.125%	3/1/13	3,410,000	3,085,194
Unilever Capital Corp.	7.125%	11/1/10	1,730,000	1,846,948

				142,286,741

Diversified Telecommunication Services — 0.9%
AT&T Inc.	5.100%	9/15/14	4,960,000	5,347,714
AT&T Inc.	6.550%	2/15/39	14,610,000	15,928,436
BellSouth Corp.	4.750%	11/15/12	440,000	468,969
BellSouth Corp.	5.200%	9/15/14	4,270,000	4,623,074
CenturyTel Inc.	6.000%	4/1/17	4,120,000	4,179,678
Verizon Global Funding Corp.	7.250%	12/1/10	2,220,000	2,362,710
Verizon Global Funding Corp.	7.375%	9/1/12	5,000	5,681

				32,916,262

Electric Utilities — 0.7%
Exelon Corp.	5.625%	6/15/35	345,000	332,540
FirstEnergy Corp.	6.450%	11/15/11	13,000	14,060
FirstEnergy Corp.	7.375%	11/15/31	10,610,000	11,893,035
Pacific Gas and Electric Co.	6.050%	3/1/34	940,000	1,045,659
Pacific Gas and Electric Co.	5.800%	3/1/37	7,330,000	7,935,487
Progress Energy Inc.	7.100%	3/1/11	1,488,000	1,577,441
The Detroit Edison Co.	6.125%	10/1/10	920,000	966,843

				23,765,065

Food and Staples Retailing — 1.5%
CVS Lease Pass-Through Trust	6.117%	1/10/13	3,120,985	3,183,938	A,E
CVS Lease Pass-Through Trust	6.036%	12/10/28	34,226,724	32,992,850
The Kroger Co.	6.400%	8/15/17	580,000	641,743
The Kroger Co.	6.150%	1/15/20	850,000	939,983
Wal-Mart Stores Inc.	5.800%	2/15/18	9,150,000	10,278,076
Wal-Mart Stores Inc.	6.200%	4/15/38	5,410,000	6,156,867

				54,193,457

Food Products — 0.3%
General Mills Inc.	5.700%	2/15/17	3,580,000	3,895,269

4 Quarterly Report to Shareholders

Portfolio of Investments - Continued

Western Asset Core Bond Portfolio - Continued

	Rate	Maturity Date	Par/Shares	Value
Long-Term Securities — Continued
Corporate Bonds and Notes — Continued
Food Products — Continued
Sara Lee Corp.	6.250%	9/15/11	$5,500,000	$5,939,208

				9,834,477

Gas Utilities — 0.2%
Southern Natural Gas Co.	8.000%	3/1/32	7,390,000	8,737,907

Health Care Providers and Services — 1.4%
AmerisourceBergen Corp.	5.625%	9/15/12	3,520,000	3,733,044
AmerisourceBergen Corp.	5.875%	9/15/15	3,050,000	3,284,945
HCA Inc.	5.750%	3/15/14	35,430,000	31,266,975
Tenet Healthcare Corp.	7.375%	2/1/13	6,584,000	6,518,160
Tenet Healthcare Corp.	9.000%	5/1/15	1,250,000	1,306,250	E
Tenet Healthcare Corp.	10.000%	5/1/18	1,250,000	1,378,125	E
WellPoint Inc.	5.875%	6/15/17	900,000	949,934
WellPoint Inc.	7.000%	2/15/19	2,780,000	3,160,184

				51,597,617

Hotels, Restaurants and Leisure — 0.2%
Marriott International Inc.	5.810%	11/10/15	4,400,000	4,295,544
Starwood Hotels and Resorts Worldwide Inc.	7.875%	5/1/12	3,050,000	3,164,375

				7,459,919

Independent Power Producers and Energy Traders — 0.1%
TXU Corp.	6.500%	11/15/24	1,090,000	504,147
TXU Corp.	6.550%	11/15/34	9,930,000	4,466,633

				4,970,780

Industrial Conglomerates — 0.8%
Tyco International Ltd. / Tyco International Finance SA	7.000%	12/15/19	3,380,000	3,658,982
Tyco International Ltd. / Tyco International Finance SA	6.875%	1/15/21	21,975,000	24,665,971

				28,324,953

Insurance — 2.4%
American International Group Inc.	5.850%	1/16/18	2,370,000	1,715,899
American International Group Inc.	6.250%	3/15/37	12,690,000	6,281,550
ASIF Global Financing XIX	4.900%	1/17/13	1,210,000	1,098,547	E
Marsh and McLennan Cos. Inc.	5.150%	9/15/10	3,070,000	3,132,978
MetLife Inc.	6.400%	12/15/36	46,870,000	39,605,150
The Travelers Cos. Inc.	6.250%	3/15/37	37,460,000	32,935,806	D

				84,769,930

Leisure Equipment and Products — 0.2%
Eastman Kodak Co.	7.250%	11/15/13	9,130,000	7,486,600

Media — 1.3%
CBS Corp.	7.625%	1/15/16	2,750,000	2,790,010

Quarterly Report to Shareholders 5

	Rate	Maturity Date	Par/Shares	Value
Long-Term Securities — Continued
Corporate Bonds and Notes — Continued
Media — Continued
Comcast Corp.	6.500%	1/15/15	$1,200,000	$1,337,149
Comcast Corp.	6.500%	1/15/17	1,500,000	1,646,352
Comcast Corp.	6.950%	8/15/37	3,130,000	3,493,587
DirecTV Holdings LLC	4.750%	10/1/14	3,420,000	3,420,000	E
News America Inc.	6.200%	12/15/34	105,000	103,307
News America Inc.	6.650%	11/15/37	700,000	729,187
Reed Elsevier Capital Inc.	8.625%	1/15/19	4,740,000	5,839,547
Time Warner Cable Inc.	6.200%	7/1/13	6,470,000	7,048,399
Time Warner Cable Inc.	8.750%	2/14/19	1,180,000	1,453,677
Time Warner Cable Inc.	8.250%	4/1/19	8,630,000	10,431,046
Time Warner Cable Inc.	6.750%	6/15/39	2,950,000	3,190,236
Viacom Inc.	6.250%	4/30/16	3,400,000	3,667,094

				45,149,591

Multi-Utilities — 0.1%
Dominion Resources Inc.	5.125%	12/15/09	50,000	50,382
Dominion Resources Inc.	4.750%	12/15/10	570,000	589,699
Dominion Resources Inc.	5.700%	9/17/12	2,050,000	2,239,385

				2,879,466

Multiline Retail — 0.1%
Target Corp.	4.000%	6/15/13	4,445,000	4,645,123

Oil, Gas and Consumable Fuels — 3.6%
Anadarko Petroleum Corp.	5.950%	9/15/16	14,503,000	15,366,784
Conoco Inc.	6.950%	4/15/29	2,780,000	3,262,491
ConocoPhillips	6.500%	2/1/39	10,660,000	12,288,262
El Paso Natural Gas Co.	8.375%	6/15/32	3,610,000	4,334,141
Hess Corp.	8.125%	2/15/19	5,610,000	6,739,551
Hess Corp.	7.875%	10/1/29	3,840,000	4,497,823
Hess Corp.	7.300%	8/15/31	8,215,000	9,234,753
Kerr-McGee Corp.	6.875%	9/15/11	17,000,000	18,251,727
Kerr-McGee Corp.	6.950%	7/1/24	650,000	695,921
Kinder Morgan Energy Partners LP	7.125%	3/15/12	4,650,000	5,078,609
Kinder Morgan Energy Partners LP	5.000%	12/15/13	3,180,000	3,323,987
Kinder Morgan Energy Partners LP	6.000%	2/1/17	990,000	1,034,640
Kinder Morgan Energy Partners LP	6.950%	1/15/38	410,000	440,373
Pemex Project Funding Master Trust	6.625%	6/15/35	13,199,000	12,749,403
Sonat Inc.	7.625%	7/15/11	5,000,000	5,102,340
Tennessee Gas Pipeline Co.	8.375%	6/15/32	1,110,000	1,332,658
The Williams Cos. Inc.	8.125%	3/15/12	3,240,000	3,521,783
The Williams Cos. Inc.	7.500%	1/15/31	7,262,000	7,417,276
The Williams Cos. Inc.	8.750%	3/15/32	3,240,000	3,715,512
XTO Energy Inc.	7.500%	4/15/12	10,379,000	11,507,363
XTO Energy Inc.	6.750%	8/1/37	320,000	355,978

				130,251,375

6 Quarterly Report to Shareholders

Portfolio of Investments - Continued

Western Asset Core Bond Portfolio - Continued

	Rate	Maturity Date	Par/Shares	Value
Long-Term Securities — Continued
Corporate Bonds and Notes — Continued
Paper and Forest Products — 0.1%
Weyerhaeuser Co.	6.750%	3/15/12	$2,345,000	$2,442,972

Pharmaceuticals — 0.4%
Roche Holdings Inc.	6.000%	3/1/19	4,330,000	4,819,892	E
Wyeth	5.950%	4/1/37	9,750,000	10,737,119

				15,557,011

Real Estate Investment Trusts (REITs) — 0.1%
Health Care Property Investors Inc.	6.450%	6/25/12	3,550,000	3,659,929

Specialty Retail — 0.4%
Autozone Inc.	6.950%	6/15/16	5,620,000	6,142,710
Home Depot Inc.	4.625%	8/15/10	1,380,000	1,419,714
Home Depot Inc.	5.250%	12/16/13	2,740,000	2,920,010
Home Depot Inc.	5.400%	3/1/16	4,250,000	4,443,320

				14,925,754

Thrifts and Mortgage Finance — 0.5%
Countrywide Financial Corp.	6.250%	5/15/16	18,400,000	18,429,090

Wireless Telecommunication Services — N.M.
Sprint Capital Corp.	8.750%	3/15/32	45,000	42,525

Total Corporate Bonds and Notes (Cost — $1,048,881,623)				981,070,927

Asset-Backed Securities — 3.7%
Fixed Rate Securities — 0.8%
Conseco Finance Securitizations Corp. 2000-5	7.960%	2/1/32	3,413,717	2,537,174
Drive Auto Receivables Trust 2006-2 A3	5.330%	4/15/14	17,805,935	17,859,297	E
E-Trade RV and Marine Trust A3-1	3.620%	10/8/18	106,917	107,814
Equity One ABS Inc. 2003-3	4.995%	12/25/33	4,068,582	3,202,768
Green Tree Financial Corp. 1996-5	8.100%	7/15/26	373,362	43,349
Patrons' Legacy 2003-IV	5.775%	12/23/63	5,800,000	5,118,872	A,E

				28,869,274

Indexed SecuritiesB — 2.9%
Amortizing Residential Collateral Trust 2005-BC5 M1	1.301%	7/25/32	2,260,625	1,228,027
Asset-Backed Funding Certificates 2002-SB1	0.696%	12/25/30	1,146,403	723,341
Bear Stearns Asset Backed Securities Trust 2007-HE6 1A1	1.516%	8/25/37	9,091,534	5,874,470
Brazos Higher Education Authority Inc. 2005-1	0.638%	9/26/16	1,314,286	1,309,581
CDC Mortgage Capital Trust 2002-HE1	0.886%	1/25/33	445,752	316,346
CIT Group Home Equity Loan Trust 2002-1	0.556%	3/25/33	250,783	221,708
Citigroup Mortgage Loan Trust Inc. 2007-SHL1 A	0.666%	11/25/46	4,266,498	1,685,267	E
Countrywide Asset-Backed Certificates 2003-BC3	0.886%	9/25/33	467,213	314,868
Fleet Home Equity Loan Trust 2003-1	0.523%	1/20/33	1,431,850	1,017,700
GMAC Mortgage Corp. Loan Trust 2004-VF1 A1	1.016%	2/25/31	42,105,370	23,389,659	E

Quarterly Report to Shareholders 7

	Rate	Maturity Date	Par/Shares	Value
Long-Term Securities — Continued
Asset-Backed Securities — Continued
Indexed Securities — Continued
GMAC Mortgage Corp. Loan Trust 2005-HE3 A1VN	0.526%	2/25/36	$18,418,117	$8,380,243
GSAMP Trust 2006-S4	0.356%	5/25/36	1,583,357	128,620
Lehman XS Trust 2005-5N	0.566%	11/25/35	6,831,936	3,610,139
Lehman XS Trust 2006-2N 1A1	0.526%	2/25/46	13,401,830	6,423,409
Lehman XS Trust 2006-GP4	0.336%	8/25/46	1,192,027	1,028,027
Long Beach Mortgage Loan Trust 2000-1	0.789%	1/21/31	177,473	117,203
Long Beach Mortgage Loan Trust 2006-9 2A3	0.426%	10/25/36	3,200,000	1,126,093
Merrill Lynch Mortgage Investors Trust 2007-SD1 A1	0.716%	2/25/47	40,624,210	18,535,633
MSDWCC Heloc Trust 2005-1	0.456%	7/25/17	1,431,848	658,380
Provident Bank Home Equity Loan Trust 1999-3	1.046%	1/25/31	586,426	186,323
RAAC 2007-SP3 A1	1.466%	9/25/37	759,129	488,664
Residential Asset Mortgage Products Inc. 2003-RS2	0.946%	3/25/33	146,619	82,454
Residential Asset Securities Corp. 2001-KS2	0.726%	6/25/31	231,005	125,938
Residential Asset Securities Corp. 2001-KS3 AII	0.726%	9/25/31	90,599	59,081
SACO I Trust 2005-10 1A	0.526%	6/25/36	3,386,177	569,463
SACO I Trust 2005-8 A1	0.546%	11/25/20	969,424	385,921
Securitized Asset Backed Receivables LLC Trust 2007- BR2 A2	0.496%	2/25/37	41,398,960	17,496,128
SLM Student Loan Trust 2006-5	0.494%	7/25/17	7,269,445	7,264,532

				102,747,218

Total Asset-Backed Securities (Cost — $230,639,276)				131,616,492

Mortgage-Backed Securities — 19.5%
Fixed Rate Securities — 7.3%
Banc of America Commercial Mortgage Inc. 2006-3 A4	5.889%	7/10/44	20,000,000	17,669,556
Banc of America Commercial Mortgage Inc. 2007-5 A3	5.620%	2/10/51	3,710,000	3,420,647
Citicorp Mortgage Securities Inc. 2003-7 A1	4.750%	8/25/18	5,515,400	5,292,136
Commercial Mortgage Asset Trust 1999-C1 A3	6.640%	1/17/32	664,700	667,604
Countrywide Alternative Loan Trust 2003-20CB 1A1	5.500%	10/25/33	8,782,409	8,307,610
Credit Suisse Mortgage Capital Certificates 2006-C5 A3	5.311%	12/15/39	14,800,000	12,014,316
GE Capital Commercial Mortgage Corp. 2007-C1 A4	5.543%	12/10/49	1,330,000	1,038,600
GMAC Commercial Mortgage Securities Inc 2006-C1 A4	5.238%	11/10/45	3,800,000	3,485,101
GS Mortgage Securities Corp. II 2005-GG4	4.680%	7/10/39	12,900,000	13,190,214
GSR Mortgage Loan Trust 2005-4F 1A1	4.500%	4/25/20	5,514,297	5,433,306
JP Morgan Chase Commercial Mortgage Securities Corp. 2006-LDP9 A3	5.336%	5/15/47	2,400,000	2,056,493
JP Morgan Chase Commercial Mortgage Securities Corp. 2007-LDPX A3	5.420%	5/15/49	31,000,000	26,131,410
LB-UBS Commercial Mortgage Trust 2005-C3 AAB	4.664%	7/15/30	15,000,000	15,173,685
LB-UBS Commercial Mortgage Trust 2005-C5	4.954%	9/15/30	9,730,000	9,434,517
MASTR Reperforming Loan Trust 2005-1	6.500%	8/25/34	887,432	719,388	E
MASTR Reperforming Loan Trust 2005-1 1A3	7.000%	8/25/34	7,168,035	5,732,863	E
Morgan Stanley Capital I 2005-HQ6	4.989%	8/13/42	8,370,000	8,144,814
Prime Mortgage Trust 2006-DR1 1A1	5.500%	5/25/35	20,764,423	19,881,935	E
Prime Mortgage Trust 2006-DR1 1A2	6.000%	5/25/35	8,860,072	8,549,969	E

8 Quarterly Report to Shareholders

Portfolio of Investments - Continued

Western Asset Core Bond Portfolio - Continued

	Rate	Maturity Date	Par/Shares	Value
Long-Term Securities — Continued
Mortgage-Backed Securities — Continued
Fixed Rate Securities — Continued
Prime Mortgage Trust 2006-DR1 2A2	6.000%	5/25/35	$39,780,083	$32,818,568	E
Residential Accredit Loans Inc. 2007-QS4 3A9	6.000%	3/25/37	8,300,000	5,869,274
Residential Asset Mortgage Products Inc. 2005-SL2	7.500%	2/25/32	2,909,786	2,589,709
Residential Asset Securitization Trust 2003-A14	4.750%	2/25/19	31,219,615	31,170,850
Structured Asset Securities Corp. 2003-29 1A1	4.750%	9/25/18	18,629,151	18,786,344
WaMu Mortgage Pass-Through Certificates 2003-S7 A1	4.500%	8/25/18	3,282,873	3,267,485

				260,846,394

Indexed SecuritiesB — 8.2%
American Home Mortgage Assets 2006-4	0.476%	10/25/46	846,205	381,623
American Home Mortgage Investment Trust 2006-2 1A1	0.346%	6/25/46	939,179	840,827
Amortizing Residential Collateral Trust 2002-BC1M	0.546%	1/1/32	1,622,747	695,347
Banc of America Funding Corp. 2005-E	3.433%	6/20/35	10,712,165	4,850,497
Bear Stearns Adjustable Rate Mortgage Trust 2004-9 24A1	5.436%	11/25/34	13,973,436	13,462,437
Bear Stearns Mortgage Funding Trust 2007-AR5 1A1A	0.436%	6/25/47	6,946,047	3,188,730
Citigroup Mortgage Loan Trust Inc. 2005-HE2	0.666%	5/25/35	1,963,725	1,415,453	E
Countrywide Alternative Loan Trust 2005-14	0.476%	5/25/35	6,244,327	3,302,464
Countrywide Alternative Loan Trust 2005-17 1A1	0.526%	7/25/35	7,952,068	4,209,282
Countrywide Alternative Loan Trust 2005-17 2A1	0.506%	7/25/35	17,010,556	9,009,217
Countrywide Alternative Loan Trust 2005-38 A3	0.616%	9/25/35	5,193,724	2,705,658
Countrywide Alternative Loan Trust 2005-56 3A1	0.556%	11/25/35	729,289	395,736
Countrywide Alternative Loan Trust 2005-59 1A1	0.616%	11/20/35	2,265,842	1,221,449
Countrywide Alternative Loan Trust 2005-85CB 2A5	1.366%	2/25/36	7,996,106	3,761,415
Countrywide Alternative Loan Trust 2006-0A7	0.476%	6/25/46	10,313,774	4,825,555
Countrywide Alternative Loan Trust 2006-OA2 A1	0.483%	5/20/46	4,819,374	2,284,429
Countrywide Home Loans 2005-03 1A2	0.556%	4/25/35	8,843,956	4,768,618
Countrywide Home Loans 2005-09 1A1	0.566%	5/25/35	8,790,164	4,643,929
Countrywide Home Loans 2005-09 2A1	0.486%	5/25/35	4,883,724	2,986,991
Deutsche Mortgage Securities Inc. 2004-4 7AR2	0.716%	6/25/34	1,755,396	1,268,441
Downey Savings and Loan Association Mortgage Loan Trust 2005-AR6	0.569%	10/19/45	3,126,054	1,641,129
First Horizon Alternative Mortgage Securities 2006-FA8 1A8	0.636%	2/25/37	3,921,392	1,924,984
GMAC Mortgage Corp. Loan Trust 2004-AR2 3A	4.367%	8/19/34	23,426,820	21,959,024
Greenpoint Mortgage Funding Trust 2005-AR1	0.486%	6/25/45	6,289,642	3,203,158
Greenpoint Mortgage Funding Trust 2005-AR4	0.526%	10/25/45	1,206,380	625,231
Greenpoint Mortgage Funding Trust 2006-AR4	0.366%	9/25/46	14,927,314	13,391,597
Greenpoint Mortgage Funding Trust 2006-AR5	0.346%	10/25/46	19,418,155	15,824,367
GSMPS Mortgage Loan Trust 2005-RP2	0.616%	3/25/35	13,636,398	9,559,122	E
Harborview Mortgage Loan Trust 2005-7	3.682%	6/19/45	13,077,556	5,557,961
Harborview Mortgage Loan Trust 2006-14 2A1A	0.429%	3/19/38	672,339	318,445
Harborview Mortgage Loan Trust 2006-9 2A1A	0.489%	11/19/36	830,746	413,891
Harborview Mortgage Loan Trust 2007-7 2A1A	1.266%	11/25/47	51,914,405	28,931,488
Impac Secured Assets Corp. 2005-2	0.586%	3/25/36	1,093,250	468,797

Quarterly Report to Shareholders 9

	Rate	Maturity Date	Par/Shares	Value
Long-Term Securities — Continued
Mortgage-Backed Securities — Continued
Indexed Securities — Continued
Impac Secured Assets Corp. 2006-2 2A1	0.616%	8/25/36	$2,498,459	$1,972,122
IndyMac Inda Mortgage Loan Trust 2007-AR7 1A1	6.187%	11/25/37	6,314,933	4,457,798
Luminent Mortgage Trust 2007-2 2A1	0.496%	5/25/37	344,937	157,328
MASTR Adjustable Rate Mortgages Trust 2007-3 22A2	0.476%	5/25/47	34,908,000	16,845,407
Medallion Trust 2003-1G	0.799%	12/21/33	1,237,266	1,127,769	A
Merrill Lynch Mortgage Investors Inc. 2005-A3 A1	0.536%	4/25/35	590,445	387,963
MLCC Mortgage Investors Inc. 2003-B	0.606%	4/25/28	1,683,709	1,435,969
MLCC Mortgage Investors Inc. 2006-1 1A	3.832%	2/25/36	567,537	492,474	A
Residential Accredit Loans Inc. 2006-QO10 A1	0.426%	1/25/37	15,060,594	6,853,728
Structured Adjustable Rate Mortgage Loan Trust 2005- 19XS	0.586%	10/25/35	1,329,642	716,078
Structured Asset Mortgage Investments Inc. 2006-AR6	0.456%	7/25/46	15,042,305	6,719,667
Structured Asset Mortgage Investments Inc. 2006-AR7 A1A	0.476%	8/25/36	32,898,183	16,122,640
WaMu Alternative Mortgage Pass-Through Certificates 2007-OA4 A1A	1.811%	4/25/47	22,286,645	10,106,623
WaMu Mortgage Pass-Through Certificates 2005-AR06 2A1A	0.496%	4/25/45	7,947,044	4,984,267
WaMu Mortgage Pass-Through Certificates 2005-AR08 1A1A	0.536%	7/25/45	8,547,205	5,300,215
WaMu Mortgage Pass-Through Certificates 2005-AR11	0.586%	8/25/45	21,873,739	13,774,134
WaMu Mortgage Pass-Through Certificates 2005-AR13 A1A1	0.556%	10/25/45	13,170,701	7,113,527
WaMu Mortgage Pass-Through Certificates 2005-AR13 B10	1.466%	10/25/45	3,706,824	42,652	E
WaMu Mortgage Pass-Through Certificates 2005-AR17 A1A2	0.556%	12/25/45	8,096,218	4,269,990
WaMu Mortgage Pass-Through Certificates 2005-AR19 A1A1	0.536%	12/25/45	15,687,277	9,215,767
WaMu Mortgage Pass-Through Certificates 2005-AR19 A1A2	0.556%	12/25/45	15,838,699	9,083,557

				295,216,967

Stripped Securities — N.M.
FFCA Secured Lending Corp. 1999-1A	1.272%	9/18/25	2,507,880	53,985	E,H1,I
LB-UBS Commercial Mortgage Trust 2001-C3 X	1.143%	6/15/36	15,224,333	213,206	E,H1,I
Structured Mortgage Asset Residential Trust 1991-8	0.003%	1/25/23	212,000	27	H1,I

				267,218

Variable Rate SecuritiesJ — 4.0%
Banc of America Commercial Mortgage Inc. 2005-5 A4	5.115%	10/10/45	10,000	9,723
Citigroup Mortgage Loan Trust Inc. 2005-5 3A2A	5.632%	10/25/35	4,027,169	3,118,905
Credit Suisse Mortgage Capital Certificates 2006-C1 A4	5.609%	2/15/39	4,180,000	3,947,025
Credit Suisse Mortgage Capital Certificates A3-C2	5.846%	3/15/39	26,200,000	23,182,381
Deutsche Mortgage Securities Inc. 2005-WF1 1A3	5.132%	6/26/35	12,130,000	7,975,001	E
GE Capital Commercial Mortgage Corp. 2005-C4	5.513%	11/10/45	10,000	9,545

10 Quarterly Report to Shareholders

Portfolio of Investments - Continued

Western Asset Core Bond Portfolio - Continued

	Rate	Maturity Date	Par/Shares	Value
Long-Term Securities — Continued
Mortgage-Backed Securities — Continued
Variable Rate Securities — Continued
Greenwich Capital Commercial Funding Corp. 2006- GG7	6.116%	7/10/38	$8,370,000	$7,657,706
IndyMac INDX Mortgage Loan Trust 2005-AR15	5.099%	9/25/35	6,074,459	3,974,955
JP Morgan Chase Commercial Mortgage Securities Corp. 2005-CB13	5.457%	1/12/43	3,420,000	3,290,889
JP Morgan Chase Commercial Mortgage Securities Corp. 2007-CB20 A4	5.794%	2/12/51	30,000,000	26,143,989
JP Morgan Mortgage Trust 2004-A3 3A3	4.964%	7/25/34	3,600,000	2,489,705
JP Morgan Mortgage Trust 2007-A2 4A2	6.028%	4/25/37	11,550,000	7,993,941
LB-UBS Commercial Mortgage Trust 2007-C7 A3	5.866%	9/15/45	3,620,000	3,194,780
MASTR Adjustable Rate Mortgages Trust 2004-15	5.266%	12/25/34	149,944	104,652
Merrill Lynch Mortgage Investors Inc. 1998-C1 A3	6.720%	11/15/26	2,391,768	2,508,282
Merrill Lynch Mortgage Investors Inc. 2006-A1 1A1	5.707%	3/25/36	1,618,582	849,400
Morgan Stanley Mortgage Loan Trust 2005-3AR	4.004%	7/25/35	2,804,789	1,722,317
Thornburg Mortgage Securities Trust 2007-4 2A1	6.206%	9/25/37	20,097,093	16,187,388
Thornburg Mortgage Securities Trust 2007-4 3A1	6.220%	9/25/37	20,623,096	16,793,884
Wachovia Bank Commercial Mortgage Trust 2005-C20	5.118%	7/15/42	4,000,000	3,895,892
WaMu Mortgage Pass-Through Certificates 2005-AR4	4.653%	4/25/35	2,500,000	1,773,720
WaMu Mortgage Pass-Through Certificates 2007-HY7 2A3	5.796%	7/25/37	13,000,000	8,127,557

				144,951,637

Total Mortgage-Backed Securities (Cost — $926,028,986)				701,282,216

U.S. Government and Agency Obligations — 13.1%
Fixed Rate Securities — 8.4%
Fannie Mae	6.250%	2/1/11	3,260,000	3,452,451	K
Fannie Mae	5.250%	8/1/12	2,610,000	2,789,385	K
Fannie Mae	0.000%	10/9/19	14,190,000	7,931,571	F,K
Freddie Mac	5.300%	5/12/20	53,095,000	53,898,699	K,L
Freddie Mac	5.625%	11/23/35	12,290,000	12,842,731	K,L
Tennessee Valley Authority	7.125%	5/1/30	2,450,000	3,137,548
Tennessee Valley Authority	5.250%	9/15/39	3,550,000	3,745,687
United States Treasury Bonds	3.500%	2/15/39	12,578,000	11,394,888
United States Treasury Bonds	4.250%	5/15/39	2,950,000	3,051,866
United States Treasury Bonds	4.500%	8/15/39	4,520,000	4,873,125
United States Treasury Notes	2.375%	9/30/14	149,510,000	149,895,736
United States Treasury Notes	3.000%	9/30/16	10,480,000	10,521,752
United States Treasury Notes	2.750%	2/15/19	8,590,000	8,197,411	L
United States Treasury Notes	3.125%	5/15/19	7,000	6,888
United States Treasury Notes	3.625%	8/15/19	25,910,000	26,594,180

				302,333,918

Stripped Securities — 0.2%
United States Treasury Notes	0.000%	5/15/18	7,530,000	5,618,133	H2

Quarterly Report to Shareholders 11

	Rate	Maturity Date	Par/Shares	Value
Long-Term Securities — Continued
U.S. Government and Agency Obligations — Continued
Treasury Inflation-Protected SecuritiesM — 4.5%
United States Treasury Inflation-Protected Security	2.000%	7/15/14	$3,473,291	$3,610,052
United States Treasury Inflation-Protected Security	1.625%	1/15/15	4,410,011	4,492,698
United States Treasury Inflation-Protected Security	2.375%	1/15/17	3,257,156	3,465,816	L
United States Treasury Inflation-Protected Security	2.625%	7/15/17	1,870,398	2,030,551	L
United States Treasury Inflation-Protected Security	2.375%	1/15/25	39,028,825	40,919,303	L
United States Treasury Inflation-Protected Security	2.000%	1/15/26	18,467,891	18,427,484
United States Treasury Inflation-Protected Security	2.375%	1/15/27	53,769,772	56,508,697	L
United States Treasury Inflation-Protected Security	1.750%	1/15/28	12,692,716	12,161,208	L
United States Treasury Inflation-Protected Security	3.625%	4/15/28	5,445,958	6,732,565
United States Treasury Inflation-Protected Security	3.875%	4/15/29	11,279,444	14,522,285	N

				162,870,659

Total U.S. Government and Agency Obligations (Cost — $456,273,596)				470,822,710

U.S. Government Agency Mortgage-Backed Securities — 31.5%
Fixed Rate Securities — 26.9%
Fannie Mae	7.000%	12/1/09 to 2/1/33	6,681,574	7,370,718	K
Fannie Mae	8.000%	5/1/15	5,987	6,520	K
Fannie Mae	5.500%	4/1/18 to 11/1/35	58,990,049	62,040,164	K
Fannie Mae	4.500%	7/1/18 to 3/1/38	9,221,445	9,487,196	K
Fannie Mae	4.000%	8/1/20 to 9/1/20	4,043,429	4,124,732	K
Fannie Mae	5.000%	8/1/20 to 7/1/35	351,054,090	365,457,811	K
Fannie Mae	6.000%	12/1/24 to 12/1/39	55,070,000	58,182,550	K,O
Fannie Mae	7.500%	6/1/25 to 5/1/28	425,488	476,141	K
Fannie Mae	6.000%	1/1/26 to 8/1/37	30,846,938	32,738,971	K
Fannie Mae	6.500%	7/1/28 to 8/1/33	3,301,592	3,567,601	K
Fannie Mae	4.500%	12/1/39	92,000,000	93,178,704	K,O
Fannie Mae	5.500%	12/1/39	123,000,000	128,380,959	K,O
Freddie Mac	6.000%	9/1/13 to 5/1/29	619,811	663,784	K
Freddie Mac	5.500%	12/1/13 to 8/1/35	25,266,476	26,557,422	K
Freddie Mac	9.300%	4/15/19	74,767	82,034	K
Freddie Mac	5.000%	9/1/20 to 11/1/36	46,044,942	47,975,309	K
Freddie Mac	7.000%	4/1/24 to 5/1/32	2,047,613	2,254,246	K
Freddie Mac	6.500%	6/1/32	32,601	35,057	K
Government National Mortgage Association	10.000%	11/15/09	13	13
Government National Mortgage Association	8.000%	10/15/16 to 7/15/17	90,348	99,844
Government National Mortgage Association	7.500%	10/15/22 to 8/15/32	146,477	164,009
Government National Mortgage Association	7.000%	6/15/23 to 5/15/32	220,850	243,304
Government National Mortgage Association	6.500%	10/15/23 to 3/15/33	11,134,587	11,990,864

12 Quarterly Report to Shareholders

Portfolio of Investments - Continued

Western Asset Core Bond Portfolio - Continued

	Rate	Maturity Date	Par/Shares	Value
Long-Term Securities — Continued
U.S. Government Agency Mortgage-Backed Securities — Continued
Fixed Rate Securities — Continued
Government National Mortgage Association	6.000%	3/15/26 to 8/15/35	$19,762,464	$21,038,350
Government National Mortgage Association	5.500%	1/15/33	189,177	199,907
Government National Mortgage Association	5.000%	6/15/35 to 9/15/35	48,216,351	50,148,020
Government National Mortgage Association	4.000%	12/1/39	15,000,000	14,768,750	O
Government National Mortgage Association	4.500%	12/1/39	25,600,000	25,910,418	O

				967,143,398

Indexed SecuritiesB — 3.8%
Fannie Mae	4.088%	6/1/35	6,933,535	7,189,168	K
Fannie Mae	4.568%	7/1/35	3,245,031	3,374,529	K
Fannie Mae	3.344%	8/1/35	772,624	791,740	K
Fannie Mae	4.196%	9/1/35	3,777,550	3,861,603	K
Fannie Mae	4.533%	9/1/35	1,711,503	1,758,244	K
Fannie Mae	3.020%	10/1/35	13,890,176	14,024,007	K
Fannie Mae	4.493%	10/1/35	1,215,421	1,246,419	K
Fannie Mae	4.519%	10/1/35	1,428,235	1,477,972	K
Fannie Mae	4.936%	10/1/35	1,710,232	1,768,810	K
Fannie Mae	5.672%	10/1/35	1,383,427	1,434,471	K
Fannie Mae	3.016%	11/1/35	5,688,656	5,743,325	K
Fannie Mae	3.026%	11/1/35	5,382,170	5,434,027	K
Fannie Mae	3.030%	11/1/35	5,740,521	5,795,974	K
Fannie Mae	3.039%	11/1/35	6,248,221	6,308,578	K
Fannie Mae	3.042%	11/1/35	6,191,240	6,251,200	K
Fannie Mae	5.495%	2/1/37	44,728,189	47,210,693	K
Freddie Mac	5.002%	10/1/35	1,922,496	1,979,456	K
Freddie Mac	5.835%	8/1/37	18,994,972	20,106,574	K

				135,756,790

Stripped Securities — 0.8%
Fannie Mae	9.500%	2/1/17	8,472	1,421	H1,I,K
Fannie Mae	1,009.500%	2/25/20	5	89	H1,I,K
Fannie Mae	1,009.250%	8/25/21	276	5,988	H1,I,K
Fannie Mae	0.000%	5/25/22	50,552	48,885	H2,I,K
Financing Corp.	0.000%	2/8/18 to 9/26/19	41,060,000	28,175,019	H2
Financing Corp.	0.000%	4/5/19	1,150,000	760,188	H2,I
Freddie Mac	10.000%	3/1/21	44,113	8,173	H1,I,K
Freddie Mac	0.000%	7/15/22	8,773	8,082	H2,I,K

				29,007,845

Total U.S. Government Agency Mortgage-Backed Securities (Cost — $1,094,476,974)				1,131,908,033

Quarterly Report to Shareholders 13

	Rate	Maturity Date	Par/Shares	Value
Long-Term Securities — Continued
Yankee BondsP — 5.3%
Aerospace and Defense — 0.2%
Systems 2001 Asset Trust	6.664%	9/15/13	$8,366,582	$8,303,331	E

Commercial Banks — 1.3%
Barclays Bank PLC	5.200%	7/10/14	6,810,000	7,193,519
Glitnir Banki Hf	6.330%	7/28/11	6,080,000	1,489,600	C,E,I
Glitnir Banki Hf	6.375%	9/25/12	8,920,000	2,185,400	C,E,I
Glitnir Banki Hf	6.693%	6/15/16	11,830,000	1,183	C,D,E,I
Glitnir Banki Hf	7.451%	9/14/49	1,600,000	160	C,D,E,I
HBOS Capital Funding LP	6.071%	6/30/49	3,105,000	1,754,325	D,E
HSBC Capital Funding LP	4.610%	6/27/49	1,630,000	1,277,261	D,E
Kaupthing Bank Hf	5.750%	10/4/11	2,960,000	629,000	C,E,I
Kaupthing Bank Hf	7.625%	2/28/15	20,280,000	4,309,500	C,E,I
Kaupthing Bank Hf	7.125%	5/19/16	30,520,000	3,052	C,E,I
Landsbanki Islands Hf	6.100%	8/25/11	17,170,000	901,425	C,E,I
Rabobank Nederland NV	11.000%	6/30/19	6,178,000	7,568,050	D,E
Resona Preferred Global Securities	7.191%	12/29/49	13,670,000	11,346,100	D,E
Royal Bank of Scotland Group PLC	7.640%	3/31/49	3,700,000	1,813,000	D
RSHB Capital SA	6.299%	5/15/17	2,430,000	2,320,407	E
Shinsei Finance Cayman Ltd.	6.418%	1/29/49	11,080,000	5,817,000	D,E

				48,608,982

Consumer Finance — 0.1%
Aiful Corp.	5.000%	8/10/10	4,030,000	2,156,050	E

Diversified Financial Services — 0.6%
MUFG Capital Finance 1 Ltd.	6.346%	7/29/49	4,660,000	4,304,810	D
SMFG Preferred Capital	6.078%	1/29/49	13,800,000	12,053,886	D,E
TNK-BP Finance SA	7.500%	7/18/16	2,420,000	2,353,450	E
TNK-BP Finance SA	6.625%	3/20/17	3,470,000	3,188,236	E

				21,900,382

Diversified Telecommunication Services — 0.6%
British Telecommunications PLC	9.125%	12/15/10	1,755,000	1,889,568	Q
Deutsche Telekom International Finance BV	5.750%	3/23/16	5,370,000	5,693,784
Koninklijke (Royal) KPN NV	8.000%	10/1/10	8,240,000	8,750,270
Telecom Italia Capital SpA	5.250%	11/15/13	965,000	1,015,126
Telecom Italia Capital SpA	4.950%	9/30/14	2,570,000	2,659,393
Telecom Italia Capital SpA	5.250%	10/1/15	2,060,000	2,132,658

				22,140,799

Electric Utilities — N.M.
Hydro-Quebec	6.300%	5/11/11	570,000	614,881

Foreign Governments — 0.4%
Russian Federation	7.500%	3/31/30	13,412,860	14,561,001	E
United Mexican States	5.625%	1/15/17	160,000	166,080
United Mexican States	7.500%	4/8/33	302,000	358,625

				15,085,706

14 Quarterly Report to Shareholders

Portfolio of Investments - Continued

Western Asset Core Bond Portfolio - Continued

	Rate	Maturity Date	Par/Shares		Value
Long-Term Securities — Continued
Yankee Bonds — Continued
Industrial Conglomerates — 1.1%
Tyco International Group SA	6.750%	2/15/11	$26,549,000		$27,971,655
Tyco International Group SA	6.375%	10/15/11	6,560,000		7,071,687
Tyco International Group SA	6.000%	11/15/13	2,950,000		3,163,388

					38,206,730

Insurance — 0.4%
Merna Reinsurance Ltd.	2.348%	7/7/10	13,500,000		13,131,450	B,E

Metals and Mining — 0.2%
Corporacion Nacional del Cobre — Codelco	4.750%	10/15/14	1,750,000		1,844,253	E
Vale Overseas Ltd.	8.250%	1/17/34	10,000		11,915
Vale Overseas Ltd.	6.875%	11/21/36	6,059,000		6,268,223

					8,124,391

Oil, Gas and Consumable Fuels — 0.3%
Anadarko Finance Co.	7.500%	5/1/31	710,000		785,529
Cenovus Energy Inc.	6.750%	11/15/39	2,490,000		2,683,058	E
Conoco Funding Co.	6.350%	10/15/11	400,000		438,319
Conoco Funding Co.	7.250%	10/15/31	350,000		421,058
Gazprom	6.212%	11/22/16	850,000		816,000	E
Petrobras International Finance Co.	6.125%	10/6/16	4,750,000		5,070,625

					10,214,589

Wireless Telecommunication Services — 0.1%
America Movil SA de CV	5.625%	11/15/17	2,710,000		2,801,747

Total Yankee Bonds (Cost — $288,813,976)					191,289,038

Preferred Stocks — 0.4%
Fannie Mae	5.375%		44	shs	258,500	G,K,R
Fannie Mae	8.250%		578,475		931,345	D,K,R
Fannie Mae	7.000%		26,600		59,850	B,K,R
Freddie Mac	8.375%		844,875		1,529,224	D,K,R
General Motors Corp.	1.500%		27,922		97,727	G
General Motors Corp.	6.250%		1,514,912		5,453,683	G
General Motors Corp.	4.500%		1,606		5,701	G
General Motors Corp.	5.250%		814,445		2,932,002	G
Home Ownership Funding Corp.	1.000%		5,575		535,318	A,E,I,R
Home Ownership Funding Corp. II	1.000%		5,000		480,106	A,E,I,R
Preferred Blocker Inc.	7.000%		726		422,192	E

Total Preferred Stocks (Cost — $62,158,287)					12,705,648

Total Long-Term Securities (Cost — $4,107,272,718)					3,620,695,064

Quarterly Report to Shareholders 15

	Rate	Maturity Date	Par/Shares		Value
Short-Term Securities — 9.7%
U.S. Government and Agency Obligations — 6.8%
Fannie Mae	0.000%	10/5/09	$90,000,000		$89,997,750	F,K
Fannie Mae	0.000%	1/11/10	100,000,000		99,971,400	F,K
Fannie Mae	0.000%	1/25/10	2,850,000		2,849,073	F,K,N
Federal Home Loan Bank	0.000%	11/18/09	51,000,000		50,945,600	F,L

					243,763,823

Options Purchased — 0.1%
Credit Suisse First Boston Swaption Put, April 2011, Strike Price $5.18			33,700,000	S	924,522
Credit Suisse First Boston Swaption Put, April 2012, Strike Price $5.20			16,800,000	S	1,139,080
Credit Suisse First Boston Swaption Put, May 2011, Strike Price $5.12			16,800,000	S	496,610
Eurodollar Futures Put, December 2009, Strike Price $99.50			452	S	48,025
U.S. Treasury Note Futures Call, November 2009, Strike Price $120.00			291	S	181,875
U.S. Treasury Note Futures Put, November 2009, Strike Price $117.00			631	S	571,844
U.S. Treasury Note Futures Put, October 2009, Strike Price $117.50			204	S	117,938

					3,479,894

Repurchase Agreement — 2.8%
Goldman Sachs & Co.
0.03%, dated 9/30/09, to be repurchased at $101,779,085 on 10/1/09 (Collateral:
$102,295,000 Fannie Mae notes, 3.500% due 8/25/14, value $103,829,425)			101,779,000		101,779,000

Total Short-Term Securities (Cost — $348,552,023)					349,022,717

Total Investments — 110.5% (Cost — $4,455,824,741)T					3,969,717,781
Other Assets Less Liabilities — (10.5)%					(377,014,370)

Net Assets — 100.0%					$3,592,703,411

		Expiration	Actual Contracts		Appreciation/ (Depreciation)
Futures Contracts PurchasedU
Eurodollar Futures		December 2009	1,559		$3,967,655
Eurodollar Futures		March 2010	2,498		3,242,260
Eurodollar Futures		June 2010	462		462,075
Eurodollar Futures		September 2010	313		337,610
U.S. Treasury Bond Futures		December 2009	1,250		3,544,758
U.S. Treasury Note Futures		December 2009	7,137		8,039,037
U.S. Treasury Note Futures		December 2009	1,182		1,364,627

					$20,958,022

Futures Contracts WrittenU
U.S. Treasury Note Futures		December 2009	4,041		(7,499,358)

16 Quarterly Report to Shareholders

Portfolio of Investments - Continued

Western Asset Core Bond Portfolio - Continued

Options WrittenU
Barclays Swaption Call, Strike Price $3.90	November 2009	16,960,000	$(153,883)
Barclays Swaption Call, Strike Price $4.86	October 2013	31,920,000	(909,149)
Barclays Swaption Put, Strike Price $3.90	November 2009	16,960,000	399,727
Barclays Swaption Put, Strike Price $4.86	October 2013	31,920,000	27,959
Credit Suisse First Boston Swaption Call, Strike Price $4.70	August 2014	15,610,000	79,141
Credit Suisse First Boston Swaption Put, Strike Price $4.43	October 2009	67,400,000	422,349
Credit Suisse First Boston Swaption Put, Strike Price $4.48	November 2009	33,600,000	240,022
Credit Suisse First Boston Swaption Put, Strike Price $4.70	August 2014	15,610,000	(81,739)
Credit Suisse First Boston Swaption Put, Strike Price $4.74	October 2009	33,600,000	402,887
Credit Suisse First Boston Swaption Put, Strike Price $5.03	April 2010	16,800,000	(46,405)
Deutsche Bank Swaption Call, Strike Price $4.70	September 2014	4,740,000	(23,833)
Deutsche Bank Swaption Put, Strike Price $4.70	September 2014	4,740,000	24,858
Eurodollar Futures Call, Strike Price $99.00	March 2010	322	(189,973)
Eurodollar Futures Call, Strike Price $99.38	March 2010	408	(16,576)
Eurodollar Futures Put, Strike Price $98.75	March 2010	193	71,410
Eurodollar Futures Put, Strike Price $98.88	March 2010	129	39,668
Eurodollar Futures Put, Strike Price $99.25	December 2009	452	15,481
Eurodollar Futures Put, Strike Price $99.38	March 2010	408	29,799
Greenwich Swaption Call, Strike Price $4.97	October 2013	57,220,000	(1,982,124)
Greenwich Swaption Put, Strike Price $4.97	October 2013	57,220,000	138,673
JP Morgan Swaption Call, Strike Price $4.86	October 2013	25,300,000	(728,187)
JP Morgan Swaption Put, Strike Price $4.86	October 2013	25,300,000	29,750
U.S. Treasury Bond Futures Put, Strike Price $114.00	November 2009	195	279,679
U.S. Treasury Note Futures Call, Strike Price $117.00	November 2009	304	(375,645)
U.S. Treasury Note Futures Put, Strike Price $112.00	November 2009	279	325,558

			$(1,980,553)

N.M.	Not Meaningful.
A	Security is valued in good faith at fair value by or under the direction of the Board of Directors (See Note 1).
B	Indexed Security - The rates of interest earned on these securities are tied to the London Interbank Offered Rate (“LIBOR”), the Euro Interbank Offered Rate (“EURIBOR”) Index, the Consumer Price Index (“CPI”), the one-year Treasury Bill Rate or the ten-year Japanese Government Bond Rate. The coupon rates are the rates as of September 30, 2009.
C	Bond is currently in default.
D	Stepped Coupon Security - A security with a predetermined schedule of interest or dividend rate changes at which time it begins to accrue interest or pay dividends according to the predetermined schedule.
E	Rule 144a Security - A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities, which the Fund’s investment adviser has determined to be liquid, unless otherwise noted, represent 7.67% of net assets.
F	Zero coupon bond - A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.
G	Convertible Security - Security may be converted into the issuer’s common stock.
H	Stripped Security - Security with interest-only or principal-only payment streams, denoted by a 1 or 2, respectively. For interest-only securities, the amount shown as principal is the notional balance used to calculate the amount of interest due.
I	Illiquid security valued at fair value under the procedures approved by the Board of Directors.
J	The coupon rates shown on variable rate securities are the rates at September 30, 2009. These rates vary with the weighted average coupon of the underlying loans.
K	On September 7, 2008, the Federal Housing Finance Agency placed Fannie Mae (FNMA) and Freddie Mac (FHLMC) into conservatorship.
L	All or a portion of this security is collateral to cover swaps.
M	Treasury Inflation-Protected Security –Treasury security whose principal value is adjusted daily in accordance with changes to the Consumer Price Index for All Urban Consumers. Interest is calculated on the basis of the current adjusted principal value.
N	All or a portion of this security is collateral to cover futures and options contracts written.
O	When-issued Security - Security purchased on a delayed delivery basis. Final settlement amount and maturity date have not yet been announced.
P	Yankee Bond - A dollar-denominated bond issued in the U.S. by foreign entities.

Quarterly Report to Shareholders 17

Q	Credit Linked Security - The rates of interest earned on these securities are tied to the credit rating assigned by Standard & Poor’s Rating Service and/or Moody’s Investors Services.
R	Non-income producing.
S	Par represents actual number of contracts.
T	Aggregate cost for federal income tax purposes is substantially the same as book cost. At September 30, 2009, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$115,041,202
Gross unrealized depreciation	(601,148,162)

Net unrealized depreciation	$(486,106,960)

U	Written options and futures are described in more detail in the notes to financial statements.

Quarterly Report to Shareholders 1

Portfolio of Investments

Western Asset Core Plus Bond Portfolio

September 30, 2009 (Unaudited)

	Rate	Maturity Date	Par/Shares†		Value
Long-Term Securities — 91.3%
Corporate Bonds and Notes — 24.8%
Aerospace and Defense — 0.2%
L-3 Communications Corp.	7.625%	6/15/12	$852,000		$863,715
The Boeing Co.	6.000%	3/15/19	8,200,000		9,198,014
The Boeing Co.	4.875%	2/15/20	3,100,000		3,197,740

					13,259,469

Air Freight and Logistics — N.M.
United Parcel Service Inc.	4.500%	1/15/13	270,000		289,492

Airlines — 0.9%
Continental Airlines Inc.	6.503%	12/15/12	1,065,000		1,017,075
Continental Airlines Inc.	6.900%	7/2/19	53,416		49,677
Continental Airlines Inc.	6.545%	8/2/20	9,256,532		8,747,422
Continental Airlines Inc.	5.983%	4/19/22	9,410,000		8,892,450
Continental Airlines Inc.	6.703%	12/15/22	222,554		202,524
DAE Aviation Holdings Inc.	11.250%	8/1/15	1,950,000		1,521,000	A
Delta Air Lines Inc.	6.619%	3/18/11	2,259,656		2,203,165
Delta Air Lines Inc.	7.570%	5/18/12	11,140,000		11,028,600
Delta Air Lines Inc.	7.111%	3/18/13	1,300,000		1,267,500
Delta Air Lines Inc.	6.821%	8/10/22	15,631,160		14,458,823
Northwest Airlines Corp.	7.575%	9/1/20	9,902,104		8,119,725
Northwest Airlines Inc.	0.951%	8/6/13	1,085,712		814,303	B,C
Northwest Airlines Inc.	1.175%	5/20/14	3,996,745		3,357,265	B
Southwest Airlines Co.	5.125%	3/1/17	5,320,000		5,002,428
United Air Lines Inc.	7.032%	4/1/12	1,552,002		1,532,602	C
United Air Lines Inc.	7.186%	10/1/12	7,507,386		7,319,701

					75,534,260

Automobiles — 0.2%
DaimlerChrysler NA Holding Corp.	5.875%	3/15/11	500,000		518,859
DaimlerChrysler NA Holding Corp.	7.300%	1/15/12	3,315,000		3,576,212
DaimlerChrysler NA Holding Corp.	6.500%	11/15/13	1,390,000		1,497,521
General Motors Corp.	9.450%	11/1/11	2,514,000		364,530	D
General Motors Corp.	9.400%	7/15/21	674,000		101,100	D
General Motors Corp.	8.250%	7/15/23	33,240,000		5,152,200	D
General Motors Corp.	8.100%	6/15/24	368,000		56,120	D
General Motors Corp.	8.375%	7/5/33	9,520,000	EUR	1,951,419	D
General Motors Corp.	8.375%	7/15/33	16,990,000		2,760,875	D
General Motors Corp.	0.000%	3/15/36	8,887,000		688,743	D,E

					16,667,579

Beverages — 0.1%
Dr Pepper Snapple Group Inc.	6.820%	5/1/18	6,100,000		6,934,376	F
PepsiCo Inc.	7.900%	11/1/18	210,000		265,171

					7,199,547

Building Products — 0.2%
Masco Corp.	7.125%	8/15/13	5,830,000		5,974,287

2 Quarterly Report to Shareholders

Portfolio of Investments - Continued

Western Asset Core Plus Bond Portfolio - Continued

	Rate	Maturity Date	Par/Shares†	Value
Long-Term Securities — Continued
Corporate Bonds and Notes — Continued
Building Products — Continued
Masco Corp.	6.125%	10/3/16	$8,270,000	$7,839,042

				13,813,329

Capital Markets — 1.0%
Goldman Sachs Capital II	5.793%	12/29/49	1,810,000	1,303,200	E
Goldman Sachs Group LP	4.500%	6/15/10	1,760,000	1,805,272
Lehman Brothers Holdings Capital Trust VII	5.857%	11/29/49	5,530,000	553	D,E
Lehman Brothers Holdings Inc.	5.250%	2/6/12	1,690,000	287,300	D
Lehman Brothers Holdings Inc.	6.200%	9/26/14	8,690,000	1,477,300	D
Lehman Brothers Holdings Inc.	6.500%	7/19/17	5,280,000	528	D
Merrill Lynch and Co. Inc.	6.050%	5/16/16	390,000	390,830
Morgan Stanley	5.625%	1/9/12	470,000	498,012
Morgan Stanley	4.750%	4/1/14	8,460,000	8,397,565
Morgan Stanley	0.960%	10/18/16	7,380,000	6,589,668	B
The Bear Stearns Cos. Inc.	6.400%	10/2/17	12,645,000	13,756,104
The Bear Stearns Cos. Inc.	7.250%	2/1/18	39,620,000	45,247,704
The Goldman Sachs Group Inc.	6.600%	1/15/12	2,810,000	3,051,298
The Goldman Sachs Group Inc.	5.625%	1/15/17	1,420,000	1,430,556

				84,235,890

Chemicals — N.M.
Westlake Chemical Corp.	6.625%	1/15/16	1,265,000	1,189,100

Commercial Banks — 0.6%
Bank One Corp.	7.875%	8/1/10	150,000	157,867
Bank One Corp.	5.900%	11/15/11	2,000,000	2,138,396
HBOS Treasury Services PLC	5.250%	2/21/17	4,570,000	4,323,791	A
SunTrust Capital VIII	6.100%	12/15/36	3,140,000	2,185,289	E
Wachovia Capital Trust III	5.800%	3/15/42	9,700,000	6,693,000	E
Wachovia Corp.	5.250%	8/1/14	720,000	731,206
Wachovia Corp.	5.750%	2/1/18	23,000,000	24,342,188
Wells Fargo and Co.	5.300%	8/26/11	75,000	79,194
Wells Fargo and Co.	5.000%	11/15/14	130,000	133,529
Wells Fargo Capital X	5.950%	12/15/36	6,995,000	6,068,163	E

				46,852,623

Commercial Services and Supplies — 0.2%
RCS Equipment Rental Inc.	9.500%	12/1/14	1,900,000	1,833,500
Waste Management Inc.	7.375%	8/1/10	6,055,000	6,340,717
Waste Management Inc.	6.375%	11/15/12	2,110,000	2,309,210
Waste Management Inc.	5.000%	3/15/14	6,938,000	7,212,051
Waste Management Inc.	7.125%	12/15/17	500,000	556,102
Waste Management Inc.	7.750%	5/15/32	90,000	109,345

				18,360,925

Quarterly Report to Shareholders 3

	Rate	Maturity Date	Par/Shares†	Value
Long-Term Securities — Continued
Corporate Bonds and Notes — Continued
Communications Equipment — 0.3%
EchoStar DBS Corp.	7.000%	10/1/13	$6,340,000	$6,387,550
EchoStar DBS Corp.	6.625%	10/1/14	1,185,000	1,152,413
EchoStar DBS Corp.	7.750%	5/31/15	2,745,000	2,799,900
Motorola Inc.	8.000%	11/1/11	10,850,000	11,566,230

				21,906,093

Computers and Peripherals — N.M.
International Business Machines Corp.	4.750%	11/29/12	40,000	43,265

Consumer Finance — 1.6%
American Express Co.	6.800%	9/1/66	10,485,000	8,912,250	E
American Express Credit Corp.	5.125%	8/25/14	34,430,000	35,614,977
American General Finance Corp.	6.900%	12/15/17	8,600,000	6,014,677
Caterpillar Financial Services Corp.	6.200%	9/30/13	290,000	321,170
Ford Motor Credit Co.	7.250%	10/25/11	2,525,000	2,452,303
Ford Motor Credit Co.	7.000%	10/1/13	12,000,000	11,263,368
GMAC LLC	6.625%	5/15/12	177,000	162,840	A
GMAC LLC	8.000%	12/31/18	2,454,000	1,852,770	A
GMAC LLC	8.000%	11/1/31	20,121,000	16,197,405	A
International Bank for Reconstruction and Development	0.000%	10/23/09	5,700,000	5,699,863	G
SLM Corp.	5.000%	10/1/13	17,665,000	14,062,382
SLM Corp.	5.375%	5/15/14	25,005,000	19,138,277
SLM Corp.	5.050%	11/14/14	4,690,000	3,447,586
SLM Corp.	5.000%	4/15/15	740,000	551,384
SLM Corp.	5.625%	8/1/33	4,160,000	2,610,953

				128,302,205

Diversified Consumer Services — 0.1%
Service Corp. International	7.625%	10/1/18	400,000	403,000
Service Corp. International	7.500%	4/1/27	5,385,000	4,806,113

				5,209,113

Diversified Financial Services — 3.5%
AAC Group Holding Corp.	10.250%	10/1/12	770,000	739,200	A
Air 2 US	8.027%	10/1/19	12,366,280	10,387,675	A
BAC Capital Trust XIV	5.630%	12/31/49	2,240,000	1,467,200	E
Bank of America Corp.	5.420%	3/15/17	2,030,000	1,939,580
Bank of America Corp.	5.750%	12/1/17	480,000	479,125
Citigroup Inc.	4.125%	2/22/10	860,000	868,660
Citigroup Inc.	6.500%	8/19/13	150,000	157,462
Citigroup Inc.	6.375%	8/12/14	5,040,000	5,210,806
Citigroup Inc.	5.000%	9/15/14	270,000	256,928
Citigroup Inc.	5.500%	10/15/14	3,220,000	3,215,347
Citigroup Inc.	8.500%	5/22/19	35,295,000	39,842,231
Citigroup Inc.	6.125%	8/25/36	1,560,000	1,338,795
Citigroup Inc.	5.875%	5/29/37	6,040,000	5,266,294
Citigroup Inc.	6.875%	3/5/38	36,010,000	36,119,146

4 Quarterly Report to Shareholders

Portfolio of Investments - Continued

Western Asset Core Plus Bond Portfolio - Continued

	Rate	Maturity Date	Par/Shares†	Value
Long-Term Securities — Continued
Corporate Bonds and Notes — Continued
Diversified Financial Services — Continued
DI Finance LLC	9.500%	2/15/13	$1,004,000	$1,024,080
General Electric Capital Corp.	2.125%	12/21/12	53,010,000	53,491,490
General Electric Capital Corp.	5.450%	1/15/13	1,175,000	1,238,296
General Electric Capital Corp.	5.625%	5/1/18	530,000	527,457
General Electric Capital Corp.	6.875%	1/10/39	48,530,000	50,826,925
General Electric Capital Corp.	6.375%	11/15/67	47,395,000	39,219,363	E
HSBC Finance Corp.	8.000%	7/15/10	70,000	73,188
HSBC Finance Corp.	6.375%	8/1/10	1,000,000	1,034,192
HSBC Finance Corp.	7.000%	5/15/12	160,000	172,842
HSBC Finance Corp.	6.375%	11/27/12	520,000	559,201
ILFC E-Capital Trust I	5.900%	12/21/65	24,400,000	12,322,000	A,E
ILFC E-Capital Trust II	6.250%	12/21/65	7,220,000	3,646,100	A,E
JPMorgan Chase and Co.	5.750%	1/2/13	4,430,000	4,728,166
JPMorgan Chase and Co.	5.125%	9/15/14	920,000	958,468
JPMorgan Chase and Co.	5.150%	10/1/15	490,000	508,362
JPMorgan Chase and Co.	6.125%	6/27/17	60,000	63,237
Liberty Media LLC	5.700%	5/15/13	535,000	506,913
Liberty Media LLC	3.750%	2/15/30	170,000	85,000	H
PHH Corp.	7.125%	3/1/13	5,940,000	5,374,209
Unilever Capital Corp.	7.125%	11/1/10	1,450,000	1,548,020

				285,195,958

Diversified Telecommunication Services — 1.5%
AT&T Inc.	5.100%	9/15/14	8,640,000	9,315,371
AT&T Inc.	5.600%	5/15/18	25,000,000	26,289,500
AT&T Inc.	6.300%	1/15/38	130,000	136,194
AT&T Inc.	6.400%	5/15/38	10,377,000	11,015,829
AT&T Inc.	6.550%	2/15/39	8,850,000	9,648,642
BellSouth Corp.	4.750%	11/15/12	640,000	682,136
BellSouth Corp.	5.200%	9/15/14	8,250,000	8,932,168
CenturyTel Inc.	6.000%	4/1/17	8,270,000	8,389,791
Citizens Communications Co.	9.250%	5/15/11	530,000	577,700
Citizens Communications Co.	7.875%	1/15/27	243,000	221,737
Intelsat Corp.	9.250%	8/15/14	1,840,000	1,886,000
Level 3 Financing Inc.	9.250%	11/1/14	2,465,000	2,172,281
Qwest Communications International Inc.	7.500%	2/15/14	2,754,000	2,719,575
Qwest Corp.	7.500%	10/1/14	2,680,000	2,706,800
Qwest Corp.	6.875%	9/15/33	5,600,000	4,536,000
Verizon Communications Inc.	8.750%	11/1/18	14,140,000	17,664,395
Verizon Communications Inc.	6.400%	2/15/38	7,700,000	8,227,504
Verizon Communications Inc.	8.950%	3/1/39	2,840,000	3,890,701
Verizon Global Funding Corp.	7.375%	9/1/12	155,000	176,115
Verizon New York Inc.	6.875%	4/1/12	3,942,000	4,287,398
Windstream Corp.	8.625%	8/1/16	574,000	586,915

				124,062,752

Quarterly Report to Shareholders 5

	Rate	Maturity Date	Par/Shares†	Value
Long-Term Securities — Continued
Corporate Bonds and Notes — Continued
Electric Utilities — 1.4%
Duke Energy Corp.	5.625%	11/30/12	$1,010,000	$1,115,265
Energy Future Holdings Corp.	10.875%	11/1/17	1,096,000	827,480
Energy Future Holdings Corp.	11.250%	11/1/17	107,233,740	70,774,268	I
Exelon Corp.	5.625%	6/15/35	455,000	438,567
FirstEnergy Corp.	6.450%	11/15/11	142,000	153,582
FirstEnergy Corp.	7.375%	11/15/31	20,905,000	23,432,979
Pacific Gas and Electric Co.	8.250%	10/15/18	40,000	50,826
Pacific Gas and Electric Co.	6.050%	3/1/34	5,180,000	5,762,247
Pacific Gas and Electric Co.	5.800%	3/1/37	11,790,000	12,763,901
Progress Energy Inc.	7.100%	3/1/11	52,000	55,126
The Detroit Edison Co.	5.200%	10/15/12	10,000	10,772

				115,385,013

Energy Equipment and Services — 0.1%
Baker Hughes Inc.	7.500%	11/15/18	280,000	341,966
Complete Production Services Inc.	8.000%	12/15/16	5,355,000	4,873,050
Pacific Energy Partners	7.125%	6/15/14	630,000	652,447
Pride International Inc.	7.375%	7/15/14	1,440,000	1,476,000

				7,343,463

Food and Staples Retailing — 0.7%
CVS Caremark Corp.	6.600%	3/15/19	16,900,000	19,050,846
CVS Corp.	5.789%	1/10/26	109,817	98,286	A
CVS Corp.	5.298%	1/11/27	538,853	498,747	A,C
CVS Lease Pass-Through Trust	5.880%	1/10/28	5,550,297	5,232,598
CVS Lease Pass-Through Trust	6.036%	12/10/28	19,664,408	18,955,506
CVS Pass-Through Trust	6.943%	1/10/30	3,159,646	3,191,748
Safeway Inc.	6.350%	8/15/17	310,000	344,125
The Kroger Co.	6.400%	8/15/17	1,270,000	1,405,195
The Kroger Co.	6.150%	1/15/20	1,830,000	2,023,727
Wal-Mart Stores Inc.	5.800%	2/15/18	180,000	202,192
Wal-Mart Stores Inc.	6.200%	4/15/38	2,260,000	2,572,000

				53,574,970

Food Products — 0.2%
General Mills Inc.	5.700%	2/15/17	7,210,000	7,844,941
Sara Lee Corp.	6.250%	9/15/11	9,750,000	10,528,596

				18,373,537

Gas Utilities — 0.2%
Southern Natural Gas Co.	5.900%	4/1/17	50,000	51,495	A
Southern Natural Gas Co.	8.000%	3/1/32	9,410,000	11,126,346
Suburban Propane Partners LP	6.875%	12/15/13	2,000,000	1,977,500

				13,155,341

6 Quarterly Report to Shareholders

Portfolio of Investments - Continued

Western Asset Core Plus Bond Portfolio - Continued

	Rate	Maturity Date	Par/Shares†	Value
Long-Term Securities — Continued
Corporate Bonds and Notes — Continued
Health Care Equipment and Supplies — N.M.
Biomet Inc.	10.375%	10/15/17	$1,800,000	$1,912,500	I

Health Care Providers and Services — 1.1%
AmerisourceBergen Corp.	5.625%	9/15/12	6,445,000	6,835,077
AmerisourceBergen Corp.	5.875%	9/15/15	7,070,000	7,614,609
Community Health Systems Inc.	8.875%	7/15/15	5,820,000	5,965,500
DaVita Inc.	6.625%	3/15/13	4,435,000	4,390,650
Fresenius Medical Care Capital Trust IV	7.875%	6/15/11	681,000	692,918
HCA Inc.	8.750%	9/1/10	256,000	259,840
HCA Inc.	7.875%	2/1/11	1,000,000	1,008,750
HCA Inc.	6.300%	10/1/12	299,000	287,040
HCA Inc.	6.250%	2/15/13	1,243,000	1,187,065
HCA Inc.	5.750%	3/15/14	311,000	274,458
HCA Inc.	9.125%	11/15/14	70,000	72,275
HCA Inc.	9.625%	11/15/16	2,865,000	2,979,600	I
HCA Inc.	7.690%	6/15/25	723,000	587,116
HCA Inc.	7.500%	11/6/33	1,105,000	855,024
HCA Inc.	7.500%	11/15/95	15,410,000	10,902,359
Tenet Healthcare Corp.	7.375%	2/1/13	6,222,000	6,159,780
Tenet Healthcare Corp.	9.250%	2/1/15	11,570,000	12,076,187
Tenet Healthcare Corp.	9.000%	5/1/15	1,250,000	1,306,250	A
Tenet Healthcare Corp.	8.875%	7/1/19	1,220,000	1,287,100	A
UnitedHealth Group Inc.	4.875%	2/15/13	180,000	187,087
UnitedHealth Group Inc.	4.875%	4/1/13	18,130,000	18,837,777
WellPoint Inc.	5.875%	6/15/17	3,040,000	3,208,665
WellPoint Inc.	7.000%	2/15/19	5,500,000	6,252,163

				93,227,290

Hotels, Restaurants and Leisure — 0.3%
Boyd Gaming Corp.	6.750%	4/15/14	10,000	8,950
Boyd Gaming Corp.	7.125%	2/1/16	20,000	17,600
Inn of the Mountain Gods Resort and Casino	12.000%	11/15/10 J	1,070,000	494,875	D
Marriott International Inc.	5.810%	11/10/15	7,950,000	7,761,267
McDonald’s Corp.	5.350%	3/1/18	310,000	338,226
MGM MIRAGE	6.750%	9/1/12	435,000	364,313
MGM MIRAGE	10.375%	5/15/14	710,000	757,925	A
MGM MIRAGE	6.625%	7/15/15	380,000	293,550
MGM MIRAGE	7.625%	1/15/17	3,690,000	2,878,200
MGM MIRAGE	11.125%	11/15/17	1,645,000	1,797,162	A
Mohegan Tribal Gaming Authority	8.000%	4/1/12	245,000	207,638
River Rock Entertainment Authority	9.750%	11/1/11	220,000	202,400
Starwood Hotels and Resorts Worldwide Inc.	7.875%	5/1/12	5,350,000	5,550,625
Station Casinos Inc.	7.750%	8/15/16	9,760,000	2,928,000	D,J

				23,600,731

Quarterly Report to Shareholders 7

	Rate	Maturity Date	Par/Shares†	Value
Long-Term Securities — Continued
Corporate Bonds and Notes — Continued
Household Products — N.M.
American Achievement Corp.	8.250%	4/1/12	$250,000	$248,750	A

Independent Power Producers and Energy Traders — 1.0%
Calpine Corp.	8.000%	6/1/16	7,205,000	7,385,125	A
Dynegy Holdings Inc.	7.750%	6/1/19	5,740,000	4,893,350
NRG Energy Inc.	7.250%	2/1/14	3,130,000	3,075,225
NRG Energy Inc.	7.375%	2/1/16	2,546,000	2,463,255
NRG Energy Inc.	7.375%	1/15/17	595,000	575,663
The AES Corp.	8.750%	5/15/13	7,421,000	7,560,144	A
The AES Corp.	7.750%	3/1/14	20,549,000	20,703,117
The AES Corp.	7.750%	10/15/15	7,490,000	7,527,450
The AES Corp.	8.000%	10/15/17	25,444,000	25,603,025
The AES Corp.	8.000%	6/1/20	3,299,000	3,274,257

				83,060,611

Industrial Conglomerates — 0.5%
General Electric Co.	5.000%	2/1/13	7,055,000	7,442,327
Tyco International Ltd. / Tyco International Finance SA	7.000%	12/15/19	945,000	1,022,999
Tyco International Ltd. / Tyco International Finance SA	6.875%	1/15/21	30,683,000	34,440,317

				42,905,643

Insurance — 0.4%
American International Group Inc.	5.850%	1/16/18	5,390,000	3,902,403
American International Group Inc.	6.250%	3/15/37	360,000	178,200	E
ASIF Global Financing XIX	4.900%	1/17/13	2,180,000	1,979,200	A
Marsh and McLennan Cos. Inc.	5.150%	9/15/10	6,070,000	6,194,520
MetLife Capital Trust IV	7.875%	12/15/37	13,000,000	12,220,000	A,E
MetLife Inc.	6.400%	12/15/66	2,905,000	2,454,725	E
The Travelers Cos. Inc.	6.250%	3/15/67	2,760,000	2,426,664	E

				29,355,712

IT Services — N.M.
Electronic Data Systems Corp.	6.000%	8/1/13	775,000	864,761	F

Machinery — N.M.
Terex Corp.	7.375%	1/15/14	557,000	551,430

Media — 1.6%
CBS Corp.	7.625%	1/15/16	5,500,000	5,580,019
Charter Communications Operating LLC	10.875%	9/15/14	3,670,000	3,972,775	A,D,J
Comcast Cable Communications Inc.	6.750%	1/30/11	210,000	223,316
Comcast Cable Communications Inc.	8.875%	5/1/17	40,000	49,331
Comcast Corp.	6.500%	1/15/15	3,760,000	4,189,734
Comcast Corp.	6.500%	1/15/17	3,660,000	4,017,099
Comcast Corp.	5.875%	2/15/18	10,000	10,655
Comcast Corp.	6.450%	3/15/37	14,000,000	14,824,446
Comcast Corp.	6.950%	8/15/37	7,470,000	8,337,730
CSC Holdings Inc.	6.750%	4/15/12	500,000	515,000

8 Quarterly Report to Shareholders

Portfolio of Investments - Continued

Western Asset Core Plus Bond Portfolio - Continued

	Rate	Maturity Date	Par/Shares†	Value
Long-Term Securities — Continued
Corporate Bonds and Notes — Continued
Media — Continued
CSC Holdings Inc.	8.625%	2/15/19	$1,105,000	$1,168,538	A
DirecTV Holdings LLC	4.750%	10/1/14	6,130,000	6,130,000	A
Gannett Co. Inc.	6.375%	4/1/12	4,560,000	4,428,294
Lamar Media Corp.	6.625%	8/15/15	460,000	420,900
News America Inc.	6.200%	12/15/34	260,000	255,808
News America Inc.	6.650%	11/15/37	1,330,000	1,385,454
News America Inc.	6.750%	1/9/38	200,000	209,886
Reed Elsevier Capital Inc.	8.625%	1/15/19	12,655,000	15,590,606
Time Warner Cable Inc.	8.750%	2/14/19	15,640,000	19,267,385
Time Warner Cable Inc.	8.250%	4/1/19	20,250,000	24,476,094
Time Warner Cable Inc.	6.750%	6/15/39	6,785,000	7,337,543
Time Warner Entertainment Co. LP	8.375%	7/15/33	20,000	24,038
Time Warner Inc.	6.875%	5/1/12	4,460,000	4,909,657
Viacom Inc.	6.250%	4/30/16	6,750,000	7,280,260

				134,604,568

Metals and Mining — 0.3%
Freeport-McMoRan Copper & Gold Inc.	8.375%	4/1/17	14,195,000	15,099,931
Steel Dynamics Inc.	6.750%	4/1/15	5,890,000	5,639,675
Steel Dynamics Inc.	8.250%	4/15/16	1,980,000	1,989,900	A

				22,729,506

Multi-Utilities — 0.1%
Dominion Resources Inc.	5.125%	12/15/09	1,260,000	1,269,628
Dominion Resources Inc.	4.750%	12/15/10	1,010,000	1,044,906
Dominion Resources Inc.	5.700%	9/17/12	5,495,000	6,002,644
Dominion Resources Inc.	8.875%	1/15/19	90,000	113,867

				8,431,045

Multiline Retail — 0.1%
J.C. Penney Co. Inc.	7.400%	4/1/37	690,000	614,100
Target Corp.	4.000%	6/15/13	5,340,000	5,580,417
The Neiman-Marcus Group Inc.	9.000%	10/15/15	4,308,989	3,684,186	I

				9,878,703

Oil, Gas and Consumable Fuels — 3.8%
Anadarko Petroleum Corp.	8.700%	3/15/19	15,000	17,935
Anadarko Petroleum Corp.	6.450%	9/15/36	30,075,000	31,052,227
Apache Corp.	6.000%	1/15/37	240,000	267,045
Chesapeake Energy Corp.	6.375%	6/15/15	1,205,000	1,119,144
Chesapeake Energy Corp.	6.250%	1/15/18	1,970,000	1,763,150
Chesapeake Energy Corp.	7.250%	12/15/18	5,855,000	5,532,975
Conoco Inc.	6.950%	4/15/29	638,000	748,730
ConocoPhillips	8.750%	5/25/10	3,100,000	3,272,537
ConocoPhillips	5.900%	10/15/32	10,000	10,668

Quarterly Report to Shareholders 9

	Rate	Maturity Date	Par/Shares†	Value
Long-Term Securities — Continued
Corporate Bonds and Notes — Continued
Oil, Gas and Consumable Fuels — Continued
ConocoPhillips	6.500%	2/1/39	$29,860,000	$34,420,966
Devon Energy Corp.	6.300%	1/15/19	14,500,000	15,997,589
Devon Energy Corp.	7.950%	4/15/32	210,000	263,270
El Paso Corp.	7.000%	6/15/17	19,000,000	18,620,000
El Paso Corp.	7.800%	8/1/31	3,267,000	2,996,228
Energy Transfer Partners LP	6.125%	2/15/17	5,305,000	5,522,224
Energy Transfer Partners LP	6.700%	7/1/18	320,000	342,431
Energy Transfer Partners LP	9.700%	3/15/19	15,000,000	18,566,820
Enterprise Products Operating LLP	6.300%	9/15/17	4,300,000	4,631,457
Hess Corp.	8.125%	2/15/19	22,800,000	27,390,689
Hess Corp.	7.875%	10/1/29	5,290,000	6,196,219
Hess Corp.	7.300%	8/15/31	12,445,000	13,989,835
Kerr-McGee Corp.	6.875%	9/15/11	800,000	858,905
Kerr-McGee Corp.	6.950%	7/1/24	2,780,000	2,976,401
Kerr-McGee Corp.	7.875%	9/15/31	10,555,000	11,943,109
Kinder Morgan Energy Partners LP	6.750%	3/15/11	40,000	42,419
Kinder Morgan Energy Partners LP	7.125%	3/15/12	7,670,000	8,376,975
Kinder Morgan Energy Partners LP	5.850%	9/15/12	20,000	21,548
Kinder Morgan Energy Partners LP	5.000%	12/15/13	1,879,000	1,964,079
Kinder Morgan Energy Partners LP	6.000%	2/1/17	5,190,000	5,424,022
Kinder Morgan Energy Partners LP	6.950%	1/15/38	1,697,000	1,822,712
Noble Energy Inc.	8.250%	3/1/19	14,600,000	17,624,113
Occidental Petroleum Corp.	7.000%	11/1/13	360,000	415,901
Peabody Energy Corp.	6.875%	3/15/13	1,085,000	1,095,850
Peabody Energy Corp.	5.875%	4/15/16	880,000	838,200
Pemex Project Funding Master Trust	0.934%	12/3/12	104,000	99,320	A,B
Pemex Project Funding Master Trust	6.625%	6/15/35	21,623,000	20,886,456
SandRidge Energy Inc.	9.875%	5/15/16	6,450,000	6,724,125	A
Seariver Maritime Inc.	0.000%	9/1/12	70,000	64,994	G
The Williams Cos. Inc.	8.750%	1/15/20	7,675,000	8,823,518
The Williams Cos. Inc.	7.500%	1/15/31	990,000	1,011,168
The Williams Cos. Inc.	7.750%	6/15/31	530,000	555,746
XTO Energy Inc.	7.500%	4/15/12	971,000	1,076,563
XTO Energy Inc.	5.500%	6/15/18	7,710,000	7,956,574
XTO Energy Inc.	6.500%	12/15/18	14,541,000	16,052,711
XTO Energy Inc.	6.750%	8/1/37	2,570,000	2,858,950

				312,236,498

Paper and Forest Products — 0.1%
Georgia-Pacific Corp.	8.125%	5/15/11	9,000	9,338
Weyerhaeuser Co.	6.750%	3/15/12	6,075,000	6,328,807

				6,338,145

Pharmaceuticals — 1.0%
Abbott Laboratories	5.125%	4/1/19	29,920,000	31,706,882
Pfizer Inc.	6.200%	3/15/19	17,695,000	19,944,689
Roche Holdings Inc.	6.000%	3/1/19	9,990,000	11,120,259	A

10 Quarterly Report to Shareholders

Portfolio of Investments - Continued

Western Asset Core Plus Bond Portfolio - Continued

	Rate	Maturity Date	Par/Shares†	Value
Long-Term Securities — Continued
Corporate Bonds and Notes — Continued
Pharmaceuticals — Continued
Schering-Plough Corp.	6.000%	9/15/17	$340,000	$379,291
Wyeth	5.950%	4/1/37	19,955,000	21,975,304

				85,126,425

Real Estate Investment Trusts (REITs) — 0.1%
Health Care Property Investors Inc.	6.450%	6/25/12	6,240,000	6,433,228
Host Marriott LP	6.750%	6/1/16	2,065,000	1,961,750
Ventas Inc.	9.000%	5/1/12	1,240,000	1,302,000
Ventas Inc.	6.750%	4/1/17	850,000	833,000

				10,529,978

Real Estate Management and Development — N.M.
Forest City Enterprises Inc.	7.625%	6/1/15	360,000	291,600
Forest City Enterprises Inc.	6.500%	2/1/17	597,000	382,080

				673,680

Road and Rail — N.M.
Hertz Corp.	8.875%	1/1/14	1,320,000	1,333,200

Semiconductors and Semiconductor Equipment — N.M.
Freescale Semiconductor Inc.	8.875%	12/15/14	10,000	7,650

Specialty Retail — 0.4%
Autozone Inc.	6.950%	6/15/16	10,890,000	11,902,868
Home Depot Inc.	4.625%	8/15/10	2,720,000	2,798,276
Home Depot Inc.	5.250%	12/16/13	5,510,000	5,871,991
Home Depot Inc.	5.400%	3/1/16	8,230,000	8,604,358

				29,177,493

Thrifts and Mortgage Finance — N.M.
Countrywide Financial Corp.	5.800%	6/7/12	350,000	369,216
Countrywide Financial Corp.	6.250%	5/15/16	290,000	290,459

				659,675

Tobacco — 0.1%
Reynolds American Inc.	7.625%	6/1/16	100,000	107,002
Reynolds American Inc.	6.750%	6/15/17	8,430,000	8,763,483

				8,870,485

Wireless Telecommunication Services — 0.9%
Cellco Partnership	8.500%	11/15/18	36,325,000	45,356,557	A
Cricket Communications Inc.	7.750%	5/15/16	6,215,000	6,308,225	A
Sprint Capital Corp.	8.375%	3/15/12	17,545,000	18,115,213
Sprint Capital Corp.	6.900%	5/1/19	720,000	644,400

Quarterly Report to Shareholders 11

	Rate	Maturity Date	Par/Shares†	Value
Long-Term Securities — Continued
Corporate Bonds and Notes — Continued
Wireless Telecommunication Services — Continued
Sprint Capital Corp.	8.750%	3/15/32	$3,440,000	$3,250,800

				73,675,195

Total Corporate Bonds and Notes (Cost — $2,048,448,962)				2,029,953,598

Asset-Backed Securities — 3.4%
Fixed Rate Securities — 0.3%
Conseco Finance Securitizations Corp. 2000-4	8.310%	5/1/32	1,826,731	1,379,503
Contimortgage Home Equity Trust 1997-4 B1F	7.330%	10/15/28	957,022	766,782	C
Credit-Based Asset Servicing and Securitization LLC 2006-MH1 AF2	5.650%	10/25/36	635,532	635,942	A,E
Green Tree Financial Corp. 1992-2 B	9.150%	1/15/18	110,862	73,761
Green Tree Financial Corp. 1993-2	8.000%	7/15/18	333,257	329,491
Green Tree Financial Corp. 1996-5	8.100%	7/15/27	2,056,520	238,771
Green Tree Home Improvement Loan Trust 1996-A	7.400%	2/15/26	183,097	120,941
Lehman ABS Manufactured Housing Contract 2001-B A3	4.350%	5/15/14	2,785,731	2,324,283
Lehman ABS Manufactured Housing Contract 2001-B A6	6.467%	8/15/28	1,895,055	1,626,930
Merrill Lynch Mortgage Investors Inc. 2005-SD1 A2	5.666%	5/25/46	757,443	668,930
Origen Manufactured Housing Contract Trust 2005-B	5.910%	1/15/37	4,797,000	4,239,725
Origen Manufactured Housing Contract Trust 2005-B	5.990%	1/15/37	1,500,000	1,208,122
Origen Manufactured Housing Contract Trust 2005-B	6.480%	1/15/37	2,100,000	1,646,571
Patrons’ Legacy 2003-IV	5.775%	12/23/63	8,900,000	7,854,820	A,C
Pegasus Aviation Lease Securitization 2000-1 A2	8.370%	3/25/30	4,475,000	1,185,875	A,C
UCFC Home Equity Loan 1998-C	5.935%	1/15/30	3,985	3,460
Vanderbilt Mortgage Finance 1997-B 1B2	8.155%	10/7/26	158,879	125,605
WEF Issuer LLC 2006-A	5.190%	12/15/14	144,096	142,785	A

				24,572,297

Indexed SecuritiesB — 3.0%
ACE Securities Corp. 2006-GP1 A	0.376%	2/25/31	406,073	299,588
Ace Securities Corp. Home Equity Loan Trust 2006-SL3	0.346%	6/25/36	946,130	113,821
AFC Home Equity Loan Trust 2002-2	0.546%	6/25/30	379,352	159,310
Asset Backed Securities Corp. Home Equity Loan Trust 2001-HE3	0.783%	11/15/31	227,419	147,862
Bear Stearns Asset Backed Securities Inc. 2005-CL1	0.746%	9/25/34	7,963,008	5,425,463
Bear Stearns Asset Backed Securities Inc. 2006-1 A	0.526%	2/25/36	1,425,752	1,122,182
CDC Mortgage Capital Trust 2002-HE1	0.866%	1/25/33	425,038	301,645
Countrywide Asset-Backed Certificates 2002-BC1	0.906%	4/25/32	129,125	63,759
Countrywide Asset-Backed Certificates 2003-1	0.926%	6/25/33	261,551	179,500
Countrywide Asset-Backed Certificates 2003-BC3	0.866%	9/25/33	637,078	429,346
Countrywide Asset-Backed Certificates 2004-2 M1	0.746%	5/25/34	390,000	242,504
Countrywide Asset-Backed Certificates 2006-SD4 A1	0.586%	12/25/36	210,157	85,954	A
Countrywide Home Equity Loan Trust 2002-F	0.593%	11/15/28	309,410	195,166
Countrywide Home Equity Loan Trust 2004-I A	0.533%	2/15/34	363,187	156,026

12 Quarterly Report to Shareholders

Portfolio of Investments - Continued

Western Asset Core Plus Bond Portfolio - Continued

	Rate	Maturity Date	Par/Shares†	Value
Long-Term Securities — Continued
Asset-Backed Securities — Continued
Indexed Securities — Continued
Countrywide Home Equity Loan Trust 2006-E 2A	0.383%	7/15/36	$379,054	$134,603
Countrywide Home Equity Loan Trust 2006-RES	0.503%	6/15/29	463,758	92,752	A
Credit-Based Asset Servicing and Securitization 2007- RP1 A	0.556%	5/25/46	30,933,568	16,909,835	A
EMC Mortgage Loan Trust 2002-B A1	0.896%	2/25/41	466,701	293,537	A,C
Fairbanks Capital Mortgage Loan Trust 1999-1 A	1.446%	5/25/28	744,364	592,008	A
Fleet Home Equity Loan Trust 2003-1	0.496%	1/20/33	2,478,437	1,761,571
GMAC Mortgage Corp. Loan Trust 2004-HE3 A2VN	0.486%	10/25/34	44,212,972	19,064,294	C
GMAC Mortgage Corp. Loan Trust 2004-VF1 A1	0.996%	2/25/31	4,503,733	2,501,837	A
GMAC Mortgage Corp. Loan Trust 2006-HE1 A	0.456%	11/25/36	1,786,300	599,204
Greenpoint Mortgage Funding Trust 2005-HE1	0.646%	9/25/34	3,667,935	1,938,443
GSAA Home Equity Trust 2005-6 A3	0.616%	6/25/35	5,000,000	2,753,490
GSAA Home Equity Trust 2007-6 A4	0.546%	5/25/47	24,440,000	10,958,309
GSAMP Trust 2006-S4	0.336%	5/25/36	152,780	12,411
GSRPM Mortgage Loan Trust 2004-1 A1	0.726%	9/25/42	244,261	241,808	A
Indymac Home Equity Loan Asset-Backed Trust 2001-A	0.506%	3/25/31	76,712	38,074
Indymac Seconds Asset Backed Trust A-A	0.376%	6/25/36	534,189	44,579
Lehman XS Trust 2005-5N	0.546%	11/25/35	16,753,833	8,853,079
Lehman XS Trust 2005-5N 3A1A	0.546%	11/25/35	4,690,183	2,429,373
Lehman XS Trust 2006-2N 1A1	0.506%	2/25/46	3,677,821	1,762,756
Lehman XS Trust 2006-4N A2A	0.466%	4/25/46	5,992,913	2,836,602
Lehman XS Trust 2007-8H A1	0.376%	6/25/37	68,451,567	44,355,595
Lehman XS Trust 2007-9 1A1	0.366%	6/25/37	633,875	449,341
Long Beach Mortgage Loan Trust 2006-8 2A4	0.486%	9/25/36	7,500,000	2,666,008
Long Beach Mortgage Loan Trust 2006-9 2A3	0.406%	10/25/36	6,200,000	2,181,805
Merrill Lynch Mortgage Investors Trust 2007-SD1 A1	0.696%	2/25/37	78,333,679	35,741,355
Morgan Stanley ABS Capital I 2003-HE3 M1	0.926%	10/25/33	1,400,000	956,094
Morgan Stanley Mortgage Loan Trust 2006-4SL A1	0.396%	3/25/36	295,354	48,068
MSDWCC Heloc Trust 2005-1	0.436%	7/25/17	1,666,458	766,256
Nelnet Student Loan Trust 2008-4 A4	1.984%	4/25/24	430,000	440,466
Option One Mortgage Loan Trust 2003-1	1.086%	2/25/33	13,145	9,086
Provident Bank Home Equity Loan Trust 2000-2	0.786%	8/25/31	232,555	69,952
RAAC 2006-RP2 A	0.496%	2/25/37	347,317	191,700	A
RAAC 2006-RP3 A	0.516%	5/25/36	36,425	15,420	A
RAAC 2006-RP4 A	0.536%	1/25/46	24,461,370	13,774,305	A
RAAC 2007-RP2 M1	0.896%	2/25/46	600,000	9,713	A
RAAC 2007-SP3 A1	1.446%	9/25/37	759,129	488,664
Renaissance Home Equity Loan Trust 2003-4 A3	0.886%	3/25/34	15,820,322	11,920,190
Renaissance Home Equity Loan Trust 2005-1	0.576%	5/25/35	2,346,237	1,443,060
Residential Asset Mortgage Products Inc. 2003-RS4	0.906%	5/25/33	685,014	357,512
Residential Funding Mortgage Securities II 2003-HS3	0.536%	8/25/33	182,588	104,478
Residential Funding Securities Corp. 2002-RP2 A1	0.996%	10/25/32	5,327,140	2,860,141	A,C
SACO I Trust 2006-3 A3	0.476%	4/25/36	3,344,280	543,047
SACO I Trust 2006-5 1A	0.396%	4/25/36	273,824	34,291
SACO I Trust 2006-6 A	0.376%	6/25/36	459,064	43,834

Quarterly Report to Shareholders 13

	Rate	Maturity Date	Par/Shares†	Value
Long-Term Securities — Continued
Asset-Backed Securities — Continued
Indexed Securities — Continued
Salomon Brothers Mortgage Securities VII 2002-CIT1	0.546%	3/25/32	$171,186	$161,327
Securitized Asset Backed Receivables LLC 2007-BR3 A2B	0.466%	4/25/37	51,787,000	13,370,347
Securitized Asset Backed Receivables LLC Trust 2007- BR2 A2	0.476%	2/25/37	31,220,574	13,194,514
SLM Student Loan Trust 2006-10 A2	0.514%	10/25/17	40,899	40,899
SLM Student Loan Trust 2006-5	0.494%	7/25/17	149,186	149,086
Southern Pacific Secured Asset Corp. 1998-2	0.586%	7/25/29	17,533	7,557
Structured Asset Securities Corp. 2006-ARS1 A1	0.356%	2/25/36	676,977	55,505	A
Truman Capital Mortgage Loan Trust 2006-1	0.506%	3/25/36	19,077,081	10,683,165	A
Vanderbilt Mortgage Finance 1999-D	3.504%	1/7/30	4,100,000	2,799,592
Wachovia Asset Securitization Inc. 2002-HE1	0.616%	9/27/32	551,433	332,145
Wachovia Asset Securitization Inc. 2002-HE2	0.676%	12/25/32	58,885	37,778
Wachovia Asset Securitization Inc. 2003-HE1	0.536%	3/25/33	12,722	8,217

				243,051,204

Stripped Securities — N.M.
Oakwood Mortgage Investors Inc. 2001-E	6.000%	11/15/09	3,501,220	36,105	C,J,K1

Variable Rate SecuritiesL — 0.1%
Countrywide Asset-Backed Certificates 2004-15	4.614%	12/25/32	8,677,894	8,116,833
Structured Asset Securities Corp. 2005-SC1 1A2	8.838%	5/25/31	611,166	414,227	A
Terwin Mortgage Trust 2006-10SL A1	4.021%	10/25/37	25,251,383	2,898,172
Vanderbilt Mortgage Finance 1997-C	7.830%	8/8/27	382,501	301,090

				11,730,322

Total Asset-Backed Securities (Cost — $519,679,364)				279,389,928

Mortgage-Backed Securities — 12.8%
Fixed Rate Securities — 3.7%
Banc of America Commercial Mortgage Inc. 2006-1 A4	5.372%	9/10/45	310,000	286,453
Banc of America Commercial Mortgage Inc. 2007-5 A3	5.620%	2/10/51	2,430,000	2,240,478
Banc of America Funding Corp. 2003-1	6.000%	5/20/33	323,660	325,279
Banc of America Funding Corp. 2006-8T2 A2	5.791%	10/25/36	52,446	47,311
Bear Stearns Commercial Mortgage Securities 2007- PW17 A3	5.736%	6/11/50	6,250,000	5,738,497
Commercial Capital Access One Inc. 2I	12.000%	11/15/27	1,871,018	384,120	A
Commercial Mortgage Pass-Through Certificates 2001- J1A A2	6.457%	2/14/34	402,876	417,620	A
Countrywide Alternative Loan Trust 2003-20CB 1A1	5.500%	10/25/33	19,439,324	18,388,386
Credit Suisse Mortgage Capital Certificates 2006-C4 A3	5.467%	9/15/39	460,000	390,940
GE Capital Commercial Mortgage Corp. 2007-C1 A4	5.543%	12/10/49	24,050,000	18,780,700
GS Mortgage Securities Corp. II 2005-GG4	4.680%	7/10/39	18,650,000	19,069,573
JP Morgan Chase Commercial Mortgage Pass-Through Certificates 2005-CIBC12	4.895%	9/12/37	3,000,000	2,909,781
JP Morgan Chase Commercial Mortgage Securities Corp. 2006-CB15	5.814%	6/12/43	1,100,000	1,037,423

14 Quarterly Report to Shareholders

Portfolio of Investments - Continued

Western Asset Core Plus Bond Portfolio - Continued

	Rate	Maturity Date	Par/Shares†	Value
Long-Term Securities — Continued
Mortgage-Backed Securities — Continued
Fixed Rate Securities — Continued
JP Morgan Chase Commercial Mortgage Securities Corp. 2006-CB17 A4	5.429%	12/12/43	$1,240,000	$1,146,643
JP Morgan Chase Commercial Mortgage Securities Corp. 2006-LDP9 A3	5.336%	5/15/47	55,634,000	47,671,217
JP Morgan Chase Commercial Mortgage Securities Corp. 2007-LDPX A3	5.420%	5/15/49	34,910,000	29,427,339
LB-UBS Commercial Mortgage Trust 2000-C3 A2	7.950%	5/15/25	54,268	54,697
LB-UBS Commercial Mortgage Trust 2005-C3 A5	4.739%	7/15/30	4,120,000	3,968,477
LB-UBS Commercial Mortgage Trust 2005-C3 AAB	4.664%	7/15/30	4,100,000	4,147,474
LB-UBS Commercial Mortgage Trust 2005-C5	4.954%	9/15/30	1,570,000	1,522,322
MASTR Reperforming Loan Trust 2005-1 1A1	6.000%	8/25/34	4,374,144	3,463,855	A
MASTR Reperforming Loan Trust 2005-1 1A3	7.000%	8/25/34	6,317,030	5,052,245	A
Merrill Lynch/Countrywide Commercial Mortgage 2007-6 A4	5.485%	3/12/51	22,470,000	17,497,465
Morgan Stanley Capital I 2005-HQ6	4.989%	8/13/42	21,070,000	20,503,135
Morgan Stanley Capital I 2006-IQ12 A4	5.332%	12/15/43	300,000	268,583
Morgan Stanley Capital I 2007-HQ11 A31	5.439%	2/12/44	3,995,000	3,753,920
Morgan Stanley Capital I 2007-IQ14 A4	5.692%	4/15/49	20,290,000	16,595,309
Morgan Stanley Mortgage Loan Trust 2006-2 5A2	5.500%	2/25/36	141,047	136,621
Prime Mortgage Trust 2006-DR1 2A2	6.000%	11/25/36	67,713,136	55,863,338	A
Residential Accredit Loans Inc. 2007-QS4 3A9	6.000%	3/25/37	9,200,000	6,505,701
Residential Asset Mortgage Products Inc. 2004-SL2	8.500%	10/25/31	194,484	173,395
Residential Asset Mortgage Products Inc. 2004-SL4	7.500%	7/25/32	1,879,770	1,768,158
Residential Asset Mortgage Products Inc. 2005-SL2	7.500%	3/25/32	9,093,080	8,092,841
Residential Asset Securitization Trust 2003-A14	4.750%	2/25/19	1,805,868	1,803,047

				299,432,343

Indexed SecuritiesB — 5.3%
American Home Mortgage Assets Trust 2006-3	0.436%	7/25/46	16,916,307	8,167,092
American Home Mortgage Investment Trust 2005-4	0.536%	11/25/45	14,085,214	7,399,549
Banc of America Mortgage Securities 2005-D 2A7	4.787%	5/25/35	14,300,000	9,907,611
Bayview Commercial Asset Trust 2006-2A A1	0.476%	7/25/36	1,597,540	982,487	A
Bayview Commercial Asset Trust 2006-SP1 A1	0.516%	4/25/36	1,531,488	1,281,320	A
Bear Stearns Second Lien Trust 2007-SV1A A1	0.466%	12/25/36	5,202,444	2,990,521	A
Chevy Chase Mortgage Funding Corp. 2005-4A A1	0.446%	10/25/36	1,566,459	786,089	A
Citigroup Mortgage Loan Trust Inc. 2005-5	5.412%	8/25/35	212,752	122,140
Citigroup Mortgage Loan Trust Inc. 2005-HE2	0.646%	7/25/35	7,072,584	5,097,918	A
Citigroup Mortgage Loan Trust Inc. 2006-AR9 1A3	0.486%	11/25/36	37,346,000	16,260,964
Countrywide Alternative Loan Trust 2004-J9 3A4	0.636%	10/25/34	92,518	48,853
Countrywide Alternative Loan Trust 2005-38 A3	0.596%	9/25/35	15,730,649	8,194,845
Countrywide Alternative Loan Trust 2005-44 1A1	0.576%	10/25/35	19,399,786	9,740,359
Countrywide Alternative Loan Trust 2005-44 2A1	0.556%	10/25/35	9,984,084	5,311,062
Countrywide Alternative Loan Trust 2005-56 3A1	0.536%	11/25/35	12,222,889	6,632,536
Countrywide Alternative Loan Trust 2005-56 4A1	0.556%	11/25/35	6,270,537	3,185,789
Countrywide Alternative Loan Trust 2005-59 1A1	0.576%	11/20/35	6,025,079	3,247,942

Quarterly Report to Shareholders 15

	Rate	Maturity Date	Par/Shares†	Value
Long-Term Securities — Continued
Mortgage-Backed Securities — Continued
Indexed Securities — Continued
Countrywide Alternative Loan Trust 2005-72 A1	0.516%	1/25/36	$4,244,381	$2,232,558
Countrywide Alternative Loan Trust 2005-J12	0.516%	8/25/35	731,718	354,154
Countrywide Alternative Loan Trust 2006-0A10 4A1	0.436%	8/25/46	650,370	310,411
Countrywide Alternative Loan Trust 2006-0A11 A4	0.436%	9/25/46	696,986	308,484
Countrywide Alternative Loan Trust 2006-0A2 A5	0.476%	5/20/46	7,144,223	3,391,095
Countrywide Alternative Loan Trust 2006-0A9 2A1B	0.446%	7/20/46	717,748	282,380
Countrywide Alternative Loan Trust 2006-OA1 2A1	0.456%	3/20/46	151,992	75,231
Countrywide Alternative Loan Trust 2006-OA18 A2	0.486%	12/25/36	294,971	68,389
Countrywide Alternative Loan Trust 2006-OA2 A1	0.456%	5/20/46	13,993,746	6,633,169
Countrywide Alternative Loan Trust 2006-OC2 2A3	0.536%	2/25/36	10,000,000	1,758,406
Countrywide Home Loans 2005-09 1A1	0.546%	5/25/35	7,403,727	3,911,461
Countrywide Home Loans 2005-R3	0.646%	9/25/35	5,639,434	3,738,001	A
Countrywide Home Loans 2006-OA5 1A1	0.446%	4/25/46	4,639,866	2,199,486
DSLA Mortgage Loan Trust 2006-AR1 1A1A	1.821%	3/19/46	1,937,467	778,664
First Horizon Alternative Mortgage Securities 2006-FA8 1A8	0.616%	2/25/37	653,565	320,831
GMAC Mortgage Corp. Loan Trust 2005-AR6 2A1	5.227%	11/19/35	307,354	259,260
Greenpoint Mortgage Funding Trust 2005-AR5 2A2	0.516%	11/25/46	4,958,957	1,643,370
Greenpoint Mortgage Funding Trust 2006-AR3 3A1	0.476%	4/25/36	5,037,651	2,136,679
Greenpoint Mortgage Funding Trust 2007-AR2 1A1	0.376%	4/25/47	53,554,424	37,850,130
GSMPS Mortgage Loan Trust 2005-RP2	0.596%	3/25/35	18,165,971	12,734,354	A
GSMPS Mortgage Loan Trust 2005-RP3	0.596%	9/25/35	27,998,917	17,992,213	A
Harborview Mortgage Loan Trust 2005-3	0.486%	6/19/35	14,797,803	7,892,132
Harborview Mortgage Loan Trust 2005-7	3.449%	6/19/45	6,338,611	2,693,910
Harborview Mortgage Loan Trust 2006-13 A	0.426%	11/19/46	690,384	316,511
Harborview Mortgage Loan Trust 2006-7	0.446%	10/19/37	3,430,337	1,623,191
Harborview Mortgage Loan Trust 2007-4 2A1	0.466%	7/19/47	30,589,579	14,115,261
Impac CMB Trust 2003-4 1A1	0.886%	10/25/33	114,257	72,103
Impac Secured Assets Corp. 2005-2	0.566%	3/25/36	400,858	171,892
Impac Secured Assets Corp. 2006-1 1A2B	0.446%	5/25/36	153,531	75,408
Impac Secured Assets Corp. 2006-2 2A1	0.596%	8/25/36	4,164,098	3,286,870
IndyMac Inda Mortgage Loan Trust 2007-AR7 1A1	6.186%	11/25/37	12,386,984	8,744,142
IndyMac Index Mortgage Loan Trust 2004-AR2 2A1	0.866%	6/25/34	37,180	24,690
IndyMac Index Mortgage Loan Trust 2006-AR15 A1	0.366%	7/25/36	258,278	121,768
IndyMac Index Mortgage Loan Trust 2006-AR6 2A1A	0.446%	6/25/47	614,305	291,055
La Hipotecaria SA 2007-1GA A	5.250%	12/23/36	325,368	276,563	A
Lehman XS Trust 2006-GP2 1A1A	0.316%	6/25/46	127,378	91,713	C
Luminent Mortgage Trust 2006-4 A1A	0.436%	5/25/46	507,689	204,673
Luminent Mortgage Trust 2006-7 2A1	0.416%	12/25/36	4,748,041	2,312,039
MASTR Adjustable Rate Mortgages Trust 2004-13	3.111%	11/21/34	1,830,000	1,450,147
MASTR Adjustable Rate Mortgages Trust 2006-0A1 1A1	0.456%	4/25/46	501,658	240,734
MASTR Adjustable Rate Mortgages Trust 2007-3 12A1	0.446%	5/25/47	913,628	412,880
MASTR Reperforming Loan Trust 2005-2 1A1F	0.596%	5/25/35	5,195,600	3,579,408	A
MLCC Mortgage Investors Inc. 2003-B	0.586%	4/25/28	2,335,468	1,991,827
MLCC Mortgage Investors Inc. 2006-1 1A	3.798%	2/25/36	756,716	656,632	C
Novastar Mortgage-Backed Notes 2006-MTA1 2A1A	0.436%	9/25/46	511,529	242,330

16 Quarterly Report to Shareholders

Portfolio of Investments - Continued

Western Asset Core Plus Bond Portfolio - Continued

	Rate	Maturity Date	Par/Shares†	Value
Long-Term Securities — Continued
Mortgage-Backed Securities — Continued
Indexed Securities — Continued
RBSGC Mortgage Pass-Through Certificates 2007-B 1A4	0.696%	1/25/37	$38,763,076	$19,473,608
Residential Accredit Loans Inc. 2005-QO3 A1	0.646%	10/24/45	2,264,746	1,207,784
Residential Accredit Loans Inc. 2006-QO10 A1	0.406%	1/25/37	12,596,491	5,732,372
Residential Accredit Loans Inc. 2006-QO8 1A1A	0.336%	10/25/46	1,524,973	1,312,171
Residential Accredit Loans Inc. 2007-QO4 A1A	0.436%	5/25/47	12,891,744	6,111,316
Sequoia Mortgage Trust A4	0.606%	11/25/24	9,169	7,415
Structured Adjustable Rate Mortgage Loan Trust 2004-20 2A1	5.131%	1/25/35	320,816	251,487
Structured Adjustable Rate Mortgage Loan Trust 2005-19XS	0.546%	10/25/35	391,729	214,970
Structured Asset Mortgage Investments Inc. 2006-AR3 11A1	0.456%	4/25/36	5,221,109	2,623,441
Structured Asset Mortgage Investments Inc. 2006-AR6 1A1	0.426%	7/25/46	449,024	210,738
Structured Asset Mortgage Investments Inc. 2006-AR7 A1A	0.456%	8/25/36	38,363,785	18,801,205
Structured Asset Mortgage Investments Inc. 2007-AR4 GA4B	0.426%	9/25/47	1,017,562	452,165
Terwin Mortgage Trust 2006-9HGA A1	0.326%	10/25/37	232,358	215,344	A
WaMu Mortgage Pass-Through Certificates 2005-AR06 2A1A	0.476%	4/25/45	10,128,716	6,352,579
WaMu Mortgage Pass-Through Certificates 2005-AR08 1A1A	0.516%	7/25/45	9,793,930	6,073,323
WaMu Mortgage Pass-Through Certificates 2005-AR1 A1A	0.566%	1/25/45	2,351,628	1,437,444
WaMu Mortgage Pass-Through Certificates 2005-AR11	0.566%	8/25/45	31,610,503	19,905,481
WaMu Mortgage Pass-Through Certificates 2005-AR13 A1A1	0.536%	10/25/45	18,125,874	9,789,828
WaMu Mortgage Pass-Through Certificates 2005-AR13 B10	1.446%	10/25/45	5,807,947	66,827	A
WaMu Mortgage Pass-Through Certificates 2005-AR15 A1A1	0.506%	11/25/45	16,707,478	9,996,959
WaMu Mortgage Pass-Through Certificates 2005-AR15 A1A2	0.526%	11/25/45	26,277,393	15,326,621
WaMu Mortgage Pass-Through Certificates 2005-AR17 A1A1	0.516%	12/25/45	391,253	236,386
WaMu Mortgage Pass-Through Certificates 2005-AR17 A1A2	0.536%	12/25/45	16,223,427	8,556,325
WaMu Mortgage Pass-Through Certificates 2005-AR19 A1A1	0.516%	12/25/45	23,594,513	13,861,012
WaMu Mortgage Pass-Through Certificates 2005-AR19 A1A2	0.536%	12/25/45	25,741,671	14,762,951
WaMu Mortgage Pass-Through Certificates 2007-0A5 1A	1.651%	6/25/47	12,302,760	5,746,388
Wells Fargo Alternative Loan Trust 2007-PA2 2A1	0.676%	6/25/37	47,418,929	23,364,862

Quarterly Report to Shareholders 17

	Rate	Maturity Date	Par/Shares†	Value
Long-Term Securities — Continued
Mortgage-Backed Securities — Continued
Indexed Securities — Continued
Wells Fargo Mortgage Backed Securities Trust 2006-AR8 3A2	5.237%	4/25/36	$5,713,000	$3,501,148

				434,815,832

Stripped Securities — N.M.
Diversified REIT Trust 2001-1A	1.338%	3/8/10	3,705,380	66,030	A,C,J,K1
FFCA Secured Lending Corp. 1999-1A	1.769%	9/18/25	152,919	3,292	A,J,K1
LB-UBS Commercial Mortgage Trust 2001-C3 X	1.143%	6/15/36	8,058,759	112,857	A,J,K1
Voyager Delaware Trust 2009-1 UGL2	2.130%	3/20/47	1,396,778	374,856	A,C,J,K1
Voyager Delaware Trust UAU7	0.496%	12/26/36	2,103,338	643,088	A,C,J,K1

				1,200,123

Variable Rate SecuritiesL — 3.8%
Banc of America Commercial Mortgage Inc. 2005-5 A4	5.115%	10/10/45	6,990,000	6,796,515
Banc of America Commercial Mortgage Inc. 2006-2 A4	5.929%	5/10/45	29,000,000	27,878,901
Banc of America Funding Corp. 2005-F 2A1	3.823%	9/20/35	17,797,647	8,350,946
Bear Stearns Adjustable Rate Mortgage Trust 2005-12 11A1	4.409%	2/25/36	551,238	354,618
Bear Stearns Commercial Mortgage Securities 2005-PW10 A4	5.405%	12/11/40	400,000	393,157
Citigroup Mortgage Loan Trust Inc. 2005-10 1A1A	5.094%	12/25/35	334,734	179,604
Commercial Mortgage Asset Trust 1999-C2	7.546%	11/17/32	93,003	93,381
Countrywide Alternative Loan Trust 2004-33 2A1	5.025%	12/25/34	38,533	23,905
Countrywide Home Loan Mortgage Pass Through Trust 2006-HYB1 2A1	5.276%	3/20/36	208,615	105,689
Countrywide Home Loan Mortgage Pass Through Trust 2006-HYB3 2A1A	5.684%	5/20/36	842,281	552,913
Credit Suisse Mortgage Capital Certificates 2006-C1 A4	5.609%	2/15/39	2,130,000	2,011,283
Credit Suisse Mortgage Capital Certificates 2007-C4 A3	6.003%	9/15/39	8,600,000	7,412,837
Credit Suisse Mortgage Capital Certificates 2007-C4 A4	6.003%	9/15/39	2,040,000	1,616,155
Credit Suisse Mortgage Capital Certificates 2007-C5 A3	5.694%	9/15/40	2,740,000	2,482,758
Credit Suisse Mortgage Capital Certificates A3-C2	5.846%	3/15/39	1,200,000	1,061,788
Deutsche Mortgage Securities Inc. 2005-WF1 1A3	5.139%	6/26/35	29,770,000	19,572,611	A
GE Capital Commercial Mortgage Corp. 2005-C4	5.513%	11/10/45	15,020,000	14,337,242
GSR Mortgage Loan Trust 2005-AR7 1A1	3.787%	11/25/35	2,465,849	1,695,420
Harborview Mortgage Loan Trust 2006-2	4.537%	2/25/36	5,210,088	2,709,246
IndyMac INDX Mortgage Loan Trust 2004-AR15	4.561%	2/25/35	413,600	242,496
IndyMac INDX Mortgage Loan Trust 2005-AR1 1A1	4.468%	3/25/35	300,158	162,326
IndyMac INDX Mortgage Loan Trust 2005-AR13	3.532%	8/25/35	622,960	355,286
IndyMac INDX Mortgage Loan Trust 2005-AR15	5.099%	9/25/35	8,969,757	5,869,557
IndyMac INDX Mortgage Loan Trust 2005-AR9 1A1	3.511%	7/25/35	132,494	74,607
JP Morgan Chase Commercial Mortgage Securities Corp. 2005-CB13	5.457%	1/12/43	11,800,000	11,354,530
JP Morgan Chase Commercial Mortgage Securities Corp. 2006-LDP9 HS	5.939%	5/15/47	5,000,000	526,087	A
JP Morgan Mortgage Trust 2004-A3 SF3	4.591%	6/25/34	267,755	255,107
JP Morgan Mortgage Trust 2007-A2 4A2	6.029%	4/25/37	10,700,000	7,405,642

18 Quarterly Report to Shareholders

Portfolio of Investments - Continued

Western Asset Core Plus Bond Portfolio - Continued

	Rate	Maturity Date	Par/Shares†	Value
Long-Term Securities — Continued
Mortgage-Backed Securities — Continued
Variable Rate Securities — Continued
LB-UBS Commercial Mortgage Trust 2007-C7 A3	5.866%	9/15/45	$1,500,000	$1,323,804
MASTR Adjustable Rate Mortgages Trust 2004-15	5.201%	12/25/34	29,989	20,930
MASTR Adjustable Rate Mortgages Trust 2004-4 3A1	3.279%	5/25/34	1,764,518	1,621,891
MASTR Adjustable Rate Mortgages Trust 2005-1 7A1	4.802%	2/25/35	579,257	377,614
MASTR Adjustable Rate Mortgages Trust 2006-2 3A1	4.850%	1/25/36	2,570,706	2,067,717
MASTR Adjustable Rate Mortgages Trust 2007-R5 A1	5.633%	11/25/35	7,088,890	3,886,394	A
Merrill Lynch Mortgage Investors Inc. 2006-A1 1A1	5.693%	3/25/36	31,831,157	16,704,361
Merrill Lynch Mortgage Investors Trust 2005-A2 A4	4.479%	2/25/35	181,398	156,474
Merrill Lynch Mortgage Trust 2005-CKI1	5.406%	11/12/37	18,940,000	18,787,383
Merrill Lynch Mortgage Trust 2005-MCP1	4.747%	6/12/43	12,230,000	11,836,707
Merrill Lynch Mortgage Trust 2006-C1 A4	5.840%	5/12/39	510,000	478,760
Merrill Lynch/Countrywide Commercial Mortgage Trust 2007-7 A4	5.810%	6/12/50	5,150,000	4,009,380
Merrill Lynch/Countrywide Commercial Mortgage Trust 2007-8 A3	6.156%	8/12/49	2,800,000	2,239,284
Morgan Stanley Mortgage Loan Trust 2004-10AR 4A	5.485%	11/25/34	4,221,114	3,697,983
Morgan Stanley Mortgage Loan Trust 2004-8AR 4A1	3.539%	10/25/34	9,263	6,954
Morgan Stanley Mortgage Loan Trust 2005-3AR	3.906%	7/25/35	6,130,053	3,764,238
Morgan Stanley Mortgage Loan Trust 2006-6AR 3A1	6.070%	5/25/36	9,173,741	4,504,900
Prime Mortgage Trust 2005-2	7.465%	10/25/32	905,203	788,092
Structured Adjustable Rate Mortgage Loan Trust 2004-16 5A2	5.070%	11/25/34	31,857,765	26,247,737
Thornburg Mortgage Securities Trust 2004-1	3.785%	3/25/44	81,810	75,114
Thornburg Mortgage Securities Trust 2007-4 2A1	6.200%	9/25/37	40,387,750	32,530,685
Thornburg Mortgage Securities Trust 2007-4 3A1	6.186%	9/25/37	39,269,343	31,977,972
WaMu Mortgage Pass-Through Certificates 2005-AR14 1A1	5.044%	12/25/35	491,959	442,838
WaMu Mortgage Pass-Through Certificates 2006-AR10 1A1	5.922%	9/25/36	504,086	376,344
WaMu Mortgage Pass-Through Certificates 2007-HY4 4A1	5.499%	9/25/36	121,506	91,127
WaMu Mortgage Pass-Through Certificates 2007-HY7 2A3	5.790%	7/25/37	23,300,000	14,567,083
Wells Fargo Mortgage Backed Securities Trust 2006-AR8 2A3	5.240%	4/25/36	301,407	232,802

				306,689,175

Total Mortgage-Backed Securities (Cost — $1,404,184,374)				1,042,137,473

Loan Participations and AssignmentsB — 0.6%
Auto Components — N.M.
Allison Transmission Inc., Term Loan, Tranche B	3.000%	10/13/09	959,433	835,240

Communications Equipment — N.M.
Panamsat Corp., Term Loan, Tranche A	2.753%	10/5/09	1,250,000	1,197,500

Quarterly Report to Shareholders 19

	Rate	Maturity Date	Par/Shares†	Value
Long-Term Securities — Continued
Loan Participations and Assignments — Continued
Computers and Peripherals — 0.1%
SunGard Data Systems Inc., Term Loan, Tranche B	2.004% to 4.089%	11/9/09	$1,935,177	$1,811,809

Containers and Packaging — N.M.
Amscan Holdings Inc., Term Loan, Tranche B	2.533% to 3.381%	12/29/09	975,000	861,656

Diversified Consumer Services — N.M.
Thomson Medical Education, First Lien Term Loan	2.750%	10/30/09	980,000	881,510

Diversified Financial Services — N.M.
CCM Merger Inc., Term Loan, Tranche B	8.500%	12/31/09	870,870	812,087

Electric Utilities — N.M.
TXU, Term Loan, Tranche B2	3.754% to 3.783%	12/31/09	1,225,000	966,831

Health Care Providers and Services — N.M.
Vanguard Health Holding Co. II, Replacement Term Loan	2.496%	10/30/09	997,500	973,186

Hotels, Restaurants and Leisure — N.M.
Metro-Goldwyn-Mayer Studios Inc., Term Loan, Tranche B	5.500%	12/31/09	1,451,128	816,622

IT Services — 0.4%
First Data Corp., Term Loan, Tranche B1	3.033% to 3.036%	12/31/09	36,029,029	30,969,544

Media — 0.1%
Carmike Cinemas Inc., Delayed Draw Term Loan	4.490%	1/11/10	602,376	574,139
Charter Communications Operating LLC, Term Loan	6.250%	12/31/09	1,965,000	1,871,663	J
Citadel Communication Group, Term Loan, Tranche B	2.040% to 2.330%	12/31/09	1,000,000	645,500
Idearc Inc., Term Loan, Tranche B	6.250%	12/31/09	951,360	402,742	D
Nielsen Finance LLC, Term Loan, Tranche B	2.249%	10/9/09	1,710,598	1,596,916
Univision Communications, Term Loan, Tranche B	2.533%	12/31/09	1,000,000	843,958
UPC Broadband Holding, Term Loan, Tranche N1	2.011%	10/1/09	648,288	606,149
UPC, Term Loan	3.761%	10/1/09	351,712	337,995

				6,879,062

Paper and Forest Products — N.M.
Georgia-Pacific Corp., First Lien Term Loan	2.283% to 3.714%	12/31/09	785,453	754,526

Road and Rail — N.M.
Swift Transportation, Term Loan	3.563%	10/8/09	881,221	799,341

Semiconductors and Semiconductor Equipment — N.M.
Sensata Technologies, Term Loan, Tranche B	2.246%	10/29/09	1,451,250	1,238,098

Total Loan Participations and Assignments (Cost — $56,923,023)				49,797,012

20 Quarterly Report to Shareholders

Portfolio of Investments - Continued

Western Asset Core Plus Bond Portfolio - Continued

	Rate	Maturity Date	Par/Shares†	Value
Long-Term Securities — Continued
U.S. Government and Agency Obligations — 9.8%
Fixed Rate Securities — 4.8%
Fannie Mae	6.250%	2/1/11	$6,960,000	$7,370,877	M
Fannie Mae	5.250%	8/1/12	6,110,000	6,529,940	M
Fannie Mae	0.000%	10/9/19	32,810,000	18,339,314	G,M
Fannie Mae	5.000%	5/20/24	75,000,000	74,970,150	M
Federal Home Loan Bank	5.500%	7/15/36	3,040,000	3,356,865
Freddie Mac	4.875%	2/9/10	20,000,000	20,324,840	M
Tennessee Valley Authority	7.125%	5/1/30	840,000	1,075,731
Tennessee Valley Authority	5.980%	4/1/36	120,000	137,800
Tennessee Valley Authority	5.250%	9/15/39	7,700,000	8,124,447
United States Treasury Bonds	8.750%	5/15/17	10,000	13,854
United States Treasury Bonds	8.875%	8/15/17	10,000	14,006
United States Treasury Bonds	3.500%	2/15/39	37,140,000	33,646,537
United States Treasury Bonds	4.250%	5/15/39	97,035,000	100,385,716
United States Treasury Bonds	4.500%	8/15/39	10,330,000	11,137,031
United States Treasury Notes	1.750%	8/15/12	200,000	202,062
United States Treasury Notes	2.375%	9/30/14	3,770,000	3,779,727
United States Treasury Notes	3.000%	9/30/16	1,640,000	1,646,534
United States Treasury Notes	2.750%	2/15/19	32,000,000	30,537,504
United States Treasury Notes	3.125%	5/15/19	7,595,000	7,473,359
United States Treasury Notes	3.625%	8/15/19	59,360,000	60,927,460

				389,993,754

Stripped Securities — 0.2%
United States Treasury Bonds	0.000%	11/15/24	510,000	270,568	K2
United States Treasury Notes	0.000%	5/15/18	17,210,000	12,840,381	K2

				13,110,949

Treasury Inflation-Protected SecuritiesN — 4.8%
United States Treasury Inflation-Protected Security	0.875%	4/15/10	1,534,694	1,535,172
United States Treasury Inflation-Protected Security	2.000%	7/15/14	7,883,457	8,193,868
United States Treasury Inflation-Protected Security	1.625%	1/15/15	17,515,976	17,844,401
United States Treasury Inflation-Protected Security	2.375%	1/15/25	70,059,940	73,453,503
United States Treasury Inflation-Protected Security	2.000%	1/15/26	45,214,867	45,115,937
United States Treasury Inflation-Protected Security	2.375%	1/15/27	158,853,100	166,944,759
United States Treasury Inflation-Protected Security	1.750%	1/15/28	14,474,240	13,868,131
United States Treasury Inflation-Protected Security	3.625%	4/15/28	17,789,241	21,991,949
United States Treasury Inflation-Protected Security	3.875%	4/15/29	35,004,269	45,067,996	O

				394,015,716

Total U.S. Government and Agency Obligations (Cost — $760,363,320)				797,120,419

U.S. Government Agency Mortgage-Backed Securities — 31.7%
Fixed Rate Securities — 28.8%
Fannie Mae	6.500%	5/1/14 to 4/1/36	10,081,422	10,826,884	M
Fannie Mae	5.500%	1/1/17 to 3/1/37	280,361,390	294,261,800	M

Quarterly Report to Shareholders 21

	Rate	Maturity Date	Par/Shares†	Value
Long-Term Securities — Continued
U.S. Government Agency Mortgage-Backed Securities — Continued
Fixed Rate Securities — Continued
Fannie Mae	9.500%	11/1/21	$970	$1,066	M
Fannie Mae	6.000%	4/1/24 to 8/1/37	7,587,748	8,053,860	M
Fannie Mae	4.500%	12/1/24	15,500,000	15,998,914	M,P
Fannie Mae	5.000%	12/1/24	34,500,000	36,171,111	M,P
Fannie Mae	6.000%	12/1/24 to 12/1/39	74,430,000	78,608,950	M,P
Fannie Mae	7.000%	8/1/29 to 6/1/32	3,153,116	3,479,935	M
Fannie Mae	7.500%	11/1/29	15,553	17,422	M
Fannie Mae	5.000%	10/1/35	1,449,463,555	1,507,140,130	M
Fannie Mae	6.500%	12/1/39	119,200,000	127,266,351	M,P
Freddie Mac	6.000%	4/1/11 to 11/1/36	4,412,261	4,708,490	M
Freddie Mac	5.500%	12/1/13 to 7/1/20	853,590	911,660	M
Freddie Mac	7.000%	10/1/16 to 4/1/32	1,005,312	1,105,833	M
Freddie Mac	6.500%	7/1/29	243,647	262,615	M
Freddie Mac	5.000%	11/1/36	37,379,558	38,759,487	M
Government National Mortgage Association	7.500%	3/15/23 to 9/15/31	192,181	214,778
Government National Mortgage Association	7.000%	7/15/23 to 7/15/31	509,887	562,184
Government National Mortgage Association	6.500%	4/15/28 to 4/15/33	11,284,494	12,148,747
Government National Mortgage Association	6.000%	1/15/29 to 11/15/35	54,014,498	57,496,689
Government National Mortgage Association	8.000%	12/15/30 to 1/15/31	23,483	26,716
Government National Mortgage Association	5.000%	7/15/33 to 11/15/35	57,136,840	59,459,144
Government National Mortgage Association	5.500%	7/15/33 to 6/15/35	15,213,831	16,069,966
Government National Mortgage Association	4.000%	12/1/39	85,000,000	83,688,750	P

				2,357,241,482

Indexed SecuritiesB — 2.1%
Fannie Mae	4.598%	5/1/35	3,789,506	3,933,443	M
Fannie Mae	4.088%	6/1/35	10,173,165	10,548,239	M
Fannie Mae	5.336%	6/1/35	2,484,819	2,609,959	M
Fannie Mae	3.344%	8/1/35	1,165,033	1,193,857	M
Fannie Mae	4.196%	9/1/35	5,751,865	5,879,849	M
Fannie Mae	4.533%	9/1/35	2,579,164	2,649,600	M
Fannie Mae	4.493%	10/1/35	1,821,076	1,867,521	M
Fannie Mae	4.519%	10/1/35	2,126,827	2,200,891	M
Fannie Mae	4.936%	10/1/35	2,566,886	2,654,806	M
Fannie Mae	5.672%	10/1/35	2,079,164	2,155,878	M
Fannie Mae	3.016%	11/1/35	318,990	322,056	M
Fannie Mae	3.026%	11/1/35	261,107	263,623	M

22 Quarterly Report to Shareholders

Portfolio of Investments - Continued

Western Asset Core Plus Bond Portfolio - Continued

	Rate	Maturity Date	Par/Shares†	Value
Long-Term Securities — Continued
U.S. Government Agency Mortgage-Backed Securities — Continued
Indexed Securities — Continued
Fannie Mae	3.030%	11/1/35	$256,273	$258,749	M
Fannie Mae	3.039%	11/1/35	276,470	279,141	M
Fannie Mae	3.042%	11/1/35	273,949	276,602	M
Fannie Mae	5.297%	12/1/35	3,718,792	3,908,183	M
Fannie Mae	5.500%	2/1/36	592,170	622,706	M
Fannie Mae	5.495%	2/1/37	27,749,509	29,289,662	M
Fannie Mae	5.738%	8/1/37	1,015,383	1,071,721	M
Fannie Mae	5.524%	11/1/37	375,498	395,352	M
Freddie Mac	4.676%	8/1/35	12,217,970	12,696,293	M
Freddie Mac	4.771%	9/1/35	4,710,787	4,881,915	M
Freddie Mac	5.156%	9/1/35	1,604,243	1,677,913	M
Freddie Mac	4.889%	10/1/35	2,847,151	2,931,507	M
Freddie Mac	5.100%	12/1/35	5,168,482	5,387,437	M
Freddie Mac	5.194%	12/1/35	368,429	386,022	M
Freddie Mac	5.705%	2/1/37	43,302	45,726	M
Freddie Mac	5.779%	5/1/37	4,993,260	5,271,461	M
Freddie Mac	5.841%	5/1/37	13,149,739	13,927,648	M
Freddie Mac	5.875%	5/1/37	89,299	94,477	M
Freddie Mac	5.913%	5/1/37	506,240	536,251	M
Freddie Mac	5.379%	6/1/37	921,850	969,310	M
Freddie Mac	5.822%	6/1/37	2,418,949	2,558,196	M
Freddie Mac	5.905%	7/1/37	33,400,380	35,317,434	M
Freddie Mac	5.890%	8/1/37	12,028,526	12,731,057	M
Freddie Mac	6.085%	9/1/37	228,464	242,206	M
Government National Mortgage Association	0.646%	8/20/31	1,985	1,954

				172,038,645

Stripped Securities — 0.8%
Financing Corp.	0.000%	11/30/17 to 4/5/19	1,570,000	1,102,801	J,K2
Financing Corp.	0.000%	2/8/18 to 9/26/19	93,804,000	64,365,972	K2

				65,468,773

Total U.S. Government Agency Mortgage-Backed Securities (Cost — $2,492,505,736)				2,594,748,900

Yankee BondsQ — 6.3%
Aerospace and Defense — 0.1%
Systems 2001 Asset Trust	6.664%	9/15/13	7,137,523	7,083,563	A

Capital Markets — N.M.
Credit Suisse Guernsey Ltd.	5.860%	5/29/49	150,000	114,000	E

Commercial Banks — 1.3%
Barclays Bank PLC	5.200%	7/10/14	15,670,000	16,552,487
Glitnir Banki Hf	6.330%	7/28/11	10,670,000	2,614,150	A,D,J
Glitnir Banki Hf	6.375%	9/25/12	18,040,000	4,419,800	A,D,J

Quarterly Report to Shareholders 23

	Rate	Maturity Date	Par/Shares†	Value
Long-Term Securities — Continued
Yankee Bonds — Continued
Commercial Banks — Continued
HBOS Capital Funding LP	6.071%	6/30/49	$60,000	$33,900	A,E
HSBC Capital Funding LP	4.610%	6/27/49	2,090,000	1,637,716	A,E
Hypothekenbank in Essen AG	5.000%	1/20/12	1,380,000	1,457,591	A
ICICI Bank Ltd.	6.375%	4/30/22	5,069,000	4,146,498	A,E
ICICI Bank Ltd.	6.375%	4/30/22	8,111,000	6,622,315	A,E
Kaupthing Bank Hf	5.750%	10/4/11	5,550,000	1,179,375	A,D,J
Kaupthing Bank Hf	7.625%	2/28/15	80,340,000	17,072,250	A,D,J
Korea Development Bank	5.500%	11/13/12	60,000	63,663
Landsbanki Islands Hf	6.100%	8/25/11	28,520,000	1,497,300	A,D,J
Rabobank Nederland NV	11.000%	6/30/19	11,997,000	14,696,325	A,E
Resona Preferred Global Securities	7.191%	12/29/49	12,200,000	10,126,000	A,E
Royal Bank of Scotland Group PLC	7.640%	3/31/49	7,500,000	3,675,000	E
RSHB Capital SA	6.299%	5/15/17	5,615,000	5,361,763	A
Shinsei Finance Cayman Ltd.	6.418%	1/29/49	26,025,000	13,663,125	A,E

				104,819,258

Consumer Finance — 0.1%
Aiful Corp.	5.000%	8/10/10	12,610,000	6,746,350	A

Diversified Financial Services — 0.3%
European Investment Bank	4.000%	3/3/10	100,000	101,553
European Investment Bank	4.625%	3/21/12	50,000	53,730
MUFG Capital Finance 1 Ltd.	6.346%	7/29/49	7,400,000	6,835,965	E
Pemex Finance Ltd.	9.030%	2/15/11	3,000	3,128
SMFG Preferred Capital	6.078%	1/29/49	350,000	305,714	A,E
TNK-BP Finance SA	7.500%	7/18/16	5,649,000	5,493,652	A
TNK-BP Finance SA	7.500%	7/18/16	436,000	427,280	A
TNK-BP Finance SA	6.625%	3/20/17	7,445,000	6,840,466	A

				20,061,488

Diversified Telecommunication Services — 0.9%
British Telecommunications PLC	9.125%	12/15/10	2,315,000	2,492,507	F
British Telecommunications PLC	9.625%	12/15/30	11,210,000	14,360,840	F
Deutsche Telekom International Finance BV	5.750%	3/23/16	20,180,000	21,396,753
Intelsat Jackson Holdings Ltd.	9.500%	6/15/16	1,367,000	1,435,350
Koninklijke (Royal) KPN NV	8.000%	10/1/10	14,800,000	15,716,505
Telecom Italia Capital SpA	5.250%	11/15/13	1,260,000	1,325,449
Telecom Italia Capital SpA	4.950%	9/30/14	3,730,000	3,859,741
Telecom Italia Capital SpA	5.250%	10/1/15	6,280,000	6,501,502
Wind Acquisition Finance SA	10.750%	12/1/15	4,800,000	5,280,000	A

				72,368,647

Electric Utilities — N.M.
Hydro-Quebec	6.300%	5/11/11	1,720,000	1,855,429

Energy Equipment and Services — 0.2%
Compagnie Generale de Geophysique-Veritas	7.500%	5/15/15	1,970,000	1,960,150
Compagnie Generale de Geophysique-Veritas	7.750%	5/15/17	8,594,000	8,529,545

24 Quarterly Report to Shareholders

Portfolio of Investments - Continued

Western Asset Core Plus Bond Portfolio - Continued

	Rate	Maturity Date	Par/Shares†	Value
Long-Term Securities — Continued
Yankee Bonds — Continued
Energy Equipment and Services — Continued
Transocean Inc.	5.250%	3/15/13	$360,000	$380,628
Transocean Ltd.	6.000%	3/15/18	6,015,000	6,425,427

				17,295,750

Food and Staples Retailing — N.M.
Delhaize Group	6.500%	6/15/17	120,000	130,600

Foreign Governments — 0.4%
Province of British Columbia	4.300%	5/30/13	180,000	191,433
Russian Federation	7.500%	3/31/30	19,632,840	21,313,411	A
United Mexican States	5.625%	1/15/17	374,000	388,212
United Mexican States	6.750%	9/27/34	7,443,000	8,187,300

				30,080,356

Industrial Conglomerates — 0.7%
Tyco International Group SA	6.750%	2/15/11	35,798,000	37,716,272
Tyco International Group SA	6.375%	10/15/11	15,948,000	17,191,960
Tyco International Group SA	6.000%	11/15/13	5,398,000	5,788,464

				60,696,696

Insurance — 0.3%
Merna Reinsurance Ltd.	2.033%	6/30/12	26,450,000	25,727,915	A,B

Media — N.M.
Rogers Cable Inc.	7.875%	5/1/12	687,000	770,833
Rogers Cable Inc.	6.750%	3/15/15	130,000	146,121
Shaw Communications Inc.	7.250%	4/6/11	630,000	661,500
Sun Media Corp.	7.625%	2/15/13	1,125,000	860,625

				2,439,079

Metals and Mining — 0.8%
Barrick Gold Corp.	6.950%	4/1/19	7,165,000	8,388,316
BHP Billiton Finance USA Ltd.	6.500%	4/1/19	23,410,000	27,160,329
Corporacion Nacional del Cobre - Codelco	4.750%	10/15/14	2,590,000	2,729,495	A
Rio Tinto Finance USA Ltd.	5.875%	7/15/13	3,732,000	4,020,954
Rio Tinto Finance USA Ltd.	6.500%	7/15/18	6,528,000	7,019,819
Teck Resources Ltd.	9.750%	5/15/14	800,000	880,000
Teck Resources Ltd.	10.250%	5/15/16	640,000	723,200
Teck Resources Ltd.	10.750%	5/15/19	1,330,000	1,546,125
Vale Overseas Ltd.	8.250%	1/17/34	20,000	23,829
Vale Overseas Ltd.	6.875%	11/21/36	14,286,000	14,779,310

				67,271,377

Oil, Gas and Consumable Fuels — 1.0%
Anadarko Finance Co.	7.500%	5/1/31	16,297,000	18,030,659
BP Capital Markets PLC	5.250%	11/7/13	25,550,000	27,988,211

Quarterly Report to Shareholders 25

	Rate	Maturity Date	Par/Shares†		Value
Long-Term Securities — Continued
Yankee Bonds — Continued
Oil, Gas and Consumable Fuels — Continued
Cenovus Energy Inc.	6.750%	11/15/39	$5,910,000		$6,368,220	A
Conoco Funding Co.	6.350%	10/15/11	590,000		646,520
Conoco Funding Co.	7.250%	10/15/31	810,000		974,449
Gazprom	6.212%	11/22/16	1,996,000		1,916,160	A
OPTI Canada Inc.	8.250%	12/15/14	2,405,000		1,863,875
Petrobras International Finance Co.	6.125%	10/6/16	11,070,000		11,817,225
Shell International Finance BV	6.375%	12/15/38	11,845,000		14,065,381
Teekay Shipping Corp.	8.875%	7/15/11	1,729,000		1,778,709

					85,449,409

Road and Rail — 0.1%
Kansas City Southern de Mexico	12.500%	4/1/16	6,295,000		6,955,975	A

Thrifts and Mortgage Finance — N.M.
Willow Re Ltd.	6.295%	6/16/10	250,000		147,497	A,B,C,D

Wireless Telecommunication Services — 0.1%
America Movil SA de CV	5.625%	11/15/17	6,290,000		6,502,948
Rogers Wireless Inc.	6.375%	3/1/14	1,850,000		2,042,282

					8,545,230

Total Yankee Bonds (Cost — $623,579,836)					517,788,619

Foreign Government Obligations — 1.0%
Brazil Notas do Tesouro Nacional Series F	10.000%	1/1/12	148,902,000	BRL	81,779,194

Total Foreign Government Obligations (Cost — $60,241,009)					81,779,194

Preferred Stocks — 0.9%
AES Trust III	6.750%		71,200	shs	3,132,800	H
Fannie Mae	5.375%		29		170,375	H,M,R
Fannie Mae	7.000%		53,100		119,475	B,M,R
Fannie Mae	8.250%		1,193,775		1,921,978	E,M,R
Freddie Mac	8.375%		1,737,615		3,145,083	E,M,R
General Motors Corp.	1.500%		836,487		2,927,704
General Motors Corp.	4.500%		25,191		89,428	H
General Motors Corp.	5.250%		3,790,025		13,644,090	H
General Motors Corp.	6.250%		8,565,662		30,836,383	H
General Motors Corp.	7.250%		127,900		422,070
General Motors Corp.	7.250%		56,300		185,790
General Motors Corp.	7.250%		45,400		149,820
General Motors Corp.	7.375%		327,800		1,081,740
General Motors Corp.	7.500%		259,700		857,010
Home Ownership Funding Corp.	1.000%		1,500		144,032	A,C,J,R
Home Ownership Funding Corp. II	1.000%		1,300		124,828	A,C,J,R
Preferred Blocker Inc.	7.000%		17,342		10,084,916	A

Total Preferred Stocks (Cost — $211,683,737)					69,037,522

26 Quarterly Report to Shareholders

Portfolio of Investments - Continued

Western Asset Core Plus Bond Portfolio - Continued

	Rate	Maturity Date	Par/Shares†		Value
Long-Term Securities — Continued
Warrants — N.M.
Bear Stearns Trust Certficates 2001-2, Strike Price $97.72			10,000	wts	$197,210	C,R

Total Warrants (Cost — $55,800)					197,210

Total Long-Term Securities (Cost — $8,177,665,161)					7,461,949,875

Short-Term Securities — 12.2%
U.S. Government and Agency Obligations — 7.1%
Fannie Mae	0.000%	1/11/10	$250,000,000		249,928,500	G,M
Federal Home Loan Bank	0.000%	10/2/09	26,300,000		26,299,999	G
Federal Home Loan Bank	0.000%	10/23/09	128,000,000		127,998,436	G
Tennessee Valley Authority	0.000%	10/8/09	140,000,000		139,999,728	G
United States Treasury Bill	0.000%	10/29/09	35,000,000		34,995,386	G

					579,222,049

Options Purchased — 0.1%
Credit Suisse First Boston Swaption Put, April 2011, Strike Price $5.18			79,800,000	S	2,189,225
Credit Suisse First Boston Swaption Put, April 2012, Strike Price $5.20			40,000,000	S	2,712,096
Credit Suisse First Boston Swaption Put, May 2011, Strike Price $5.12			40,000,000	S	1,182,404
Eurodollar Futures Put, December 2009, Strike Price $99.50			1,049	S	111,456
U.S. Treasury Note Futures Call, November 2009, Strike Price $120.00			673	S	420,625
U.S. Treasury Note Futures Put, November 2009, Strike Price $117.00			1,460	S	1,323,125
U.S. Treasury Note Futures Put, October 2009, Strike Price $117.50			471	S	272,297

					8,211,228

Repurchase Agreements — 5.0%
Goldman Sachs & Co.
0.03%, dated 9/30/09, to be repurchased at $395,385,329 on 10/1/09 (Collateral: $396,930,000 Fannie Mae notes, 2.200% to 3.500%, due 4/23/12 to 8/25/14, value $403,308,950)			395,385,000		395,385,000
Morgan Stanley
0.01%, dated 9/30/09, to be repurchased at $16,642,005 on 10/1/09 (Collateral: $16,955,000 Freddie Mac note, 2.050% due 3/9/11, value $16,974,837)			16,642,000		16,642,000

					412,027,000

Total Short-Term Securities (Cost — $998,312,503)					999,460,277

Quarterly Report to Shareholders 27

Total Investments — 103.5% (Cost — $9,175,977,664)T			8,461,410,152
Other Assets Less Liabilities — (3.5)%			(283,500,903)

Net Assets — 100.0%			$8,177,909,249

	Expiration	Actual Contracts	Appreciation/ (Depreciation)
Futures Contracts PurchasedU
Eurodollar Futures	December 2009	291	$732,158
Eurodollar Futures	March 2010	5,233	7,174,972
Eurodollar Futures	June 2010	900	942,200
Eurodollar Futures	September 2010	554	619,180
German Euro Bund Futures	December 2009	987	722,917
U.S. Treasury Bond Futures	December 2009	2,170	6,191,548
U.S. Treasury Note Futures	December 2009	16,302	18,065,756
U.S. Treasury Note Futures	December 2009	2,728	3,172,289

			$37,621,020

Futures Contracts WrittenU
U.S. Treasury Note Futures	December 2009	6,428	(10,590,467)

Options WrittenU
Barclays Swaption Call, Strike Price $3.90	November 2009	66,810,000	(606,188)
Barclays Swaption Call, Strike Price $4.70	September 2014	1,370,000	(7,094)
Barclays Swaption Call, Strike Price $4.95	October 2013	124,690,000	(4,230,607)
Barclays Swaption Put, Strike Price $3.90	November 2009	66,810,000	1,574,631
Barclays Swaption Put, Strike Price $4.70	September 2014	1,370,000	6,979
Barclays Swaption Put, Strike Price $4.95	October 2013	124,690,000	254,268
Credit Suisse First Boston Swaption Call, Strike Price $4.70	August 2014	61,530,000	311,951
Credit Suisse First Boston Swaption Put, Strike Price $4.43	October 2009	159,600,000	1,000,101
Credit Suisse First Boston Swaption Put, Strike Price $4.48	November 2009	80,000,000	571,480
Credit Suisse First Boston Swaption Put, Strike Price $4.70	August 2014	61,530,000	(322,190)
Credit Suisse First Boston Swaption Put, Strike Price $4.74	October 2009	80,000,000	959,256
Credit Suisse First Boston Swaption Put, Strike Price $5.03	April 2010	40,000,000	(110,488)
Deutsche Bank Swaption Call, Strike Price $4.70	September 2014	17,800,000	(89,500)
Deutsche Bank Swaption Put, Strike Price $4.70	September 2014	17,800,000	93,349
Eurodollar Futures Call, Strike Price $99.00	March 2010	738	(435,578)
Eurodollar Futures Call, Strike Price $99.38	March 2010	934	(37,973)
Eurodollar Futures Put, Strike Price $98.75	March 2010	447	165,390
Eurodollar Futures Put, Strike Price $98.88	March 2010	291	89,483
Eurodollar Futures Put, Strike Price $99.25	December 2009	1,049	35,928
Eurodollar Futures Put, Strike Price $99.38	March 2010	934	68,277
JP Morgan Swaption Call, Strike Price $4.86	October 2013	124,700,000	(3,589,128)
JP Morgan Swaption Put, Strike Price $4.86	October 2013	124,700,000	146,635
U.S. Treasury Bond Futures Put, Strike Price $114.00	November 2009	455	652,584
U.S. Treasury Note Futures Call, Strike Price $117.00	November 2009	708	(874,853)
U.S. Treasury Note Futures Put, Strike Price $112.00	November 2009	651	759,636

			$(3,613,651)

28 Quarterly Report to Shareholders

Portfolio of Investments - Continued

Western Asset Core Bond Portfolio - Continued

Broker	Settlement Date	Contract to				Unrealized Gain/(Loss)
		Receive		Deliver
Deutsche Bank AG London	11/19/09	CAD	$88,329,000	GBP	$50,000,000	$1,329,701
Deutsche Bank AG London	11/19/09	CAD	10,000,000	USD	9,089,670	260,302
JPMorgan Chase Bank	11/19/09	CAD	18,877,545	USD	17,535,061	115,390
Credit Suisse First Boston (London)	11/19/09	EUR	31,793,419	USD	45,885,951	662,750
Goldman Sachs International	11/19/09	EUR	7,500,000	USD	10,732,575	248,164
JPMorgan Chase Bank	11/19/09	EUR	32,500,000	USD	47,768,201	(184,996)
JPMorgan Chase Bank	11/19/09	GBP	29,600,000	USD	50,224,244	(2,906,893)
Citibank NA	11/19/09	USD	49,362,571	EUR	34,279,325	(825,741)
Citibank NA	11/19/09	USD	22,374,443	GBP	13,171,199	1,319,502
Deutsche Bank AG London	11/19/09	USD	19,731,525	GBP	11,646,033	1,114,652
Goldman Sachs International	11/19/09	USD	77,728,750	EUR	55,000,000	(2,796,674)
JPMorgan Chase Bank	11/19/09	USD	136,388,653	EUR	94,715,000	(2,283,447)
UBS AG London	11/19/09	USD	13,333,938	EUR	9,400,000	(428,589)

						$(4,375,879)

N.M.	Not Meaningful.
A	Rule 144a Security - A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities, which the Fund’s investment adviser has determined to be liquid, unless otherwise noted, represent 6.85% of net assets.
B	Indexed Security - The rates of interest earned on these securities are tied to the London Interbank Offered Rate (“LIBOR”), the Euro Interbank Offered Rate (“EURIBOR”) Index, the Consumer Price Index (“CPI”), the one-year Treasury Bill Rate or the ten-year Japanese Government Bond Rate. The coupon rates are the rates as of September 30, 2009.
C	Security is valued in good faith at fair value by or under the direction of the Board of Directors (See Note 1).
D	Bond is currently in default.
E	Stepped Coupon Security - A security with a predetermined schedule of interest or dividend rate changes at which time it begins to accrue interest or pay dividends according to the predetermined schedule.
F	Credit Linked Security - The rates of interest earned on these securities are tied to the credit rating assigned by Standard & Poor’s Rating Service and/or Moody’s Investors Services.
G	Zero coupon bond - A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.
H	Convertible Security - Security may be converted into the issuer’s common stock.
I	Pay-in-Kind (“PIK”) security - A security in which interest or dividends during the initial few years is paid in additional PIK securities rather than in cash.
J	Illiquid security valued at fair value under the procedures approved by the Board of Directors.
K	Stripped Security - Security with interest-only or principal-only payment streams, denoted by a 1 or 2, respectively. For interest-only securities, the amount shown as principal is the notional balance used to calculate the amount of interest due.
L	The coupon rates shown on variable rate securities are the rates at September 30, 2009. These rates vary with the weighted average coupon of the underlying loans.
M	On September 7, 2008, the Federal Housing Finance Agency placed Fannie Mae (FNMA) and Freddie Mac (FHLMC) into conservatorship.
N	Treasury Inflation-Protected Security –Treasury security whose principal value is adjusted daily in accordance with changes to the Consumer Price Index for All Urban Consumers. Interest is calculated on the basis of the current adjusted principal value.
O	All or a portion of this security is collateral to cover futures and options contracts written.
P	When-issued Security - Security purchased on a delayed delivery basis. Final settlement amount and maturity date have not yet been announced.
Q	Yankee Bond - A dollar-denominated bond issued in the U.S. by foreign entities.
R	Non-income producing.
S	Par represents actual number of contracts.
T	Aggregate cost for federal income tax purposes is substantially the same as book cost. At September 30, 2009, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$354,145,980
Gross unrealized depreciation	(1,068,713,492)

Net unrealized depreciation	$(714,567,512)

U	Written options and futures are described in more detail in the notes to financial statements.

Quarterly Report to Shareholders 29

†	Securities are denominated in U.S. Dollars, unless otherwise noted.

BRL	—	Brazilian Real
CAD	—	Canadian Dollar
EUR	—	Euro
GBP	—	British Pound
USD	—	U.S. Dollar

Organization and Significant Accounting Policies (unaudited)

Western Asset Funds, Inc. (“Corporation”), consisting of Western Asset Absolute Return Portfolio (“Absolute Return”), Western Asset Core Bond Portfolio (“Core”), Western Asset Core Plus Bond Portfolio (“Core Plus”), Western Asset High Yield Portfolio (“High Yield”), Western Asset Inflation Indexed Plus Bond Portfolio (“Inflation Indexed”), Western Asset Intermediate Bond Portfolio (“Intermediate”), Western Asset Intermediate Plus Bond Portfolio (“Intermediate Plus”), Western Asset Limited Duration Bond Portfolio (“Limited Duration”) and Western Asset Non-U.S. Opportunity Bond Portfolio (“Non-U.S.”) (individually a “Fund,” collectively the “Funds”), is registered under the Investment Company Act of 1940, as amended (“the 1940 Act”), as a diversified, open-end management investment company with the exception of Non-U.S., which is non-diversified. Financial Statements for Absolute Return, High Yield, Inflation Indexed, Intermediate, Intermediate Plus, Limited Duration and Non-U.S. are contained in a separate Report to Shareholders.

Investment Valuation

The Funds’ securities are valued under policies approved by and under the general oversight of the Board of Directors. The Funds have adopted Financial Accounting Standards Board Codification Section 820 (formerly Statement of Financial Accounting Standards No. 157) (“ASC Section 820”). ASC Section 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Funds’ investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Debt securities are valued at the last quoted bid prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market and are valued at the bid price as of the close of business of that market. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Funds use valuation techniques to measure fair value that are consistent with the market approach, income approach and/or cost approach, depending on the type of the security and the particular circumstance.

The following is a summary of the inputs used in valuing the Funds’ assets carried at fair value:

Core

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-term investments:
Corporate bonds & notes	-	$981,070,927	-	$981,070,927
Asset-backed securities	-	131,616,492	-	131,616,492
Mortgage-backed securities	-	700,789,742	$492,474	701,282,216
U.S. government & agency obligations	-	470,822,710	-	470,822,710
U.S. government agency mortgage-backed securities	-	1,131,908,033	-	1,131,908,033
Yankee bonds	-	191,289,038	-	191,289,038
Preferred stocks	$11,009,532	680,692	1,015,424	12,705,648

Total long-term investments	11,009,532	3,608,177,634	1,507,898	3,620,695,064

Short-term investments:
U.S. government & agency obligations	-	243,763,823	-	243,763,823
Options purchased	919,682	2,560,212	-	3,479,894
Repurchase agreement	-	101,779,000	-	101,779,000

Total short-term investments	919,682	348,103,035	-	349,022,717

Total investments	11,929,214	3,956,280,669	1,507,898	3,969,717,781

Other financial instruments:
Futures contracts	13,458,664	-	-	13,458,664
Written options	(1,693,522)	(20,005,866)		(21,699,388)
Interest rate swaps†	-	(15,293,186)	-	(15,293,186)
Credit default swaps on corporate issues - sell protection†	-	(12,592,175)	-	(12,592,175)
Credit default swaps on corporate issues - buy protection†	-	17,267,015	-	17,267,015
Credit default swaps on credit indices - sell protection†	-	(99,484,848)	-	(99,484,848)
Credit default swaps on credit indices - buy protection†	-	41,149,590	-	41,149,590

Total other financial instruments	11,765,142	(88,959,470)	-	(77,194,328)

Total	$23,694,356	$3,867,321,199	$1,507,898	$3,892,523,453

†	Values include any premiums paid or received with respect to swap contracts.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities	Corporate Bonds & Notes	Mortgage- Backed Securities	Yankee Bonds	Preferred Stocks	Total
Balance as of December 31, 2008	$4,043,831	$2,503,942	$1,216,800	$1,042,166	$8,806,739
Accrued premiums/discounts	51,991	(158)	268,267	-	320,100
Realized gain/(loss)[1]	35,821	4,595	-	-	40,416
Change in unrealized appreciation (depreciation)[2]	2,990,152	1,078,088	2,824,433	(26,742)	6,865,931
Net purchases (sales)	2,269,112	(504,284)	-	-	1,764,828
Net transfers in and/or out of Level 3	(9,390,907)	(2,589,709)	(4,309,500)	-	(16,290,116)

Balance as of September 30, 2009	-	$492,474	-	$1,015,424	$1,507,898

Net unrealized appreciation (depreciation) for investments in securities still held at September 30, 2009[2]	-	$6,736	-	$(8,029,369)	$(8,022,633)

[1]	This amount is included in net realized gain (loss) from investment.
[2]

Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

Core Plus

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-term securities:
Corporate bonds and notes	-	$2,029,953,598	-	$2,029,953,598
Asset-backed securities	-	279,389,928	-	279,389,928
Mortgage-backed securities	-	1,041,480,841	$656,632	1,042,137,473
Loan participations and assignments	-	49,797,012	-	49,797,012
U.S. government and agency obligations	-	797,120,419	-	797,120,419
U.S. government agency mortgage-backed securities	-	2,594,748,900	-	2,594,748,900
Yankee bonds	-	517,788,619	-	517,788,619
Foreign government obligations	-	81,779,194	-	81,779,194
Preferred stocks	$58,513,371	10,255,291	268,860	69,037,522
Warrants	-	197,210	-	197,210

Total long-term investments	58,513,371	7,402,511,012	925,492	7,461,949,875

Short-term securities:
U.S. government and agency obligations	-	579,222,049	-	579,222,049
Options purchased	2,127,503	6,083,725	-	8,211,228
Repurchase agreements	-	412,027,000	-	412,027,000

Total short-term securities	2,127,503	997,332,774	-	999,460,277

Total investments	60,640,874	8,399,843,786	925,492	8,461,410,152

Other financial instruments:
Futures contracts	27,030,553	-	-	27,030,553
Written options	(3,909,772)	(48,148,841)		(52,058,613)
Forward currency contracts	-	(4,375,879)	-	(4,375,879)
Interest rate swaps†	-	(33,352,145)	-	(33,352,145)
Credit default swaps on corporate issues - sell protection†	-	(25,837,976)	-	(25,837,976)
Credit default swaps on corporate issues - buy protection†	-	29,935,589	-	29,935,589
Credit default swaps on credit indices - sell protection†	-	(176,219,858)	-	(176,219,858)
Credit default swaps on credit indices - buy protection†	-	16,761,335	-	16,761,335

Total other financial instruments	23,120,781	(241,237,775)	-	(218,116,994)

Total	$83,761,655	$8,158,606,011	$925,492	$8,243,293,158

†	Values include any premiums paid or received with respect to swap contracts.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities	Corporate Bonds & Notes	Asset- Backed Securities	Mortgage- Backed Securities	Yankee Bonds	Preferred Stocks	TOTAL
Balance as of December 31, 2008	$8,401,752	$12,803,818	$8,295,524	$4,820,400	$275,940	$34,597,434
Accrued premiums/discounts	16,459	17	(6,412)	1,062,752	-	1,072,816
Realized gain/(loss)[1]	25,063	101	(16,889)	-	-	8,275
Change in unrealized appreciation (depreciation)[2]	5,234,779	1,974,174	3,322,935	11,189,098	(7,080)	21,713,906
Net purchases (sales)	780,770	(4,094,944)	(1,564,365)	-	-	(4,878,539)
Net transfers in and/or out of Level 3	(14,458,823)	(10,683,166)	(9,374,161)	(17,072,250)	-	(51,588,400)

Balance as of September 30, 2009	$0	$0	$656,632	$0	$268,860	$925,492

Net unrealized appreciation (depreciation) for investments in securities still held at September 30, 2009	-	-	$8,981	-	$(1,525,236)	$(1,516,255)

[1]	This amount is included in net realized gain (loss) from investment.
[2]

Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

With respect to Core Plus, where a security is traded on more than one market, which may include foreign markets, the securities are generally valued on the market considered by the Fund’s adviser to be the primary market. The Fund will value its foreign securities in U.S. dollars on the basis of the then-prevailing exchange rates.

Foreign Currency Translation

Assets and liabilities initially expressed in non-U.S. currencies are translated into U.S. dollars using currency exchange rates determined prior to the close of trading on the New York Stock Exchange, usually at 2:00 p.m. Eastern time. Purchases and sales of securities and income and expenses are translated into U.S. dollars at the prevailing market rates on the dates of such transactions. The effects of changes in non-U.S. currency exchange rates on investment securities and other assets and liabilities are included with the net realized and unrealized gain or loss on investment securities.

Futures Contracts

The Funds may use futures contracts to gain exposure to, or hedge against, changes in the value of interest rates or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Funds are required to deposit with a broker cash or cash equivalents in an amount equal to a certain percentage of the contract amount. This is known as the “initial margin.” Subsequent payments (“variation margin”) are made or received by the Funds each day, depending on the daily fluctuation in the value of the contract. For certain futures including foreign denominated futures held in Core Plus, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. The daily changes in contract value are recorded as unrealized gains or losses and the Funds recognize a realized gain or loss when the contract is closed.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Funds may not be able to enter into a closing transaction because of an illiquid secondary market.

Loan Participations

The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of set-off against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

Written Options

When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the Fund realizes a gain from investments equal to the amount of the premium received. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Fund’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is treated as a realized gain or loss. When a written put option is exercised, the amount of the premium received is subtracted from the cost of the security purchased by the Fund from the exercise of the written put option to form the Fund’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Fund.

The risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing a call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

Forward Currency Exchange Contracts

As part of their investment program, the Funds may utilize forward currency exchange contracts. The nature and risks of these financial instruments and the reasons for using them are set forth more fully in the Corporation’s prospectus and statement of additional information.

Forward foreign currency contracts are marked-to-market daily using forward foreign currency exchange rates supplied by an independent pricing service. The change in a contract’s market value is recorded by a Fund as an unrealized gain or loss. When the contract is closed or delivery is taken, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of the Funds’ securities, but it does establish a rate of exchange that can be achieved in the future. These forward foreign currency contracts involve market risk in excess of amounts reflected in the financial statements. Although forward foreign currency contracts used for hedging purposes limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

Swap Agreements

The Funds may invest in swaps for the purpose of managing their exposure to interest rate, credit or market risk, or for other purposes. The use of swaps involves risks that are different from those associated with ordinary portfolio transactions.

Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation/(depreciation). Gains or losses are realized upon termination of the swap agreement. Periodic payments and premiums received or made by a Fund are recorded as realized gains or losses, respectively. Collateral, in the form of restricted cash or securities, may be required to be held in segregated accounts with the Fund’s custodian in compliance with the terms of the swap contracts. Securities held as collateral for swap contracts are identified in the Schedule of Investments. The risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms, and the possible lack of liquidity with respect to the swap agreements.

As disclosed in the Fair Values of Derivatives – Balance Sheet table that follows each Fund’s summary of open swap contracts, the aggregate fair value of credit default swaps in a net liability position as of September 30, 2009 was $110,040,732 and $170,643,085 for Core and Core Plus, respectively. The aggregate fair value of assets posted as collateral, for all swaps was $91,320,081 and $215,840,000 for Core and Core Plus, respectively. If a defined credit event had occurred as of September 30, 2009, the swaps’ credit-risk-related contingent features would have been triggered and the Fund would have been required to pay up to $1,233,795,673 and $2,891,813,251 for Core and Core Plus, respectively, less the value of the contracts’ related reference obligations.

Credit default swaps

The Fund may enter into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage. CDS agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate or sovereign issuers, on a specified obligation, or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index. The Fund may use a CDS to provide protection against defaults of the issuers (i.e., to reduce risk where a Fund has exposure to a sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Fund generally receives an upfront payment or a stream of payments throughout the term of the swap provided that there is no credit event. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the maximum potential amount of future payments (undiscounted) that the Fund could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These amounts of potential payments will be partially offset by any recovery of values from the respective referenced obligations. As a seller of protection, the Fund effectively adds leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied spreads are the theoretical prices a lender receives for credit default protection. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Credit spreads utilized in determining the period end market value of credit default swap agreements on corporate or sovereign issues are disclosed in the Notes to Schedule of Investments and serve as an indicator of the current status of the payment/ performance risk and represent the likelihood or risk of default for credit derivatives. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values, particularly in relation to the notional amount of the contract as well as the annual payment rate, serve as an indication of the current status of the payment/ performance risk.

Entering into a CDS agreement involves, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates.

Interest Rate Swaps

The Fund may enter into interest rate swap contracts. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional principal amount. The Fund may elect to pay a fixed rate and receive a floating rate, or, receive a fixed rate and pay a floating rate on a notional principal amount. The net periodic payments received or paid on interest rate swap agreements are recognized as realized gains or losses. Interest rate swaps are marked to market daily based upon quotations from the market makers and the change, if any, is recorded as an unrealized gain or loss. A liquidation payment received or made at the termination of the swap is recognized as a realized gain or loss. The risks of interest rate swaps include changes in market conditions that will affect the value of the contract or changes in the present value of the future cash flow streams and the possible inability of the counterparty to fulfill its obligations under the agreement. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

As of September 30, 2009, the one-month and three-month London Interbank Offered Rates (“LIBOR”) were 0.24563% and 0.28688%, respectively.

Core

Swap Counterparty (Reference Entity)	Termination Date	Periodic Payments Made by the Fund ‡	Periodic Payments Received by the Fund ‡	Contract Notional Amount	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Interest Rate Swaps:
Banc of America Securities LLC	March 1, 2013	5.104% Semi-Annually	3-month LIBOR	$4,700,000	$-	$(470,493)

Banc of America Securities LLC	December 16, 2013	5.381% Semi-Annually	3-month LIBOR	2,740,000	-	(329,264)

Banc of America Securities LLC	November 10, 2015	4.864% Semi-Annually	3-month LIBOR	4,400,000	-	(482,364)

Banc of America Securities LLC	January 15, 2016	5.45084% Semi-Annually	3-month LIBOR	2,750,000	-	(397,555)

Banc of America Securities LLC	October 3, 2016	5.425% Semi-Annually	3-month LIBOR	4,120,000	-	(613,327)

Banc of America Securities LLC	February 15, 2025	4.29456% Semi-Annually	3-month LIBOR	91,600,000	-	(5,639,903)

Barclays Capital Inc.	November 1, 2011	5.439% Semi-Annually	3-month LIBOR	5,600,000	-	(470,623)

Barclays Capital Inc.	June 25, 2012	5.06% Semi-Annually	3-month LIBOR	3,550,000	-	(316,057)

Barclays Capital Inc.	September 15, 2012	5.189% Semi-Annually	3-month LIBOR	3,520,000	-	(338,641)

Bear Stearns, Inc.	September 15, 2014	5% Semi- Annually	3-month LIBOR	4,270,000	-	(474,327)

Citigroup Global Markets	September 15, 2011	3.34% Semi-Annually	3-month LIBOR	5,500,000	-	(220,559)

Credit Suisse First Boston USA	August 15, 2010	5.446% Semi-Annually	3-month LIBOR	1,380,000	-	(58,957)

Credit Suisse First Boston USA	September 15, 2010	5.0025% Semi-Annually	3-month LIBOR	3,070,000	-	(129,314)

Credit Suisse First Boston USA	May 1, 2012	5.085% Semi-Annually	3-month LIBOR	2,750,000	-	(239,140)

Credit Suisse First Boston USA	August 15, 2013	5.023% Semi- Annually	3-month LIBOR	3,020,000	-	(309,006)

Credit Suisse First Boston USA	February 28, 2014	2.75013% Semi-Annually	3-month LIBOR	203,340,000	-	(1,052,996)

Credit Suisse First Boston USA	March 15, 2014	5.131% Semi- Annually	3-month LIBOR	3,290,000	-	(370,841)

Credit Suisse First Boston USA	September 15, 2015	5.16% Semi- Annually	3-month LIBOR	3,050,000	-	(383,339)

Credit Suisse First Boston USA	March 1, 2017	5.335% Semi- Annually	3-month LIBOR	2,420,000	-	(353,122)

Deutsche Bank AG	June 15, 2016	5.1825% Semi- Annually	3-month LIBOR	5,620,000	-	(739,573)

Deutsche Bank AG	April 1, 2017	5.435% Semi- Annually	3-month LIBOR	4,120,000	-	(631,920)

Morgan Stanley & Co., Inc.	March 15, 2012	4.7625% Semi- Annually	3-month LIBOR	2,750,000	-	(211,612)

Morgan Stanley & Co., Inc.	April 30, 2016	5.189% Semi- Annually	3-month LIBOR	3,400,000	-	(446,288)

Morgan Stanley & Co., Inc.	September 16, 2019	3.25% Semi- Annually	3-month LIBOR	28,710,000	(387,202)	887,451

RBS Greenwich	March 1, 2016	5.12% Semi- Annually	3-month LIBOR	4,250,000	-	(535,786)

RBS Greenwich	February 15, 2017	5.115% Semi- Annually	3-month LIBOR	3,580,000	-	(467,587)

RBS Greenwich	July 16, 2019	3.64% Semi- Annually	3-month LIBOR	50,600,000	-	(867,511)

RBS Greenwich	July 16, 2039	3-month LIBOR	4.095% Semi- Annually	25,300,000	-	756,670

Net unrealized depreciation on interest rate swaps						$(14,905,984)

CREDIT DEFAULT SWAP ON CORPORATE ISSUES—SELL PROTECTION(1)

Swap Counterparty (Reference Entity)	Termination Date	Implied Credit Spread At September 30, 2009 (2)	Periodic Payments Received by the Fund ‡	Contract Notional Amount (3)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Bear Stearns, Inc. (Ford Motor Credit Company, 7%, due 10/1/13 )	June 20, 2010	4.74%	4.83% Quarterly	$12,500,000	$7,854	$-	$7,854

Credit Suisse First Boston USA (Eastman Kodak Company, 7.25%, due 11/15/13)	March 20, 2010	5.51%	1.4% Quarterly	6,500,000	(125,847)	-	(125,847)

Deutsche Bank AG (Eastman Kodak Company, 7.25%, due 11/15/13)	March 20, 2010	5.51%	1.25% Quarterly	1,100,000	(22,073)	-	(22,073)

Deutsche Bank AG (Eastman Kodak Company, 7.25%, due 11/15/13)	March 20, 2015	8.76%	1.67% Quarterly	1,300,000	(340,905)	-	(340,905)

Deutsche Bank AG (Ford Motor Credit Company, 7.45%, due 7/16/31)	March 20, 2015	8.89%	2.93% Quarterly	1,700,000	(420,976)	-	(420,976)

RBS Greenwich (Countrywide Home Loans, Inc., 4%, due 3/22/11)	June 20, 2012	1.12%	0.72% Quarterly	25,000,000	(262,968)	-	(262,968)

RBS Greenwich (Countrywide Home Loans, Inc., 4%, due 3/22/11)	September 20, 2012	1.13%	6% Quarterly	9,100,000	1,274,750	-	1,274,750

RBS Greenwich (Countrywide Home Loans, Inc., 4%, due 3/22/11)	September 20, 2012	1.13%	6.1% Quarterly	9,100,000	1,300,919	-	1,300,919

RBS Greenwich (Countrywide Home Loans, Inc., 4%, due 3/22/11)	September 20, 2012	1.13%	2.75% Quarterly	10,000,000	466,226	-	466,226

RBS Greenwich (Countrywide Home Loans, Inc., 4%, due 3/22/11)	December 20, 2012	1.15%	5% Quarterly	10,000,000	1,194,280	(799,158)	1,993,438

RBS Greenwich (Ford Motor Credit Company, 7%, due 10/1/13)	December 20, 2010	5.02%	4.26% Quarterly	25,000,000	(225,053)	-	(225,053)

RBS Greenwich (General Motors Acceptance Corporation, 6.875%, due 8/12/12)	June 20, 2010	6.29%	4.53% Quarterly	15,000,000	(186,909)	-	(186,909)

RBS Greenwich (General Motors Acceptance Corporation, 6.875%, due 8/28/12)	June 20, 2010	6.29%	4.68% Quarterly	25,000,000	(284,943)	-	(284,943)

RBS Greenwich (General Motors Acceptance Corporation, 6.875%, due 8/28/12)	September 20, 2010	6.29%	5.75% Quarterly	7,500,000	(38,097)	-	(38,097)

RBS Greenwich (Residential Capital Corp., 6.5%, due 4/17/13)	September 20, 2012	15.63%	2.32% Quarterly	25,000,000	(7,453,933)	-	(7,453,933)

RBS Greenwich (Residential Capital, LLC, 7.5%, due 4/17/13)	September 20, 2012	15.63%	4.9% Quarterly	9,100,000	(2,187,469)	-	(2,187,469)

RBS Greenwich (Ryland Group Inc., 5.375%, due 1/15/15)	December 20, 2012	1.56%	2.4% Quarterly	9,800,000	251,172	-	251,172

RBS Greenwich (SLM Corp., 5.125%, due 8/27/12)	June 20, 2012	9.52%	1.78% Quarterly	25,000,000	(4,267,380)	-	(4,267,380)

RBS Greenwich (SLM Corp., 5.125%, due 8/27/12)	September 20, 2012	9.41%	2.67% Quarterly	10,000,000	(1,595,623)	-	(1,595,623)

RBS Greenwich (Time Warner Inc. 6.875%, due 5/1/12)	September 20, 2010	0.26%	0.47% Quarterly	5,000,000	10,284	-	10,284

RBS Greenwich (Time Warner Inc., 6.875%, due 5/1/12)	December 20, 2010	0.28%	0.5% Quarterly	12,500,000	33,375	-	33,375

The Goldman Sachs Group, Inc. (Countrywide Financial, 0.0%, due 2/8/31)	September 20, 2012	1.13%	6% Quarterly	4,700,000	658,387	-	658,387

The Goldman Sachs Group, Inc. (Eastman Kodak Company, 7.25%, due 11/15/13)	March 20, 2015	8.76%	1.67% Quarterly	1,400,000	(367,129)	-	(367,129)

The Goldman Sachs Group, Inc. (Ford Motor Credit Company, 7%, due 10/1/13)	June 20, 2010	4.74%	4.75% Quarterly	1,900,000	106	-	106

The Goldman Sachs Group, Inc. (General Motors Acceptance Corporation, 6.875%, due 8/28/12)	June 20, 2010	6.29%	6% Quarterly	5,000,000	(10,223)	-	(10,223)

Net unrealized depreciation on sales of credit default swaps on corporate issues							$(11,793,017)

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES—BUY PROTECTION(4)

Swap Counterparty (Reference Entity)	Termination Date	Periodic Payments Made by the Fund ‡	Contract Notional Amount (3)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ Depreciation
Banc of America Securities LLC (Home Depot Inc., 3.75%, due 9/15/09)	December 20, 2013	0.635% Quarterly	$2,740,000	$(2,677)	$-	$(2,677)

Banc of America Securities LLC (Marriot International Inc., 4.625%, due 6/15/12 )	December 20, 2015	0.73% Monthly	4,400,000	114,496	-	114,496

Banc of America Securities LLC (Masco Corp., 5.875%, due 7/15/12)	December 20, 2016	1.04% Quarterly	4,120,000	212,905	-	212,905

Banc of America Securities LLC (PHH Corporate Note, 7.125%, due 3/1/13 )	March 20, 2013	1.05% Monthly	3,410,000	411,988	-	411,988

Banc of America Securities LLC (Viacom Inc., 4.625%, due 5/15/18)	December 20, 2015	1.13% Quarterly	2,750,000	71,231	-	71,231

Barclays Capital Inc. (Amerisourcebergen Corp., 5.625%, due 9/15/12)	September 20, 2012	0.5% Quarterly	3,520,000	(22,146)	-	(22,146)

Barclays Capital Inc. (Health Care Property Investments Inc., 6.45%, due 6/25/12)	June 20, 2012	0.63% Quarterly	3,550,000	121,846	-	121,846

Barclays Capital Inc. (Motorola Inc., 6.5%, due 9/1/25)	December 20, 2011	0.32 % Quarterly	5,600,000	90,506	-	90,506

Bear Stearns, Inc. (Bell South Corp., 6%, due 10/15/11)	September 20, 2014	0.28% Quarterly	4,270,000	(8,905)	-	(8,905)

Credit Suisse First Boston USA (AAMES Mortgage Investment Trust 2005-1 M8, 1-Month LIBOR + 160 bp, due 6/25/35)	June 25, 2035	1.28% Monthly	784,000	749,769	-	749,769

Credit Suisse First Boston USA (AAMES Mortgage Investment Trust 2005-1 M9, 1-Month LIBOR + 250 bp, due 6/25/35)	June 25, 2035	2.05% Monthly	784,000	764,584	-	764,584

Credit Suisse First Boston USA (ACE Securities Corp. 2005-HE1 M8, 1-Month LIBOR + 138 bp, due 2/25/35)	February 25, 2035	1.31% Monthly	432,260	429,299	-	429,299

Credit Suisse First Boston USA (Aegis Asset Backed Securities Trust 2004-4 B2, 1-Month LIBOR + 190bp, due 10/25/34)	October 25, 2034	1.37% Monthly	550,283	483,112	-	483,112

Credit Suisse First Boston USA (Aegis Asset Backed Securities Trust 2005 B2, 1-Month LIBOR + 130 bp, due 3/25/35)	March 25, 2035	1.31% Monthly	784,000	783,275	-	783,275

Credit Suisse First Boston USA (Aegis Asset Backed Securities Trust 2005 B3, 1-Month LIBOR + 200 bp, due 3/25/35)	March 25, 2035	2.18% Monthly	784,000	783,390	-	783,390

Credit Suisse First Boston USA (Amerisource Bergen Corp., 8.125%, due 9/1/08)	September 20, 2015	0.9% Quarterly	3,050,000	(92,825)	-	(92,825)

Credit Suisse First Boston USA (Argent Securities Inc. 2004-W11 M10, 1-Month LIBOR + 350bp, due 11/25/34)	November 25, 2034	2.15% Monthly	298,717	293,383	-	293,383

Credit Suisse First Boston USA (Argent Securities Inc. 2004-W11 M9, 1-Month LIBOR + 225bp, due 11/25/34)	November 25, 2034	1.33% Monthly	298,717	291,227	-	291,227

Credit Suisse First Boston USA (Argent Securities Inc. 2004-W4 M3, 1-Month LIBOR + 300 bp, due 3/25/34)	March 25, 2034	2.2% Monthly	371,871	288,813	-	288,813

Credit Suisse First Boston USA (Finance America Mortgage Loan Trust 2004-3 M8, 1-Month LIBOR + 180bp, due 11/25/34)	November 25, 2034	1.31% Monthly	285,027	283,405	-	283,405

Credit Suisse First Boston USA (Finance America Mortgage Loan Trust 2004-3 M9, 1-Month LIBOR + 315bp, due 11/25/34)	November 25, 2034	2.18% Monthly	47,473	47,473	-	47,473

Credit Suisse First Boston USA (Fremont Home Loan Trust 2005-A M8, 1-Month LIBOR + 135 bp, due 1/25/35)	January 25, 2035	1.31% Monthly	310,788	303,203	-	303,203

Credit Suisse First Boston USA (Fremont Home Loan Trust 2005-A, 1-Month LIBOR + 100bp, due 1/25/35)	January 25, 2035	2.08% Monthly	49,637	49,486	-	49,486

Credit Suisse First Boston USA (Home Depot Inc., 3.75%, due 9/15/09)	September 20, 2010	0.17% Quarterly	1,380,000	3,924	-	3,924

Credit Suisse First Boston USA (IndyMac Home Equity Loan Asset-Backed, Trust 2004-C M8, 1-Month LIBOR + 190bp, due 3/25/35)	March 25, 2035	1.28% Monthly	409,241	380,079	-	380,079

Credit Suisse First Boston USA (IndyMac Home Equity Loan Asset-Backed, Trust 2004-C M9, 1-Month LIBOR + 325bp, due 3/25/35)	March 25, 2035	2.05% Monthly	326,584	305,584	-	305,584

Credit Suisse First Boston USA (Long Beach Mortgage Loan Trust 2004-1 M9, 1-Month LIBOR + 350bp, due 2/25/34)	February 25, 2034	2.15% Monthly	184,545	144,590	-	144,590

Credit Suisse First Boston USA (Long Beach Mortgage Loan Trust 2005-1 M8, 1-Month LIBOR + 170 bp, due 2/25/35)	February 25, 2035	1.31% Monthly	380,679	379,090	-	379,090

Credit Suisse First Boston USA (Long Beach Mortgage Loan Trust 2005-1 M9, 1-Month LIBOR + 275bp, due 2/25/35)	February 25, 2035	2.08% Monthly	119,435	119,276	-	119,276

Credit Suisse First Boston USA (Marsh & Mclennan Company, Inc., 5.375%, due 7/15/14)	September 20, 2010	0.46% Quarterly	3,070,000	(7,383)	-	(7,383)

Credit Suisse First Boston USA (Masco Corp., 5.875%, due 7/15/12)	September 20, 2013	0.75% Quarterly	3,320,000	133,896	-	133,896

Credit Suisse First Boston USA (MASTR Asset Backed Securities Trust 2005-NC1 M8, 1-Month LIBOR + 153bp, due 12/25/34)	December 25, 2034	1.31% Monthly	461,351	430,733	-	430,733

Credit Suisse First Boston USA (MASTR Asset Backed Securities Trust 2005-NC1 M9, 1-Month LIBOR + 240bp, due 12/25/34)	December 25, 2034	2.08% Monthly	414,556	399,215	-	399,215

Credit Suisse First Boston USA (Merrill Lynch Mortgage Investors, Inc. 2004-WMC1 B3, 1-Month LIBOR + 225bp, due 9/25/35)	September 25, 2035	2.05% Monthly	206,563	195,703	-	195,703

Credit Suisse First Boston USA (Merrill Lynch Mortgage Investors, Inc. 2004-WMC4 B3, 1-Month LIBOR + 375bp, due 4/25/35)	April 25, 2035	2.15% Monthly	210,762	206,268	-	206,268

Credit Suisse First Boston USA (Merrill Lynch Mortgage Investors, Inc. 2005-NC1 B2, 1-Month LIBOR + 130bp, due 10/25/35)	October 25, 2035	1.28% Monthly	280,552	265,509	-	265,509

Credit Suisse First Boston USA (Merrill Lynch Mortgage Investors, Inc. 2005-NC1 B3, 1-Month LIBOR + 205bp, due 10/25/35)	October 25, 2035	2.05% Monthly	281,898	268,063	-	268,063

Credit Suisse First Boston USA (Merrill Lynch Mortgage Investors, Inc. 2005-WMC1 B2, 1-Month LIBOR + 135bp, due 9/25/35)	September 25, 2035	1.28% Monthly	266,082	251,561	-	251,561

Credit Suisse First Boston USA (Morgan Stanley ABS Capital I 2005-WMC1 B2, 1-Month LIBOR + 130 bp, due 1/25/35)	January 25, 2035	1.31% Monthly	248,671	243,253	-	243,253

Credit Suisse First Boston USA (Morgan Stanley ABS Capital I 2005-WMC1 B3, 1-Month LIBOR + 215bp, due 1/25/35)	January 25, 2035	2.18% Monthly	53,557	53,425	-	53,425

Credit Suisse First Boston USA (New Century Home Equity Loan Trust 2004-2 M9, 1-Month LIBOR + 325bp, due 8/25/34)	August 25, 2034	2.15% Monthly	299,985	175,531	-	175,531

Credit Suisse First Boston USA (New Century Home Equity Loan Trust 2005-1 M8, 1-Month LIBOR + 140 bp, due 3/25/35)	March 25, 2035	1.31% Monthly	384,430	366,742	-	366,742

Credit Suisse First Boston USA (New Century Home Equity Loan Trust 2005-1 M9, 1-Month LIBOR + 205 bp, due 3/25/35)	March 25, 2035	2.18% Monthly	335,297	322,115	-	322,115

Credit Suisse First Boston USA (Novastar Home Equity Loan 2005-1 B2, 1-Month LIBOR + 135 bp, due 6/25/35)	June 25, 2035	1.28% Monthly	784,000	748,819	-	748,819

Credit Suisse First Boston USA (Novastar Home Equity Loan 2005-4 B3, 1-Month LIBOR + 195 bp, due 6/25/35)	June 25, 2035	2.05% Monthly	784,000	760,334	-	760,334

Credit Suisse First Boston USA (Park Place Securities, Inc. 2005-WCH1 M8, 1-Month LIBOR + 155bp, due 1/25/36)	January 25, 2036	1.36% Monthly	784,000	766,946	-	766,946

Credit Suisse First Boston USA (Park Place Securities, Inc. 2005-WCH1 M9, 1-Month LIBOR + 250 bp, due 1/25/36)	January 25, 2036	2.18% Monthly	572,859	569,974	-	569,974

Credit Suisse First Boston USA (People’s Choice Home Loan Securities Trust 2004-1 M6, 1-Month LIBOR + 230bp, due 6/25/34)	June 25, 2034	1.37% Quarterly	302,547	300,901	-	300,901

Credit Suisse First Boston USA (People’s Choice Home Loan Securities Trust 2005-1 B3, 1-Month LIBOR + 260bp, due 1/25/35)	January 25, 2035	2.05% Monthly	614,700	614,191	-	614,191

Credit Suisse First Boston USA (People’s Choice Home Loan Securities Trust 2005-1, 1-Month LIBOR + 165bp, due 1/25/35)	January 25, 2035	1.28% Monthly	784,000	783,254	-	783,254

Credit Suisse First Boston USA (Southwest Airlines Co., 5.25%, due 10/1/14)	March 20, 2017	0.69% Quarterly	2,420,000	164,244	-	164,244

Credit Suisse First Boston USA (Starwood Hotels Resorts, 7.875%, due 8/25/34)	December 20, 2011	1.37% Quarterly	3,050,000	84,988	-	84,988

Credit Suisse First Boston USA (Waste Management Inc., 7.375%, due 8/1/10)	March 20, 2014	0.49% Quarterly	3,290,000	27,568	-	27,568

Deutsche Bank AG (Autozone Inc., 6.95%, due 6/15/16)	June 20, 2016	0.58% Quarterly	5,620,000	32,328	-	32,328

Deutsche Bank AG (Centurytel Inc., 7.875%, due 8/15/12)	March 20, 2017	0.89% Quarterly	4,120,000	(13,480)	-	(13,480)

Morgan Stanley & Co., Inc. (Sara Lee Corp. 6.125% due 11/01/32)	September 20, 2011	0.62% Quarterly	5,500,000	(35,077)	-	(35,077)

Morgan Stanley & Co., Inc. (Viacom Inc., 6.25%, due 4/30/16)	March 20, 2012	0.36% Quarterly	5,460,000	45,345	-	45,345

Morgan Stanley & Co., Inc. (Weyerhaeuser Co. Note, 7.125%, due 7/15/23)	March 20, 2012	0.74% Quarterly	2,750,000	56,934	-	56,934

RBS Greenwich (General Mills Inc., 5.7%, due 2/15/17)	March 20, 2017	0.33% Quarterly	3,580,000	4,804	-	4,804

RBS Greenwich (Harborview Mortgage Loan Trust 2005-12, 1-Month LIBOR + 175 bp, due 10/19/35)	October 19, 2035	2.5% Monthly	774,529	770,011	-	770,011	*

RBS Greenwich (Home Depot Inc., 5.4%, due 3/1/16)	March 20, 2016	0.48% Monthly	4,250,000	41,272	-	41,272

RBS Greenwich (Washington Mutual 2005-AR11, 1-Month LIBOR + 120 bp, due 8/25/45)	August 25, 2045	2.55% Monthly	464,489	459,647	-	459,647	*

Net unrealized appreciation on buys of credit default swaps on corporate issues						$17,267,015

CREDIT DEFAULT SWAP ON CREDIT INDICES—SELL PROTECTION(1)

Swap Counterparty (Reference Entity)	Termination Date	Periodic Payments Received by the Fund ‡	Contract Notional Amount (3)	Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Banc of America Securities LLC (CDX IG HVOL 9)	December 20, 2012	1.4% Quarterly	$20,106,736	$(1,422,457)	$(473,212)	$(949,245)

Barclays Capital Inc. (CDX IG 10)	June 20, 2013	1.55% Quarterly	20,984,000	102,183	(50,033)	152,216

Barclays Capital Inc. (CDX IG 10)	June 20, 2013	1.55% Quarterly	70,760,000	344,573	(51,559)	396,132

Barclays Capital Inc. (CDX IG 10)	June 20, 2013	1.55% Quarterly	21,667,200	105,511	(48,011)	153,522

Barclays Capital Inc. (CDX IG 10)	June 20, 2013	1.55% Quarterly	18,592,800	90,539	(53,821)	144,360

Barclays Capital Inc. (CDX IG 9)	December 20, 2017	0.8% Quarterly	47,892,320	(1,736,963)	(1,672,714)	(64,249)

Barclays Capital Inc. (CDX IG 9)	December 20, 2017	0.8% Quarterly	42,621,920	(1,545,816)	(1,698,349)	152,533

Barclays Capital Inc. (CDX IG HVOL 9)	December 20, 2012	1.4% Quarterly	9,473,366	(670,196)	(185,805)	(484,391)

Bear Stearns, Inc. (ABX-HE-A 06-2)	May 25, 2046	0.44% Quarterly	17,445,015	(16,834,439)	(93,502)	(16,740,937)

Credit Suisse First Boston USA (ABX.HE-AAA 06-1)	July 25, 2045	0.18% Monthly	95,321,005	(20,494,016)	(7,992,945)	(12,501,071)

Credit Suisse First Boston USA (ABX.HE-AAA 06-1)	July 25, 2045	0.18% Monthly	14,448,084	(3,106,338)	(1,280,556)	(1,825,782)

Credit Suisse First Boston USA (ABX.HE-AAA 06-1)	July 25, 2045	0.18% Monthly	113,585,564	(24,420,897)	(11,219,132)	(13,201,765)

Credit Suisse First Boston USA (CDX IG HVOL 10)	June 20, 2013	3.5% Quarterly	18,850,065	(111,270)	202,045	(313,315)

Credit Suisse First Boston USA (CDX IG HVOL 10)	June 20, 2013	3.5% Quarterly	18,753,398	(110,699)	(293,608)	182,909

Deutsche Bank AG (ABX.HE-AAA 06-1)	July 25, 2045	0.18% Monthly	19,627,585	(4,219,930)	(1,657,585)	(2,562,345)

Deutsche Bank AG (ABX.HE-AAA 06-1)	July 25, 2045	0.18% Monthly	9,995,530	(2,149,039)	(885,919)	(1,263,120)

Deutsche Bank AG (ABX.HE-AAA 06-1)	July 25, 2045	0.18% Monthly	4,725,159	(1,015,909)	(516,958)	(498,951)

Deutsche Bank AG (iBoxx IG Hi-Vol2)	September 20, 2014	1.3% Quarterly	8,042,667	(249,096)	22,614	(271,710)

JP Morgan Chase & Co. (CDX HY 9)	December 20, 2012	5.44% Quarterly	15,000,000	(1,887,851)	-	(1,887,851)

JP Morgan Chase & Co. (CDX IG 8)	June 20, 2012	0.35% Quarterly	35,545,920	(881,908)	(174,918)	(706,990)

JP Morgan Chase & Co. (CMBX 3 2007-1 AAA)	August 17, 2050	0.08% Quarterly	38,430,000	(7,205,625)	(12,576,382)	5,370,757 *

Merrill Lynch & Co., Inc. (CDX HY 9)	December 20, 2012	2% Quarterly	4,650,000	(1,049,548)	-	(1,049,548)

Merrill Lynch & Co., Inc. (CDX HY 9)	December 20, 2012	2.3% Quarterly	4,580,000	(993,866)	-	(993,866)

Merrill Lynch & Co., Inc. (CDX HY 9)	December 20, 2012	5.4% Quarterly	25,000,000	(3,175,445)	-	(3,175,445)

Morgan Stanley & Co., Inc. (CDX IG HVOL 10)	June 20, 2013	3.5% Quarterly	9,666,700	(57,062)	43,590	(100,652)

Morgan Stanley & Co., Inc. (Dow Jones CDX IG HVOL 12)	June 20, 2014	5% Quarterly	11,200,000	1,306,826	333,865	972,961

RBS Greenwich (CDX IG 8)	June 20, 2012	0.35% Quarterly	44,798,400	(1,111,466)	(167,318)	(944,148)

RBS Greenwich (CDX IG 8)	June 20, 2012	0.35% Quarterly	7,222,400	(179,191)	(86,546)	(92,645)

RBS Greenwich (CDX IG 8)	June 20, 2012	0.35% Quarterly	7,027,200	(174,348)	(78,163)	(96,185)

RBS Greenwich (CDX IG HVOL 10)	June 20, 2013	3.5% Quarterly	30,643,439	(180,885)	604,562	(785,447)

The Goldman Sachs Group, Inc. (CDX HY 9)	October 12, 2012	1.8% Quarterly	17,580,000	(4,070,028)	-	(4,070,028)

The Goldman Sachs Group, Inc. (CDX HY 9)	December 20, 2012	2% Quarterly	4,360,000	(984,093)	-	(984,093)

The Goldman Sachs Group, Inc. (CDX IG 8)	June 20, 2012	0.35% Quarterly	8,813,280	(218,661)	(50,448)	(168,213)

The Goldman Sachs Group, Inc. (CDX IG 9)	December 20, 2017	0.8% Quarterly	31,329,600	(1,136,265)	(990,521)	(145,744)

The Goldman Sachs Group, Inc. (CDX IG HVOL 3)	March 20, 2010	1.05% Quarterly	48,333,000	(20,546)	1,041	(21,587)

The Goldman Sachs Group, Inc. (CDX IG HVOL 3)	March 20, 2010	1.05% Quarterly	16,432,200	(6,985)	(14,458)	7,473

The Goldman Sachs Group, Inc. (CDX IG HVOL 3)	March 20, 2010	1.05% Quarterly	32,091,120	(13,642)	(114,618)	100,976

Net unrealized depreciation on sales of credit default swaps on credit indices						$(58,265,484)

CREDIT DEFAULT SWAP ON CREDIT INDICES—BUY PROTECTION(4)

Swap Counterparty (Reference Entity)	Termination Date	Periodic Payments Made by the Fund ‡	Contract Notional Amount (3)	Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Barclays Capital Inc. (CDX IG 10 6/13)	June 20, 2013	1.55% Quarterly	$9,272,000	$(45,150)	$141,117	$(186,267)

Barclays Capital Inc. (CDX IG 10)	June 20, 2013	1.55% Quarterly	10,492,000	(51,092)	32,380	(83,472)

Barclays Capital Inc. (CDX IG 10)	June 20, 2013	1.55% Quarterly	37,185,600	(181,079)	201,763	(382,842)

Barclays Capital Inc. (CDX IG 11)	December 20, 2013	1.5% Quarterly	2,860,000	(23,665)	73,577	(97,242)

Barclays Capital Inc. (CDX IG 11)	December 20, 2013	1.5% Quarterly	21,200,000	(175,415)	639,741	(815,156)

Barclays Capital Inc. (CDX IG HVOL 10)	June 20, 2013	3.5% Quarterly	9,666,700	57,062	(313,007)	370,069

Credit Suisse First Boston USA (CDX IG 11)	March 20, 2013	1.5% Quarterly	37,800,000	(312,769)	1,122,137	(1,434,906)

Credit Suisse First Boston USA (CMBX 1 2006-1 AAA)	March 22, 2045	0.1% Monthly	7,300,000	608,820	1,691,267	(1,082,447	) *

Credit Suisse First Boston USA (CMBX 2 2006-2 AAA)	September 22, 2045	0.07% Monthly	4,200,000	522,060	916,191	(394,131	) *

Credit Suisse First Boston USA (CMBX 3 2007-1 AAA)	August 17, 2050	0.08% Monthly	18,625,000	3,492,187	6,127,539	(2,635,352	) *

Credit Suisse First Boston USA (CMBX 4 2007-2 AAA)	August 17, 2050	0.35% Monthly	29,200,000	5,866,280	9,734,438	(3,868,158	) *

Credit Suisse First Boston USA (CMBX 4 2007-2 AJ)	February 17, 2051	0.96% Monthly	9,900,000	4,029,300	2,097,160	1,932,140	*

JP Morgan Chase & Co. (CDX IG 10 6/13)	June 20, 2013	1.55% Quarterly	18,836,800	(91,728)	411,507	(503,235)

JP Morgan Chase & Co. (CDX IG 10 6/13)	June 20, 2013	1.55% Quarterly	4,684,800	(22,813)	53,339	(76,152)

JP Morgan Chase & Co. (CDX IG HVOL 10)	June 20, 2013	3.5% Quarterly	20,783,405	122,682	(708,729)	831,411

JP Morgan Chase & Co. (CDX IG HVOL 10)	June 20, 2013	3.5% Quarterly	21,653,408	127,818	(870,159)	997,977

JP Morgan Chase & Co. (CMBX 3 2007-1 AAA)	August 17, 2050	0.08% Monthly	19,805,000	3,713,437	6,515,754	(2,802,317	) *

JP Morgan Chase & Co. (CMBX 4 2007-2 AAA)	March 22, 2047	0.35% Monthly	38,430,000	7,720,588	12,793,360	(5,072,772	) *

JP Morgan Chase & Co. (CMBX 4 2007-2 AAA)	April 17, 2050	0.35% Quarterly	38,630,000	7,760,767	13,636,197	(5,875,430	) *

Merrill Lynch & Co., Inc. (CMBX 4 2007-2 AJ)	February 17, 2051	0.96% Monthly	9,900,000	4,029,300	2,097,160	1,932,140	*

RBS Greenwich (iBoxx IG Hi-Vol3)	March 20, 2010	1.05% Quarterly	17,303,214	(7,356)	(6,881)	(475)

The Goldman Sachs Group, Inc. (CDX IG 10 6/13)	June 20, 2013	1.55% Quarterly	18,446,400	(89,827)	409,458	(499,285)

The Goldman Sachs Group, Inc. (CDX IG 11)	December 20, 2013	1.5% Quarterly	9,800,000	(81,087)	220,838	(301,925)

The Goldman Sachs Group, Inc. (CDX IG HVOL 10)	June 20, 2013	3.5% Quarterly	18,850,065	111,270	169,094	(57,824)

The Goldman Sachs Group, Inc. (CMBX 4 2007-2 AJ)	February 17, 2051	0.96% Monthly	10,000,000	4,070,000	2,118,343	1,951,657	*

Net unrealized depreciation on buys of credit default swaps on credit indices						$(18,153,994)

Core Plus

Swap Counterparty (Reference Entity)	Termination Date	Periodic Payments Made by the Fund ‡	Periodic Payments Received by the Fund ‡	Contract Notional Amount	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Interest Rate Swaps:
Banc of America Securities LLC	March 1, 2013	5.104% Semi- Annually	3-month LIBOR	$8,100,000	$-	$(810,851)

Banc of America Securities LLC	December 16, 2013	5.381% Semi- Annually	3-month LIBOR	5,510,000	-	(662,133)

Banc of America Securities LLC	November 10, 2015	4.864% Semi- Annually	3-month LIBOR	7,950,000	-	(871,543)

Banc of America Securities LLC	January 15, 2016	5.45084% Semi- Annually	3-month LIBOR	5,500,000	-	(795,111)

Banc of America Securities LLC	October 3, 2016	5.425% Semi- Annually	3-month LIBOR	8,270,000	-	(1,231,118)

Banc of America Securities LLC	February 15, 2025	4.29456% Semi- Annually	3-month LIBOR	212,490,000	471	(13,083,693)

Barclays Capital Inc.	November 1, 2011	5.439% Semi- Annually	3-month LIBOR	10,850,000	-	(911,833)

Barclays Capital Inc.	June 25, 2012	5.06% Semi- Annually	3-month LIBOR	6,240,000	-	(555,547)

Barclays Capital Inc.	September 15, 2012	5.189% Semi- Annually	3-month LIBOR	6,330,000	-	(608,976)

Bear Stearns, Inc.	September 15, 2014	5% Semi- Annually	3-month LIBOR	8,250,000	-	(916,440)

Citigroup Global Markets	September 15, 2011	3.34% Semi- Annually	3-month LIBOR	9,750,000	-	(390,992)

Credit Suisse First Boston USA	August 15, 2010	5.446% Semi- Annually	3-month LIBOR	2,720,000	-	(116,205)

Credit Suisse First Boston USA	September 15, 2010	5.0025% Semi- Annually	3-month LIBOR	5,990,000	-	(252,311)

Credit Suisse First Boston USA	May 1, 2012	5.085% Semi- Annually	3-month LIBOR	4,800,000	-	(417,408)

Credit Suisse First Boston USA	August 15, 2013	5.023% Semi- Annually	3-month LIBOR	5,300,000	-	(542,295)

Credit Suisse First Boston USA	February 28, 2014	2.75013% Semi- Annually	3-month LIBOR	471,380,000	-	(2,441,042)

Credit Suisse First Boston USA	March 15, 2014	5.131% Semi- Annually	3-month LIBOR	6,630,000	-	(747,318)

Credit Suisse First Boston USA	September 15, 2015	5.16% Semi- Annually	3-month LIBOR	5,350,000	-	(672,414)

Credit Suisse First Boston USA	March 1, 2017	5.335% Semi- Annually	3-month LIBOR	4,880,000	-	(712,080)

Deutsche Bank AG	June 15, 2016	5.1825% Semi- Annually	3-month LIBOR	10,890,000	-	(1,433,086)

Deutsche Bank AG	April 1, 2017	5.435% Semi- Annually	3-month LIBOR	8,270,000	-	(1,268,442)

Morgan Stanley & Co., Inc.	March 15, 2012	4.7625% Semi- Annually	3-month LIBOR	5,540,000	-	(426,301)

Morgan Stanley & Co., Inc.	April 30, 2016	5.189% Semi- Annually	3-month LIBOR	6,600,000	-	(866,324)

RBS Greenwich	April 1, 2012	5.011% Semi- Annually	3-month LIBOR	4,560,000	-	(382,088)

RBS Greenwich	March 1, 2016	5.12% Semi- Annually	3-month LIBOR	8,230,000	-	(1,037,534)

RBS Greenwich	February 15, 2017	5.115% Semi- Annually	3-month LIBOR	7,210,000	-	(941,704)

RBS Greenwich	July 16, 2019	3.64% Semi- Annually	3-month LIBOR	117,700,000	-	(2,017,907)

RBS Greenwich	July 16, 2039	3-month LIBOR	4.095% Semi- Annually	58,850,000	-	1,760,080

Net unrealized depreciation on interest rate swaps						$(33,352,616)

CREDIT DEFAULT SWAP ON CORPORATE ISSUES—SELL PROTECTION(1)

Swap Counterparty (Reference Entity)	Termination Date	Implied Credit Spread At September 30, 2009 (2)	Periodic Payments Received by the Fund ‡	Contract Notional Amount (3)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Banc of America Securities LLC (Ford Motor Credit Company, 7.45%, due 7/16/31)	June 20, 2012	8.31%	5.1% Quarterly	$2,500,000	$(195,685)	$-	$(195,685)

Citigroup Global Markets (General Motors Acceptance Corporation, 7.75%, due 1/19/10)	March 20, 2010	6.29%	3.65% Quarterly	4,400,000	(54,538)	(346,723)	292,185

Credit Suisse First Boston USA (Eastman Kodak Company, 7.25%, due 11/15/13)	September 20, 2010	6.80%	2.32% Quarterly	2,400,000	(100,677)	-	(100,677)

Credit Suisse First Boston USA (Eastman Kodak Company, 7.25%, due 11/15/13)	March 20, 2010	5.51%	1.4% Quarterly	9,000,000	(174,249)	-	(174,249)

Deutsche Bank AG (AES Corp., 7.75%, due 3/1/14)	December 20, 2016	4.86%	2.21% Quarterly	1,700,000	(230,392)	-	(230,392)

Deutsche Bank AG (AES Corp., 7.75%, due 3/1/14)	December 20, 2016	4.86%	2.2% Quarterly	2,500,000	(340,092)	-	(340,092)

Deutsche Bank AG (Eastman Kodak Company, 7.25%, due 11/15/13)	March 20, 2010	5.51%	1.25% Quarterly	1,600,000	(32,106)	-	(32,106)

Deutsche Bank AG (Eastman Kodak Company, 7.25%, due 11/15/13)	September 20, 2010	6.80%	2.3% Quarterly	3,020,000	(127,250)	-	(127,250)

Deutsche Bank AG (Eastman Kodak Company, 7.25%, due 11/15/13)	September 20, 2010	6.80%	2.3% Quarterly	5,430,000	(228,797)	-	(228,797)

Deutsche Bank AG (Eastman Kodak Company, 7.25%, due 11/15/13)	September 20, 2010	6.80%	2.32% Quarterly	3,200,000	(134,236)	-	(134,236)

Deutsche Bank AG (Eastman Kodak Company, 7.25%, due 11/15/13)	March 20, 2015	8.76%	1.67% Quarterly	1,900,000	(498,246)	-	(498,246)

Deutsche Bank AG (Ford Motor Credit Co., 7.25%, due 10/25/11)	September 20, 2017	5.80%	3.65% Quarterly	4,450,000	(528,504)	-	(528,504)

Deutsche Bank AG (Ford Motor Credit Co., 7.25%, due 10/25/11)	September 20, 2017	5.80%	3.65% Quarterly	3,500,000	(415,677)	-	(415,677)

Deutsche Bank AG (Ford Motor Credit Co., 7.45%, due 7/16/31)	March 20, 2015	8.89%	2.93% Quarterly	2,600,000	(643,846)	-	(643,846)

Merrill Lynch & Co., Inc. (AES Corp., 7.75%, due 3/1/14)	March 20, 2017	4.85%	2.8% Quarterly	5,600,000	(599,343)	-	(599,343)

Merrill Lynch & Co., Inc. (AES Corp., 7.75%, due 3/1/14)	March 20, 2017	4.85%	2.6% Quarterly	3,600,000	(422,947)	-	(422,947)

Merrill Lynch & Co., Inc. (Eastman Kodak Company, 7.25%, due 11/15/13)	September 20, 2010	6.80%	2.3% Quarterly	1,610,000	(67,838)	-	(67,838)

RBS Greenwich (Countrywide Home Loans, Inc., 4%, due 3/22/11)	March 20, 2012	1.10%	0.6% Quarterly	7,400,000	(90,017)	-	(90,017)

RBS Greenwich (Countrywide Home Loans, Inc., 4%, due 3/22/11)	June 20, 2012	1.12%	0.66% Quarterly	9,900,000	(119,856)	-	(119,856)

RBS Greenwich (Eastman Kodak Company, 7.25%, due 11/15/13)	December 20, 2010	6.99%	3.2% Quarterly	19,300,000	(846,058)	-	(846,058)

RBS Greenwich (Eastman Kodak Company, 7.25%, due 11/15/13)	September 20, 2012	7.75%	2.25% Quarterly	3,260,000	(444,288)	-	(444,288)

RBS Greenwich (Ford Motor Credit Company, 7%, due 10/1/13)	September 20, 2011	5.15%	3.75% Quarterly	8,900,000	(222,314)	(35,063)	(187,251)

RBS Greenwich (Ford Motor Credit Company, 7%, due 10/1/13)	March 20, 2012	8.19%	5.38% Quarterly	8,200,000	(517,450)	-	(517,450)

RBS Greenwich (Ford Motor Credit Company, 7.45%, due 7/16/31)	September 20, 2011	7.87%	6.75% Quarterly	18,400,000	(377,820)	-	(377,820)

RBS Greenwich (Ford Motor Credit Company, 7.45%, due 7/16/31)	June 20, 2012	8.31%	5.85% Quarterly	7,400,000	(443,950)	-	(443,950)

RBS Greenwich (Ford Motor Credit Company, 7.45%, due 7/16/31)	June 20, 2012	8.31%	5.15% Quarterly	6,900,000	(531,683)	-	(531,683)

RBS Greenwich (General Motors Acceptance Corporation, 6%, due 4/1/11)	December 20, 2011	6.70%	1.34% Quarterly	780,000	(84,035)	-	(84,035)

RBS Greenwich (General Motors Acceptance Corporation, 6.875%, due 8/28/12)	September 20, 2010	6.29%	5.75% Quarterly	1,250,000	(6,349)	-	(6,349)

RBS Greenwich (General Motors Acceptance Corporation, 6.875%, due 8/28/12)	December 20, 2011	6.70%	1.2% Quarterly	680,000	(75,174)	-	(75,174)

RBS Greenwich (General Motors Acceptance Corporation, 6.875%, due 8/28/12)	March 2, 2012	6.74%	1.4% Quarterly	9,400,000	(1,104,913)	-	(1,104,913)

RBS Greenwich (General Motors Acceptance Corporation, 6.875%, due 8/28/12)	March 20, 2012	6.74%	1.17% Quarterly	8,500,000	(1,042,187)	-	(1,042,187)

RBS Greenwich (General Motors Acceptance Corporation, 6.875%, due 8/28/12)	March 20, 2012	6.74%	2% Quarterly	9,300,000	(970,245)	-	(970,245)

RBS Greenwich (General Motors Acceptance Corporation, 6.875%, due 8/28/12)	September 20, 2012	6.79%	5.95% Quarterly	3,800,000	(82,008)	-	(82,008)

RBS Greenwich (General Motors Acceptance Corporation, 6.875%, due 8/28/12)	December 20, 2016	6.94%	1.55% Quarterly	4,200,000	(1,096,833)	-	(1,096,833)

RBS Greenwich (Residential Capital, LLC, 7.5%, due 4/17/13)	December 20, 2012	15.23%	5% Quarterly	10,800,000	(2,637,967)	(885,240)	(1,752,727)

RBS Greenwich (Residential Capital, LLC, 7.5%, due 4/17/13)	December 20, 2012	15.23%	5% Quarterly	10,800,000	(2,637,967)	(1,134,876)	(1,503,091)

RBS Greenwich (SLM Corp., 5.125%, due 8/27/12)	June 20, 2012	9.52%	1.76% Quarterly	24,300,000	(4,158,615)	-	(4,158,615)

RBS Greenwich (SLM Corp., 5.125%, due 8/27/12)	September 20, 2012	9.41%	2.35% Quarterly	3,600,000	(601,679)	-	(601,679)

RBS Greenwich (SLM Corp., 5.125%, due 8/27/12)	September 20, 2012	9.41%	2.4% Quarterly	3,600,000	(597,420)	-	(597,420)

RBS Greenwich (Time Warner Inc. 6.875%, due 5/1/12)	September 20, 2010	0.26%	0.47% Quarterly	5,000,000	10,284	-	10,284

RBS Greenwich (Time Warner Inc., 6.875%, due 5/1/12)	December 20, 2010	0.28%	0.5% Quarterly	12,500,000	33,375	-	33,375

The Goldman Sachs Group, Inc. (Eastman Kodak Company, 7.25%, due 11/15/13)	March 20, 2015	8.76%	1.67% Quarterly	1,900,000	(498,246)	-	(498,246)

The Goldman Sachs Group, Inc. (Ford Motor Credit Co., 7%, due 10/1/13)	September 20, 2017	5.80%	3.77% Quarterly	6,400,000	(717,667)	-	(717,667)

The Goldman Sachs Group, Inc. (Ford Motor Credit Co., 7.45%, due 7/16/31)	September 20, 2011	7.87%	6.8% Quarterly	10,000,000	(196,131)	-	(196,131)

The Goldman Sachs Group, Inc. (Ford Motor Credit Co., 7%, due 10/1/13)	June 20, 2010	4.74%	4.75% Quarterly	2,500,000	139	-	139

The Goldman Sachs Group, Inc. (Ford Motor Credit Co., 7%, due 10/1/13)	September 20, 2011	5.15%	3.8% Quarterly	9,200,000	(229,808)	-	(229,808)

The Goldman Sachs Group, Inc. (Ford Motor Credit Co., 7.45%, due 7/16/31)	September 20, 2011	7.87%	6.8% Quarterly	8,400,000	(164,750)	-	(164,750)

The Goldman Sachs Group, Inc. (General Motors Acceptance Corporation, 6.875%, due 8/28/12)	June 20, 2010	6.29%	5.75% Quarterly	2,000,000	(7,632)	-	(7,632)

The Goldman Sachs Group, Inc. (General Motors Acceptance Corporation, 6.875%, due 8/28/12)	June 20, 2010	6.29%	5.95% Quarterly	80,000	(192)	-	(192)

The Goldman Sachs Group, Inc. (General Motors Acceptance Corporation, 6.875%, due 8/28/12)	June 20, 2010	6.29%	6% Quarterly	1,000,000	(2,045)	-	(2,045)

The Goldman Sachs Group, Inc. (TXU Corp., 5.55%, due 11/15/14)	September 20, 2012	12.19%	3.24% Quarterly	2,700,000	(582,052)	-	(582,052)

Net unrealized depreciation on sales of credit default swaps on corporate issues							$(23,436,074)

9/30/2009
WA Core Plus Bond Portfolio (0975)

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES—BUY PROTECTION(4)

Swap Counterparty (Reference Entity)	Termination Date	Periodic Payments Made by the Fund ‡	Contract Notional Amount (3)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Banc of America Securities LLC (Home Depot Inc., 3.75%, due 9/15/09)	December 20, 2013	0.635% Quarterly	$5,510,000	$(5,383)	$-	$(5,383)

Banc of America Securities LLC (Marriot International Inc., 4.625%, due 6/15/12)	December 20, 2015	0.73% Monthly	7,950,000	206,873	-	206,873

Banc of America Securities LLC (Masco Corp., 5.875%, due 7/15/12)	December 20, 2016	1.04% Quarterly	8,270,000	427,360	-	427,360

Banc of America Securities LLC (PHH Corporate Note, 7.125%, due 3/1/13)	March 20, 2013	1.05% Monthly	5,940,000	717,657	-	717,657

Banc of America Securities LLC (Viacom Inc., 4.625%, due 5/15/18)	December 20, 2015	1.13% Quarterly	5,500,000	142,463	-	142,463

Barclays Capital Inc. (Amerisourcebergen Corp., 5.625%, due 9/15/12)	September 20, 2012	0.5% Quarterly	6,330,000	(39,825)	-	(39,825)

Barclays Capital Inc. (Health Care Property Investments Inc., 6.45%, due 6/25/12)	June 20, 2012	0.63% Quarterly	6,240,000	214,175	-	214,175

Barclays Capital Inc. (Motorola Inc., 6.5%, due 9/1/25)	December 20, 2011	0.32% Quarterly	10,850,000	175,356	-	175,356

Bear Stearns, Inc. (Bell South Corp., 6%, due 10/15/11)	September 20, 2014	0.28% Quarterly	8,250,000	(17,205)	-	(17,205)

Bear Stearns, Inc. (Ford Motor Credit Company, 7%, due 10/1/13)	June 20, 2010	5.75% Quarterly	12,500,000	(202,011)	-	(202,011)

Credit Suisse First Boston USA (AAMES Mortgage Investment Trust 2005-1 M8, 1-Month LIBOR + 160 bp, due 6/25/35)	June 25, 2035	1.28% Monthly	1,122,000	1,073,012	-	1,073,012

Credit Suisse First Boston USA (AAMES Mortgage Investment Trust 2005-1 M9, 1-Month LIBOR + 250 bp, due 6/25/35)	June 25, 2035	2.05% Monthly	1,122,000	1,094,213	-	1,094,213

Credit Suisse First Boston USA (ACE Securities Corp. 2005-HE1 M8, 1-Month LIBOR + 138 bp, due 2/25/35)	February 25, 2035	1.31% Monthly	618,618	614,379	-	614,379

Credit Suisse First Boston USA (Aegis Asset Backed Securities Trust 2004-4 B2, 1-Month LIBOR + 190bp, due 10/25/34)	October 25, 2034	1.37% Monthly	785,968	690,029	-	690,029

Credit Suisse First Boston USA (Aegis Asset Backed Securities Trust 2005 B2, 1-Month LIBOR + 130 bp, due 3/25/35)	March 25, 2035	1.31% Monthly	1,122,000	1,120,962	-	1,120,962

Credit Suisse First Boston USA (Aegis Asset Backed Securities Trust 2005 B3, 1-Month LIBOR + 200 bp, due 3/25/35)	March 25, 2035	2.18% Monthly	1,122,000	1,121,127	-	1,121,127

Credit Suisse First Boston USA (Amerisource Bergen Corp., 8.125%, due 9/1/08)	September 20, 2015	0.9% Quarterly	5,350,000	(162,824)	-	(162,824)

Credit Suisse First Boston USA (Argent Securities Inc. 2004-W11 M10, 1-Month LIBOR + 350bp, due 11/25/34)	November 25, 2034	2.15% Monthly	427,500	419,866	-	419,866

Credit Suisse First Boston USA (Argent Securities Inc. 2004-W11 M9, 1-Month LIBOR + 225bp, due 11/25/34)	November 25, 2034	1.33% Monthly	427,500	416,782	-	416,782

Credit Suisse First Boston USA (Argent Securities Inc. 2004-W4 M3, 1-Month LIBOR + 300 bp, due 3/25/34)	March 25, 2034	2.2% Monthly	531,142	412,512	-	412,512

Credit Suisse First Boston USA (Finance America Mortgage Loan Trust 2004-3 M8, 1-Month LIBOR + 180bp, due 11/25/34)	November 25, 2034	1.31% Monthly	407,909	405,588	-	405,588

Credit Suisse First Boston USA (Finance America Mortgage Loan Trust 2004-3 M9, 1-Month LIBOR + 315bp, due 11/25/34)	November 25, 2034	2.18% Monthly	67,940	67,940	-	67,940

Credit Suisse First Boston USA (Fremont Home Loan Trust 2005-A M8, 1-Month LIBOR + 135 bp, due 1/25/35)	January 25, 2035	1.31% Monthly	444,776	433,921	-	433,921

Credit Suisse First Boston USA (Fremont Home Loan Trust 2005-A, 1-Month LIBOR + 100bp, due 1/25/35)	January 25, 2035	2.08% Monthly	71,036	70,821	-	70,821

Credit Suisse First Boston USA (Home Depot Inc., 3.75%, due 9/15/09)	September 20, 2010	0.17% Quarterly	2,720,000	7,734	-	7,734

Credit Suisse First Boston USA (IndyMac Home Equity Loan Asset-Backed, Trust 2004-C M8, 1-Month LIBOR + 190bp, due 3/25/35)	March 25, 2035	1.28% Monthly	585,674	543,940	-	543,940

Credit Suisse First Boston USA (IndyMac Home Equity Loan Asset-Backed, Trust 2004-C M9, 1-Month LIBOR + 325bp, due 3/25/35)	March 25, 2035	2.05% Monthly	467,382	437,328	-	437,328

Credit Suisse First Boston USA (Long Beach Mortgage Loan Trust 2004-1 M9, 1-Month LIBOR + 350bp, due 2/25/34)	February 25, 2034	2.15% Monthly	263,586	206,518	-	206,518

Credit Suisse First Boston USA (Long Beach Mortgage Loan Trust 2005-1 M8, 1-Month LIBOR + 170 bp, due 2/25/35)	February 25, 2035	1.31% Monthly	544,798	542,525	-	542,525

Credit Suisse First Boston USA (Long Beach Mortgage Loan Trust 2005-1 M9, 1-Month LIBOR + 275bp, due 2/25/35)	February 25, 2035	2.08% Monthly	170,926	170,699	-	170,699

Credit Suisse First Boston USA (Marsh & Mclennan Company, Inc., 5.375%, due 7/15/14)	September 20, 2010	0.46% Quarterly	5,990,000	(14,405)	-	(14,405)

Credit Suisse First Boston USA (Masco Corp., 5.875%, due 7/15/12)	September 20, 2013	0.75% Quarterly	5,830,000	235,124	-	235,124

Credit Suisse First Boston USA (MASTR Asset Backed Securities Trust 2005-NC1 M8, 1-Month LIBOR + 153bp, due 12/25/34)	December 25, 2034	1.31% Monthly	660,250	616,431	-	616,431

Credit Suisse First Boston USA (MASTR Asset Backed Securities Trust 2005-NC1 M9, 1-Month LIBOR + 240bp, due 12/25/34)	December 25, 2034	2.08% Monthly	593,281	571,325	-	571,325

Credit Suisse First Boston USA (Merrill Lynch Mortgage Investors, Inc. 2004-WMC1 B3, 1-Month LIBOR + 225bp, due 9/25/35)	September 25, 2035	2.05% Monthly	295,616	280,075	-	280,075

Credit Suisse First Boston USA (Merrill Lynch Mortgage Investors, Inc. 2004-WMC4 B3, 1-Month LIBOR + 375bp, due 4/25/35)	April 25, 2035	2.15% Monthly	301,031	294,612	-	294,612

Credit Suisse First Boston USA (Merrill Lynch Mortgage Investors, Inc. 2005-NC1 B2, 1-Month LIBOR + 130bp, due 10/25/35)	October 25, 2035	1.28% Monthly	401,504	379,975	-	379,975

Credit Suisse First Boston USA (Merrill Lynch Mortgage Investors, Inc. 2005-NC1 B3, 1-Month LIBOR + 205bp, due 10/25/35)	October 25, 2035	2.05% Monthly	403,431	383,631	-	383,631

Credit Suisse First Boston USA (Merrill Lynch Mortgage Investors, Inc. 2005-WMC1 B2, 1-Month LIBOR + 135bp, due 9/25/35)	September 25, 2035	1.28% Monthly	380,796	360,015	-	360,015

Credit Suisse First Boston USA (Morgan Stanley ABS Capital I 2005-WMC1 B2, 1-Month LIBOR + 130 bp, due 1/25/35)	January 25, 2035	1.31% Monthly	355,878	348,125	-	348,125

Credit Suisse First Boston USA (Morgan Stanley ABS Capital I 2005-WMC1 B3, 1-Month LIBOR + 215bp, due 1/25/35)	January 25, 2035	2.18% Monthly	76,646	76,458	-	76,458

Credit Suisse First Boston USA (New Century Home Equity Loan Trust 2004-2 M9, 1-Month LIBOR + 325bp, due 8/25/34)	August 25, 2034	2.15% Monthly	428,468	250,711	-	250,711

Credit Suisse First Boston USA (New Century Home Equity Loan Trust 2005-1 M8, 1-Month LIBOR + 140 bp, due 3/25/35)	March 25, 2035	1.31% Monthly	550,167	524,853	-	524,853

Credit Suisse First Boston USA (New Century Home Equity Loan Trust 2005-1 M9, 1-Month LIBOR + 205 bp, due 3/25/35)	March 25, 2035	2.18% Monthly	479,851	460,986	-	460,986

Credit Suisse First Boston USA (Novastar Home Equity Loan 2005-1 B2, 1-Month LIBOR + 135 bp, due 6/25/35)	June 25, 2035	1.28% Monthly	1,122,000	1,071,651	-	1,071,651

Credit Suisse First Boston USA (Novastar Home Equity Loan 2005-4 B3, 1-Month LIBOR + 195 bp, due 6/25/35)	June 25, 2035	2.05% Monthly	1,122,000	1,088,131	-	1,088,131

Credit Suisse First Boston USA (Park Place Securities, Inc. 2005-WCH1 M8, 1-Month LIBOR + 155bp, due 1/25/36)	January 25, 2036	1.36% Monthly	1,122,000	1,097,593	-	1,097,593

Credit Suisse First Boston USA (Park Place Securities, Inc. 2005-WCH1 M9, 1-Month LIBOR + 250 bp, due 1/25/36)	January 25, 2036	2.18% Monthly	819,832	815,702	-	815,702

Credit Suisse First Boston USA (People’s Choice Home Loan Securities Trust 2004-1 M6, 1-Month LIBOR + 230bp, due 6/25/34)	June 25, 2034	1.37% Quarterly	439,150	436,760	-	436,760

Credit Suisse First Boston USA (People’s Choice Home Loan Securities Trust 2005-1 B3, 1-Month LIBOR + 260bp, due 1/25/35)	January 25, 2035	2.05% Monthly	879,711	878,983	-	878,983

Credit Suisse First Boston USA (People’s Choice Home Loan Securities Trust 2005-1, 1-Month LIBOR + 165bp, due 1/25/35)	January 25, 2035	1.28% Monthly	1,122,000	1,120,932	-	1,120,932

Credit Suisse First Boston USA (Southwest Airlines Co., 5.25%, due 10/1/14)	March 20, 2017	0.69% Quarterly	4,880,000	331,204	-	331,204

Credit Suisse First Boston USA (Starwood Hotels Resorts, 7.875%, due 8/25/34)	December 20, 2011	1.37% Quarterly	5,350,000	149,078	-	149,078

Credit Suisse First Boston USA (Waste Management Inc., 7.375%, due 8/1/10)	March 20, 2014	0.49% Quarterly	6,630,000	55,555	-	55,555

Deutsche Bank AG (Autozone Inc., 6.95%, due 6/15/16)	June 20, 2016	0.58% Quarterly	10,890,000	62,643	-	62,643

Deutsche Bank AG (Centurytel Inc., 7.875%, due 8/15/12)	March 20, 2017	0.89% Quarterly	8,270,000	(27,058)	-	(27,058)

Morgan Stanley & Co., Inc. (Gannett Co., 6.375%, due 4/01/12)	March 20, 2012	0.46% Quarterly	4,560,000	347,929	-	347,929

Morgan Stanley & Co., Inc. (Sara Lee Corp. 6.125% due 11/01/32)	September 20, 2011	0.62% Quarterly	9,750,000	(62,183)	-	(62,183)

Morgan Stanley & Co., Inc. (Viacom Inc., 6.25%, due 4/30/16)	March 20, 2012	0.36% Quarterly	10,540,000	87,535	-	87,535

Morgan Stanley & Co., Inc. (Weyerhaeuser Co. Note, 7.125%, due 7/15/23)	March 20, 2012	0.74% Quarterly	5,540,000	114,696	-	114,696

RBS Greenwich (General Mills Inc., 5.7%, due 2/15/17)	March 20, 2017	0.33% Quarterly	7,210,000	9,674	-	9,674

RBS Greenwich (Harborview Mortgage Loan Trust 2005-12, 1-Month LIBOR + 175 bp, due 10/19/35)	October 19, 2035	2.5% Monthly	1,191,584	1,184,633	-	1,184,633	*

RBS Greenwich (Home Depot Inc., 5.4%, due 3/1/16)	March 20, 2016	0.48% Monthly	8,230,000	79,922	-	79,922

RBS Greenwich (Washington Mutual 2005-AR11, 1-Month LIBOR + 120 bp, due 8/25/45)	August 25, 2045	2.55% Monthly	676,362	669,311	-	669,311	*

The Goldman Sachs Group, Inc. (JPM Chase Commercial Mortgage, 5.7966%, due 5/15/47)	May 15, 2047	0.75% Monthly	5,000,000	4,348,450	-	4,348,450	*

Net unrealized appreciation on buys of credit default swaps on corporate issues						$29,935,589

CREDIT DEFAULT SWAP ON CREDIT INDICES—SELL PROTECTION(1)

Swap Counterparty (Reference Entity)	Termination Date	Periodic Payments Received by the Fund ‡	Contract Notional Amount (3)	Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Banc of America Securities LLC (CDX IG HVOL 9)	December 20, 2012	1.4% Quarterly	$130,597,117	$(9,239,133)	$(3,904,567)	$(5,334,566)

Banc of America Securities LLC (CDX IG HVOL 9)	December 20, 2012	1.4% Quarterly	11,600,040	(820,648)	(346,094)	(474,554)

Banc of America Securities LLC (CDX IG HVOL 9)	December 20, 2012	1.4% Quarterly	30,450,105	(2,154,202)	(930,559)	(1,223,643)

Barclays Capital Inc. (CDX IG 10)	June 20, 2013	1.55% Quarterly	45,676,800	222,428	(110,852)	333,280

Barclays Capital Inc. (CDX IG 10)	June 20, 2013	1.55% Quarterly	40,552,800	197,476	(370,488)	567,964

Barclays Capital Inc. (CDX IG 9)	December 20, 2017	0.8% Quarterly	98,946,880	(3,588,615)	(3,486,389)	(102,226)

Barclays Capital Inc. (CDX IG 9)	December 20, 2017	0.8% Quarterly	85,595,200	(3,104,375)	(3,441,489)	337,114

Barclays Capital Inc. (CDX IG HVOL 9)	December 20, 2012	1.4% Quarterly	29,290,101	(2,072,137)	(726,272)	(1,345,865)

Barclays Capital Inc. (CDX IG HVOL 9)	December 20, 2012	1.4% Quarterly	34,800,120	(2,461,945)	(1,057,659)	(1,404,286)

Barclays Capital Inc. (CDX IG HVOL 9)	December 20, 2012	1.4% Quarterly	31,706,776	(2,243,105)	(1,724,122)	(518,983)

Bear Stearns, Inc. (CDX HY 6B)	June 20, 2011	3% Quarterly	21,354,000	(415,348)	92,092	(507,440)

Bear Stearns, Inc. (CDX HY 8)	June 20, 2012	0.91% Quarterly	31,750,000	(5,591,943)	-	(5,591,943)

Bear Stearns, Inc. (CDX HY 8)	June 20, 2012	1.01% Quarterly	11,800,000	(2,048,489)	-	(2,048,489)

Bear Stearns, Inc. (CDX HY 8)	June 20, 2012	1.05% Quarterly	12,700,000	(2,191,912)	-	(2,191,912)

Credit Suisse First Boston USA (ABX.HE-AAA 06-1)	July 25, 2045	0.18% Monthly	156,929,815	(33,739,910)	(13,162,578)	(20,577,332)

Credit Suisse First Boston USA (ABX.HE-AAA 06-1)	July 25, 2045	0.18% Monthly	22,535,376	(4,845,106)	(1,993,808)	(2,851,298)

Credit Suisse First Boston USA (CDX IG HVOL 10)	June 20, 2013	3.5% Quarterly	40,310,139	(237,947)	443,837	(681,784)

Credit Suisse First Boston USA (CDX IG HVOL 10)	June 20, 2013	3.5% Quarterly	40,890,141	(241,370)	(505,421)	264,051

Deutsche Bank AG (ABX.HE-AAA 06-1)	July 25, 2045	0.18% Monthly	30,804,405	(6,622,947)	(2,606,152)	(4,016,795)

Deutsche Bank AG (ABX.HE-AAA 06-1)	July 25, 2045	0.18% Monthly	15,538,505	(3,340,778)	(1,353,926)	(1,986,852)

Deutsche Bank AG (ABX.HE-AAA 06-1)	July 25, 2045	0.18% Monthly	7,451,213	(1,602,011)	(815,588)	(786,423)

Deutsche Bank AG (iBoxx IG Hi-Vol2)	September 20, 2014	1.3% Quarterly	11,174,667	(346,099)	20,852	(366,951)

JP Morgan Chase & Co. (ABX HE-AAA 06-1)	July 25, 2045	0.18% Monthly	21,808,428	(4,688,812)	(514,038)	(4,174,774)

JP Morgan Chase & Co. (CDX HY 9)	December 20, 2012	2.25% Quarterly	8,900,000	(1,944,227)	-	(1,944,227)

JP Morgan Chase & Co. (CDX HY 9)	December 20, 2012	6.356% Quarterly	50,000,000	(4,963,405)	-	(4,963,405)

JP Morgan Chase & Co. (CDX HY 9)	December 20, 2012	6.2% Quarterly	3,000,000	(311,389)	-	(311,389)

JP Morgan Chase & Co. (CDX IG 10)	June 20, 2013	1.55% Quarterly	154,208,000	750,931	(596,134)	1,347,065

JP Morgan Chase & Co. (CDX IG 10)	June 20, 2013	1.55% Quarterly	141,910,400	691,047	(1,152,891)	1,843,938

JP Morgan Chase & Co. (CDX IG 8)	June 20, 2012	0.35% Quarterly	83,448,000	(2,070,378)	(440,916)	(1,629,462)

JP Morgan Chase & Co. (CDX IG HVOL 9)	December 20, 2012	1.4% Quarterly	966,670	(68,388)	(24,294)	(44,094)

Merrill Lynch & Co., Inc. (ABX.HE-AAA 06-1)	July 25, 2045	0.18% Monthly	22,717,113	(4,884,180)	(1,245,789)	(3,638,391)

Merrill Lynch & Co., Inc. (CDX HY 8)	June 20, 2012	0.82% Quarterly	30,600,000	(5,458,893)	-	(5,458,893)

Merrill Lynch & Co., Inc. (CDX HY 8)	June 20, 2012	0.92% Quarterly	31,750,000	(5,583,933)	-	(5,583,933)

Merrill Lynch & Co., Inc. (CDX HY 8)	June 20, 2012	1.125% Quarterly	18,800,000	(3,209,139)	-	(3,209,139)

Merrill Lynch & Co., Inc. (CDX HY 9)	December 20, 2012	2% Quarterly	9,340,000	(2,108,125)	-	(2,108,125)

Merrill Lynch & Co., Inc. (CDX HY 9)	December 20, 2012	2.3% Quarterly	9,220,000	(2,000,751)	-	(2,000,751)

Merrill Lynch & Co., Inc. (CDX HY 9)	December 20, 2012	6.43% Quarterly	2,000,000	(194,240)	-	(194,240)

Merrill Lynch & Co., Inc. (Dow Jones CDX IG HVOL 12)	June 20, 2014	5% Quarterly	25,400,000	2,963,695	820,861	2,142,834

Morgan Stanley & Co., Inc. (CDX HY 9)	December 20, 2012	6.2% Quarterly	33,000,000	(3,425,278)	-	(3,425,278)

Morgan Stanley & Co., Inc. (CDX IG HVOL 9)	December 20, 2012	1.4% Quarterly	108,267,040	(7,659,385)	(4,583,581)	(3,075,804)

RBS Greenwich (CDX HY 10)	June 20, 2013	5% Quarterly	10,614,000	(346,243)	(1,088,837)	742,594

RBS Greenwich (CDX IG 8)	June 20, 2012	0.35% Quarterly	16,494,400	(409,233)	(211,274)	(197,959)

RBS Greenwich (CDX IG 8)	June 20, 2012	0.35% Quarterly	14,152,000	(351,117)	(162,229)	(188,888)

RBS Greenwich (LCDX HY 9)	December 20, 2012	2.25% Quarterly	13,440,000	(682,271)	(758,448)	76,177

The Goldman Sachs Group, Inc. (ABX.HE-AAA 06-1)	July 25, 2045	0.18% Monthly	22,489,942	(4,835,338)	(1,503,196)	(3,332,142)

The Goldman Sachs Group, Inc. (CDX HY 8)	June 20, 2012	0.9% Quarterly	32,000,000	(5,644,048)	-	(5,644,048)

The Goldman Sachs Group, Inc. (CDX HY 9)	October 12, 2012	1.8% Quarterly	35,500,000	(8,218,772)	-	(8,218,772)

The Goldman Sachs Group, Inc. (CDX HY 9)	December 20, 2012	2% Quarterly	8,780,000	(1,981,728)	-	(1,981,728)

The Goldman Sachs Group, Inc. (CDX IG 8)	June 20, 2012	0.35% Quarterly	19,149,120	(475,097)	(116,095)	(359,002)

The Goldman Sachs Group, Inc. (CDX IG 9)	December 20, 2017	0.8% Quarterly	63,440,000	(2,300,848)	(2,019,216)	(281,632)

The Goldman Sachs Group, Inc. (CDX IG HVOL 10)	June 20, 2013	3.5% Quarterly	242,730,837	(1,432,816)	3,302,774	(4,735,590)

The Goldman Sachs Group, Inc. (CDX IG HVOL 10)	June 20, 2013	3.5% Quarterly	32,673,446	(192,868)	965,442	(1,158,310)

The Goldman Sachs Group, Inc. (CDX IG HVOL 10)	June 20, 2013	3.5% Quarterly	32,770,113	(193,439)	480,557	(673,996)

The Goldman Sachs Group, Inc. (CDX IG HVOL 3)	March 20, 2010	1.05% Quarterly	21,845,160	(9,286)	(13,469)	4,183

The Goldman Sachs Group, Inc. (CDX IG HVOL 3)	March 20, 2010	1.05% Quarterly	42,820,380	(18,203)	(108,272)	90,069

The Goldman Sachs Group, Inc. (CDX IG HVOL 9)	December 20, 2012	1.4% Quarterly	48,333,500	(3,419,368)	(787,401)	(2,631,967)

The Goldman Sachs Group, Inc. (CDX IG HVOL 9)	December 20, 2012	1.4% Quarterly	29,290,101	(2,072,137)	(742,690)	(1,329,447)

The Goldman Sachs Group, Inc. (CDX IG HVOL 9)	December 20, 2012	1.4% Quarterly	28,420,098	(2,010,588)	(1,094,874)	(915,714)

The Goldman Sachs Group, Inc. (CDX IG HVOL 9)	December 20, 2012	1.4% Quarterly	28,420,098	(2,010,588)	(957,279)	(1,053,309)

The Goldman Sachs Group, Inc. (CDX IG HVOL 9)	December 20, 2012	1.4% Quarterly	110,490,381	(7,816,675)	(10,122,258)	2,305,583

The Goldman Sachs Group, Inc. (iBoxx HY 4)	June 20, 2010	3.4% Quarterly	1,980,000	17,292	(8,283)	25,575

The Goldman Sachs Group, Inc. (iBoxx HY 6B)	June 20, 2011	3% Quarterly	9,737,424	(189,399)	34,518	(223,917)

The Goldman Sachs Group, Inc. (iBoxx HY 6B)	June 20, 2011	3% Quarterly	12,812,400	(249,209)	54,977	(304,186)

The Goldman Sachs Group, Inc. (LCDX 9)	December 20, 2012	2.25% Quarterly	14,280,000	(724,913)	47,588	(772,501)

Net unrealized depreciation on sales of credit default swaps on credit indices						$(117,695,928)

CREDIT DEFAULT SWAP ON CREDIT INDICES—BUY PROTECTION(4)

Swap Counterparty (Reference Entity)	Termination Date	Periodic Payments Made by the Fund ‡	Contract Notional Amount (3)	Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Barclays Capital Inc. (CDX IG 10 6/13)	June 20, 2013	1.55% Quarterly	$19,617,600	$(95,530)	$299,796	$(395,326)

Barclays Capital Inc. (CDX IG 10)	June 20, 2013	1.55% Quarterly	22,838,400	(111,214)	26,490	(137,704)

Barclays Capital Inc. (CDX IG 10)	June 20, 2013	1.55% Quarterly	81,105,600	(394,952)	318,911	(713,863)

Barclays Capital Inc. (CDX IG 11)	December 20, 2013	1.5% Quarterly	6,240,000	(51,632)	155,220	(206,852)

Barclays Capital Inc. (CDX IG 11)	December 20, 2013	1.5% Quarterly	44,400,000	(367,379)	1,402,770	(1,770,149)

Bear Stearns, Inc. (CDX HY 6B)	June 20, 2011	3% Quarterly	9,908,256	(192,722)	15,284	(208,006)

Citigroup Global Markets (CMBX 1 2006-1 AAA)	March 22, 2045	0.1% Monthly	9,530,000	794,802	948,999	(154,197	) *

Credit Suisse First Boston USA (CDX IG 11)	March 20, 2013	1.5% Quarterly	90,100,000	(745,514)	2,827,810	(3,573,324)

Credit Suisse First Boston USA (CMBX 1 2006-1 AAA)	March 22, 2045	0.1% Monthly	9,520,000	793,968	2,204,058	(1,410,090	) *

Credit Suisse First Boston USA (CMBX 2 2006-2 AAA)	September 22, 2045	0.07% Monthly	16,420,000	2,041,006	3,580,458	(1,539,452	) *

Credit Suisse First Boston USA (CMBX 4 2007-2 AAA)	March 22, 2047	0.35% Quarterly	34,700,000	6,971,230	8,932,066	(1,960,836	) *

JP Morgan Chase & Co. (CDX IG 10 6/13)	June 20, 2013	1.55% Quarterly	39,820,800	(193,912)	889,648	(1,083,560)

JP Morgan Chase & Co. (CDX IG 10 6/13)	June 20, 2013	1.55% Quarterly	9,857,600	(48,003)	113,351	(161,354)

JP Morgan Chase & Co. (CDX IG HVOL 10)	June 20, 2013	3.5% Quarterly	28,710,099	169,473	(1,082,280)	1,251,753

JP Morgan Chase & Co. (CDX IG HVOL 10)	June 20, 2013	3.5% Quarterly	26,100,090	154,066	(1,259,405)	1,413,471

JP Morgan Chase & Co. (CMBX 1 2006-1 AAA)	March 22, 2045	0.1% Monthly	9,530,000	794,802	954,663	(159,861	) *

JP Morgan Chase & Co. (CMBX 4 2007-2 AAA)	March 22, 2047	0.35% Quarterly	34,700,000	6,971,230	8,932,798	(1,961,568	) *

RBS Greenwich (CDX HY 10)	June 20, 2013	5% Quarterly	10,614,000	346,242	1,574,380	(1,228,138)

RBS Greenwich (CDX IG HVOL 10)	June 20, 2013	3.5% Quarterly	11,213,372	66,191	(558,540)	624,731

The Goldman Sachs Group, Inc. (CDX IG 10 6/13)	June 20, 2013	1.55% Quarterly	39,040,000	(190,110)	879,194	(1,069,304)

The Goldman Sachs Group, Inc. (CDX IG 11)	December 20, 2013	1.5% Quarterly	22,800,000	(188,654)	512,717	(701,371)

The Goldman Sachs Group, Inc. (CDX IG HVOL 10)	June 20, 2013	3.5% Quarterly	40,310,139	237,947	366,771	(128,824)

Net unrealized depreciation on buys of credit default swaps on credit indices						$(15,273,824)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(3)	The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the underlying securities comprising the referenced index.
(5)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
‡	Percentage shown is an annual percentage rate.
*	Security is valued in good faith at fair value by or under the direction of the Board of Directors.

Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Codification Section 815 (formerly Statement of Financial Accounting Standards No. 161) (“ASC Topic 815”) requires enhanced disclosure about an entity’s derivative and hedging activities.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure at September 30, 2009.

Core

	Futures Contracts		Written Options, at value	Swap Contracts, at value	Total
Primary Underlying Risk Disclosure	Unrealized Appreciation	Unrealized Depreciation
Interest Rate Contracts	$20,958,022	$(7,499,358)	$(21,699,388)	$(15,293,186)	$(23,533,910)
Credit Contracts	–	–	–	(53,660,418)	(53,660,418)
Other Contracts	–	–	–	–	–

Total	$20,958,022	$(7,499,358)	$(21,699,388)	$(68,953,604)	$(77,194,328)

The Fund had average market values of $27,724,246, $2,237,748,978 and $346,451,052 in written options, futures contracts (to buy) and futures contracts (to sell), respectively, average notional balances in interest rate swap contracts of $916,183,900, average notional balances of $492,430,176 and $1,929,406,033 in credit default swap contracts (to buy protection) and credit default swap contracts (to sell protection), respectively, during the period ended September 30, 2009.

Core Plus

Primary Underlying Risk Disclosure	Futures Contracts		Written Options, at value	Forward Foreign Currency Contracts		Swap Contracts, at value	Total
	Unrealized Appreciation	Unrealized Depreciation		Unrealized Appreciation	Unrealized Depreciation
Interest Rate Contracts	$37,621,020	$(10,590,467)	$(52,058,613)			$(33,352,145)	$(58,380,205)
Foreign Exchange Contracts	–	–		$5,050,461	$(9,426,340)		(4,375,879)
Credit Contracts	–	–		–	–	(155,360,910)	(155,360,910)
Other Contracts	–	–	–	–	–	–	–

Total	$37,621,020	$(10,590,467)	$(52,058,613)	$5,050,461	$(9,426,340)	$(188,713,055)	$(218,116,994)

The Fund had average market values of $60,452,856, $243,201,485, $280,820,857, $5,141,934,033 and $415,784,283 in written options, forward foreign currency contracts (to buy), forward foreign currency contracts (to sell), futures contracts (to buy) and futures contracts (to sell), respectively, average notional balances in interest rate swap contracts of $1,973,668,500, average notional balances of $738,673,320 and $4,297,340,339 in credit default swap contracts (to buy protection) and credit default swap contracts (to sell protection), respectively, during the period ended September 30, 2009.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Funds, Inc.

By	/S/ R. JAY GERKEN
R. Jay Gerken
President

Date: November 24, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ R. JAY GERKEN
R. Jay Gerken
President

Date: November 24, 2009

By	/S/ FRANCES M. GUGGINO
Frances M. Guggino
Principal Financial and Accounting Officer

Date: November 24, 2009